[LOGO]

                                 Smith Barney

                             U.S. 5000 Index Fund

                                                              SEMI-ANNUAL REPORT

                                                              JUNE 30, 2000

                      [LOGO]    Smith Barney Mutual Funds

                Your Serious Money. Professionally Managed.(SM)

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Table of Contents

Letter from the Chairman of the Smith Barney U.S. 5000 Index Fund................................      1

Smith Barney U.S. 5000 Index Fund

  Statement of Assets and Liabilities............................................................      3

  Statement of Operations........................................................................      4

  Statements of Changes in Net Assets............................................................      5

  Notes to Financial Statements..................................................................      6

  Financial Highlights...........................................................................      8

Master Investment Portfolio

  Statements of Assets and Liabilities...........................................................      9

  Statements of Operations.......................................................................     10

  Statements of Changes in Net Assets............................................................     12

  Notes to the Financial Statements..............................................................     14

  Schedules of Investments.......................................................................     19

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]          DEAR SHAREHOLDER:

                 We are pleased to provide the semi-annual report for the Smith
Heath B.         Barney U.S. 5000 Index Fund ("Fund") for the period ended June
McLendon         30, 2000. In this report we summarize the period's prevailing economic and market conditions. A detailed summary of
Chairman         performance and current holdings can be found in the
                 appropriate sections that follow. We hope you find this report to be useful and informative.

                 Performance And Strategy Update

                 The Fund seeks to offer long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Index ("Wilshire 5000"). The Wilshire 5000 is an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities and consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market for which daily pricing is available./1/ The Wilshire 5000 is comprised of the stocks in the Standard & Poor's 500 Index ("S&P 500"),/2/ except for a small number of foreign stocks that represent approximately 3% of the S&P 500, and the stocks in the Wilshire 4500 Index ("Wilshire 4500")./3/

The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund does not buy individual securities directly. Instead, it invests all of its assets in the U.S. Equity Master Portfolio ("Master Portfolio" as to the U.S. 5000 Index Fund), a series of Master Investment Portfolio ("MIP"), rather than directly in a portfolio of securities. MIP is a registered open-end management investment company.

The Master Portfolio seeks to provide investment results that match as closely as possible, the composition of the Wilshire 5000 and owns the constituent index stocks at the appropriate index weight. The Fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing. The Master Portfolio's investment advisor is Barclays Global Fund Advisors ("BGFA"). BGFA is a wholly owned direct subsidiary of Barclay's Global Investors, N.A. (which is an indirect subsidiary of Barclays Bank PLC).

The Master Portfolio seeks to achieve its objective by investing substantially all of its assets in two other Master Portfolios of MIP--the Extended Index Master Portfolio (which invests substantially all of its assets in stocks comprising the Wilshire 4500) and the S&P 500 Index Master Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500). The Master Portfolio's assets will be invested in the Extended Index Master Portfolio and the S&P 500 Index Master Portfolio ("Underlying Portfolio(s)") in proportions adjusted periodically to approximate the capitalization range of the Wilshire 5000.

The Master Portfolio follows an indexed or "passively managed" approach to investing. BGFA determines which proportion of the Equity Index Master Portfolio's assets will be invested in each Underlying Portfolio to match, to the extent feasible, the capitalization range and returns of the Wilshire 5000. In turn, the Underlying Portfolios determine which securities are to be purchased or sold to match or sample their respective benchmarks.

_____________
1 Please note that the Wilshire 5000 is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.
2 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. An investor cannot invest directly in an index.
3 The Wilshire 4500 measures the performance of all small- and mid-cap stocks.
  It is constructed using the Wilshire 5000 securities with the companies in the S&P 500 removed. An investor cannot invest directly in an index.

This means that BGFA does not evaluate individual companies to identify attractive investment candidates. Instead, BGFA attempts to mirror the composition of the Wilshire 5000 as closely as possible by adjusting the Master Portfolio's portfolio periodically to reflect the companies included in the Wilshire 5000 and their weightings./4/

For the six months ended June 30, 2000, the Fund's Class A shares returned 0.74%. In comparison, the Wilshire 5000 returned a negative 0.69% for the same period.

Financial Markets Overview/5/

Shares of many U.S. companies declined during the period, with many of the major indexes down for the first half of the year as investors reacted to potential rate increases by the Federal Reserve Board ("Fed"). The breadth of the declines affected a wide range of stocks including many small- and large-capitalization company stocks, growth stocks and value stocks. (Growth stocks are shares of companies with historically strong and relatively predictable earnings growth rates. Value stocks are shares of companies that are believed to be undervalued but have positive longer-term business prospects.)

Momentum investing and technology stocks were largely out of favor with investors during the period, replaced in many cases by a renewed interest in companies that many investors believed could provide real earnings and had strong financials.

Concerns about higher interest rates peaked in mid-May, when the Fed raised interest rates an additional 50 basis points./6/ The ongoing trend of rising interest rates was a catalyst for the weak performance of all of the major indexes in the quarter ending June 30, 2000. The Dow Jones Industrial Average ("DJIA"),/7/ which is dominated by "Old Economy" stocks, followed a negative first quarter performance with a decline of 4.34% in the second quarter of 2000. (The Old Economy represents more established, "blue-chip" companies.)

The Fed continued to stress its concern that there is a disparity in the growth of demand and potential supply, which could foster inflation and jeopardize the economy's performance. In theory, higher rates could potentially hurt stocks, because slower growth often hinders profits at the same time that alternative investments become more attractive. Accordingly, many interest-rate sensitive stocks experienced price declines after the recent decision.

Thank you for your investment in the Smith Barney U.S. 5000 Index Fund. We look forward to helping you pursue your financial goals in the future.

Sincerely,

/s/ Heath B. Mclendon

Heath B. Mclendon
Chairman

August 2, 2000

______________
4 The Master Portfolio does not mirror the Wilshire 5000 exactly because, unlike the Wilshire 5000, the Master Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Master Portfolio's expenses.
5 The information provided in this section represents the opinion of SSB Citi
  Fund Management LLC and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.
6 A basis point is 0.01% or one one-hundredth of a percent.
7 The DJIA is a price-weighted average of 30 actively traded blue-chip stocks.
  An investor cannot invest directly in an index.

                       SMITH BARNEY U.S. 5000 INDEX FUND

                     Statement of Assets and Liabilities
                           June 30, 2000 (unaudited)

ASSETS:
  Investment in Master Portfolio, at value (Note 1)...............................   $ 5,990,405
  Receivable for Fund shares sold.................................................        52,238
  Receivable from Manager.........................................................        82,616
                                                                                     -----------
  Total Assets....................................................................     6,125,259
                                                                                     -----------

LIABILITIES:
  Distribution fees payable.......................................................         4,321
  Accrued expenses................................................................        41,052
                                                                                     -----------
  Total Liabilities...............................................................        45,373
                                                                                     -----------
Total Net Assets..................................................................   $ 6,079,886
                                                                                     ===========
NET ASSETS:
  Paid in capital.................................................................   $ 6,036,087
  Undistributed net investment income.............................................        10,458
  Accumulated net realized gain from security transactions........................       719,830
  Net unrealized depreciation of investments......................................      (686,489)
                                                                                     -----------
Total Net Assets..................................................................   $ 6,079,886
                                                                                     ===========
Shares Outstanding, Class A Shares................................................       518,810
                                                                                     -----------
Net Asset Value, Class A Shares (and redemption price)............................   $     11.72
                                                                                     ===========

                      See Notes to Financial Statements.

                       SMITH BARNEY U.S. 5000 INDEX FUND

                           Statement of Operations
                    For the Six Months Ended June 30, 2000
                                  (unaudited)

INVESTMENT INCOME:
  Dividends.......................................................................  $  20,979
  Interest........................................................................      6,011
  Expenses........................................................................     (2,466)
  Less: Withholding tax...........................................................       (130)
                                                                                    ---------
  Total Investment Income.........................................................     24,394
                                                                                    ---------
EXPENSES:
  Shareholder communications......................................................     42,000
  Audit and legal.................................................................     19,500
  Fund accounting fees (Note 2)...................................................     10,100
  Management fees (Note 2)........................................................      4,728
  Distribution plan fees (Note 2).................................................      4,106
  Shareholder servicing fees......................................................      2,800
  Director fees...................................................................      1,500
  Other...........................................................................     14,500
                                                                                    ---------
  Total Expenses..................................................................     99,234
                                                                                    ---------
  Less: Administration fee waiver (Note 2)........................................     (3,109)
        Expense reimbursement by Administrator (Note 2)...........................    (82,189)
                                                                                    ---------
  Total Waivers and Reimbursements................................................    (85,298)
                                                                                    ---------
  Net Expenses....................................................................     13,936
                                                                                    ---------
Net Investment Income.............................................................     10,458
                                                                                    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER
PORTFOLIO (NOTE 1):
 Realized Gain From:
  Security transactions...........................................................    720,242
                                                                                    ---------
 Net Realized Gain................................................................    720,242
                                                                                    ---------
 Change in Net Unrealized Appreciation (Depreciation) of Investments:
  Beginning of period.............................................................     60,416
  End of period...................................................................   (686,489)
                                                                                    ---------
 Increase in Net Unrealized Depreciation..........................................   (746,905)
                                                                                    ---------
Net Loss on Investments...........................................................    (26,663)
                                                                                    ---------
Decrease in Net Assets From Operations............................................  $ (16,205)
                                                                                    =========

                      See Notes to Financial Statements.

                      SMITH BARNEY U.S. 5000 INDEX FUND

                      Statement of Changes in Net Assets
              For the Six Months Ended June 30, 2000 (unaudited)
                   and the Period Ended December 31, 1999(a)

                                                                                2000                 1999
                                                                           --------------       --------------
OPERATIONS:
 Net investment income...................................................  $       10,458       $          668
 Net realized gain on sale of investments................................         720,242                1,693
 Increase (decrease) in net unrealized appreciation......................        (746,905)              60,416
                                                                           --------------       --------------
 Increase (Decrease) in Net Assets From Operations.......................         (16,205)              62,777
                                                                           --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income...................................................            (883)                  --
 Net realized gain.......................................................          (2,105)                  --
                                                                           --------------       --------------
 Decrease in Net Assets from Distribution to Shareholders................          (2,988)                  --
                                                                           --------------       --------------
FUND SHARE TRANSACTIONS (NOTE 3):
 Net proceeds from sale of shares........................................       5,427,756            1,255,489
 Net asset value of shares issued for reinvestment of dividends..........           2,950                   --
 Cost of shares reacquired...............................................        (618,192)             (31,701)
                                                                           --------------       --------------
 Increase in Net Assets From Fund Share Transactions.....................       4,812,514            1,223,788
                                                                           --------------       --------------
Increase in Net Assets...................................................       4,793,321            1,286,565
NET ASSETS
 Beginning of period.....................................................       1,286,565                   --
                                                                           --------------       --------------
 End of period*..........................................................  $    6,079,886       $    1,286,565
                                                                           ==============       ==============
 * Includes undistributed net investment income of:......................  $       10,458       $          883
                                                                           ==============       ==============

(a) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.

                      See Notes to Financial Statements.

                       SMITH BARNEY U.S. 5000 INDEX FUND

                        Notes to Financial Statements
                                  (unaudited)

1.  Significant Accounting Policies

  The Smith Barney U.S. 5000 Index Fund ("Fund") is a separate series of Smith Barney Investment Trust ("Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. To achieve its investment objective, the Fund invests all of its investable assets in the U.S. Equity Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company with the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2000, the value of the Fund's investment in the Master Portfolio was 0.89% of the outstanding interest of the Master Portfolio.

  The financial statements of the Master Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

  The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows: (a) valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report; (b) the Fund earns income, net of Master Portfolio expenses, daily based on its investments in the Master Portfolio; (c) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (d) the Fund bears a pro rata portion of the investment advisory and administration fees paid by the Master Portfolio; (e) dividends and distributions to shareholders are recorded on ex-dividend date; (f) all the net investment income, realized and unrealized gain and loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the identified cost basis; and (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $215 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

                       SMITH BARNEY U.S. 5000 INDEX FUND

                        Notes to Financial Statements
                            (unaudited) (continued)

2.  Management Agreement and Other Transactions

  SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings, which, in turn, is a subsidiary of Citigroup, Inc. ("Citigroup") acts as the Fund's administrator. The Fund's management fee is calculated at an annual rate not to exceed 0.23% of the Fund's average daily net assets. This management fee includes an investment management and administration fee payable by the Master Portfolio (0.08% of the Master Portfolio's average daily net assets); and an administration fee (0.15% of the Fund's average daily net assets) payable by the Fund. This fee is calculated daily and paid monthly. For the six months ended June 30, 2000, SSBC waived all of its administration fees and agreed to reimburse expenses of $82,189.

  Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services became the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the six months ended June 30, 2000, the Fund paid transfer agent fees of $976 to CFTC.

  Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

  Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A shares calculated an annual rate of 0.20% of the average daily net assets of the Fund.

  Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

3.  Shares of Beneficial Interest

  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Fund has the ability to issue multiple classes of shares. Transactions in shares of beneficial interest were as follows:

                                                                                         Six Months Ended          Period Ended
                                                                                          June 30, 2000        December 31, 1999(a)
                                                                                        --------------------   ---------------------
Class A Shares                                                                          Shares      Amount     Shares       Amount
                                                                                        -------   ----------   -------   -----------
Shares sold...........................................................................  461,323   $5,427,756   113,327   $1,255,489
Shares issued on reinvestment of dividends............................................      253        2,950        --           --
Shares reacquired.....................................................................  (53,257)    (618,192)   (2,836)     (31,701)
                                                                                        -------   ----------   -------   ----------
Net Increase..........................................................................  408,319   $4,812,514   110,491   $1,223,788
                                                                                        =======   ==========   =======   ==========

(a) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.

                       SMITH BARNEY U.S. 5000 INDEX FUND

                             Financial Highlights


For a share of Class A shares of capital stock outstanding throughout each period:

                                                                                                            2000/(1)(2)/  1999/(3)/
                                                                                                            ------------  ---------
Net Asset Value, Beginning of Period....................................................................     $ 11.64      $ 10.00
                                                                                                             -------      -------
Income From Operations:
 Net investment income/(4)/.............................................................................        0.03         0.01
 Net realized and unrealized gain.......................................................................        0.06         1.63
                                                                                                             -------      -------
Total Income From Operations............................................................................        0.09         1.64
                                                                                                             -------      -------
Less Distributions:
 Net investment income..................................................................................       (0.00)*         --
 Net realized gains.....................................................................................       (0.01)          --
                                                                                                             -------      -------
Total Distributions.....................................................................................       (0.01)          --
                                                                                                             -------      -------

Net Asset Value, End of Period..........................................................................     $ 11.72      $ 11.64
                                                                                                             =======      =======
Total Return++..........................................................................................        0.74%       16.40%
                                                                                                             =======      =======
Net Assets, End of Period (000os).......................................................................     $ 6,080      $ 1,287
                                                                                                             =======      =======
Ratios to Average Net Assets+:
 Expenses/(4)(5)(6)/....................................................................................        0.68%        0.68%
 Net investment income..................................................................................        0.50         0.62
Portfolio Turnover Rate.................................................................................           8%           9%

(1) For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.
(4) SSBC has agreed to waive all of its administration fees for the six months ended June 30, 2000 and the year ended December 30, 1999. In addition,
    SBBC has agreed to reimburse expenses amounting to $82,189 and $23,824 for the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. If such fees were not waived or expenses reimbursed, the increase to net investment income (loss) per share would have been $(0.21) and $(0.21), respectively and the actual expense ratio would have been 4.78% and 22.19% (annualized), respectively.
(5) As a result of an expense limitation, expense ratios will not exceed 0.68%.
(6) This expense ratio includes expenses charged to the Master Portfolio.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

                          MASTER INVESTMENT PORTFOLIO

                      Statements of Assets and Liabilities
                           June 30, 2000 (Unaudited)

                                          Extended   S&P 500 Index  U.S. Equity
                                        Index Master     Master     Index Master
                                         Portfolio     Portfolio     Portfolio
                                        ------------ -------------- ------------
ASSETS
Investments at cost...................  $214,426,998 $2,918,072,487 $        --
                                        ------------ -------------- ------------
Investments at market value (Note 1)..  $249,202,802 $3,907,919,571 $686,024,116
Receivables:
 Investment securities sold...........       928,577      7,197,840          --
 Dividends and interest...............       185,118      3,288,834          --
 Due from broker--variation margin....        49,350      1,029,524          --
Prepaid expenses......................           --             236          --
                                        ------------ -------------- ------------
Total Assets..........................   250,365,847  3,919,436,005  686,024,116
                                        ------------ -------------- ------------
LIABILITIES
Payables:
 Investment securities purchased......       708,694      4,249,206          --
 Collateral for securities loaned
  (Note 4)............................           --      95,640,573          --
 Due to Bank..........................           --           2,314          --
 Due to BGI (Note 2)..................       112,387        738,756       90,904
                                        ------------ -------------- ------------
Total Liabilities.....................       821,081    100,630,849       90,904
                                        ------------ -------------- ------------
NET ASSETS............................  $249,544,766 $3,818,805,156 $685,933,212
                                        ============ ============== ============

   The accompanying notes are an integral part of these financial statements.

                          MASTER INVESTMENT PORTFOLIO

                            Statements of Operations
               For the Six Months Ended June 30, 2000 (Unaudited)

                                         Extended                  U.S. Equity
                                           Index       S&P 500        Index
                                          Master     Index Master    Master
                                         Portfolio    Portfolio     Portfolio
                                        -----------  ------------  -----------
NET INVESTMENT INCOME
Dividends+............................  $   920,293  $ 24,183,203  $ 3,444,065
Interest++............................      298,136     3,984,961      667,882
                                        -----------  ------------  -----------
Total investment income...............    1,218,429    28,168,164    4,111,947
                                        -----------  ------------  -----------
EXPENSES (Note 2)
Advisory Fees.........................       95,759     1,091,905      260,178
Administration fee....................       23,940           --        16,722
                                        -----------  ------------  -----------
Total expenses........................      119,699     1,091,905      276,900
                                        -----------  ------------  -----------
Net investment income.................    1,098,730    27,076,259    3,835,047
                                        -----------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on sale of
 investments..........................    6,020,047   650,038,851   90,556,090
Net realized gain (loss) on sale of
 futures contracts....................     (547,538)    2,644,903      103,341
Net change in unrealized appreciation
 (depreciation) of investments........   (9,637,412) (701,744,471) (95,076,115)
Net change in unrealized appreciation
 (depreciation) of futures contracts..     (358,150)  (12,365,227)  (1,039,134)
                                        -----------  ------------  -----------
NET GAIN (LOSS) ON INVESTMENTS........   (4,523,053)  (61,425,944)  (5,455,818)
                                        -----------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............  $(3,424,323) $(34,349,685) $(1,620,771)
                                        ===========  ============  ===========
-------------------------------------------------------------------------------
 + Net of foreign withholding tax
   of:................................  $        63  $    122,278  $    16,235
++ Interest income includes securities
   lending income of:.................  $       --   $     90,107  $       --

   The accompanying notes are an integral part of these financial statements.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                          MASTER INVESTMENT PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        EXTENDED INDEX
                                                       MASTER PORTFOLIO
                                                   --------------------------
                                                   FOR THE SIX
                                                   MONTHS ENDED    FOR THE
                                                     JUNE 30,    PERIOD ENDED
                                                       2000      DECEMBER 31,
                                                   (UNAUDITED)      1999**
                                                   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income............................ $  1,098,730  $  1,614,308
 Net realized gain (loss).........................    5,472,509     9,035,857
 Net change in unrealized appreciation (deprecia-
  tion)...........................................   (9,995,562)   44,735,266
                                                   ------------  ------------
Net increase (decrease) in net assets resulting
 from operations..................................   (3,424,323)   55,385,431
                                                   ------------  ------------
INTERESTHOLDER TRANSACTIONS:
 Contributions....................................  126,561,441   215,020,329
 Withdrawals......................................  (76,048,903)  (67,949,209)
                                                   ------------  ------------
Net increase (decrease) in net assets resulting
 from interestholder transactions.................   50,512,538   147,071,120
                                                   ------------  ------------
Increase (decrease) in net assets.................   47,088,215   202,456,551
NET ASSETS:
Beginning of period...............................  202,456,551           --
                                                   ------------  ------------
End of period..................................... $249,544,766  $202,456,551
                                                   ============  ============

------
  * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
 ** For the period from March 1, 1999 (commencement of operations) to December
    31, 1999.



   The accompanying notes are an integral part of these financial statements.

                S&P 500 Index                        U.S. Equity Index
               Master Portfolio                      Master Portfolio
 ----------------------------------------------- --------------------------
                                                 For the Six
  For the Six        For the        For the      Months Ended    For the
  Months Ended     Period Ended    Year Ended      June 30,    Period Ended
 June 30, 2000     December 31,   February 28,       2000      December 31,
  (Unaudited)         1999 *          1999       (Unaudited)      1999 **
 --------------   -------------- --------------  ------------  ------------
 $   27,076,259   $   52,303,458 $   43,674,276  $  3,835,047  $  6,926,814
    652,683,754      170,279,517    181,973,840    90,659,431    12,004,089
   (714,109,698)     562,095,831    250,798,350   (96,115,249)  107,291,149
 --------------   -------------- --------------  ------------  ------------
    (34,349,685)     784,678,806    476,446,466    (1,620,771)  126,222,052
 --------------   -------------- --------------  ------------  ------------
  1,043,786,832      355,753,442  2,288,411,987     4,338,344   556,993,587
 (2,018,157,017)             --  (1,431,828,889)          --            --
 --------------   -------------- --------------  ------------  ------------
   (974,370,185)     355,753,442    856,583,098     4,338,344   556,993,587
 --------------   -------------- --------------  ------------  ------------
 (1,008,719,870)   1,140,432,248  1,333,029,564     2,717,573   683,215,639
  4,827,525,026    3,687,092,778  2,354,063,214   683,215,639           --
 --------------   -------------- --------------  ------------  ------------
 $3,818,805,156   $4,827,525,026 $3,687,092,778  $685,933,212  $683,215,639
 ==============   ============== ==============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                          MASTER INVESTMENT PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

  These financial statements relate to the Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

  The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 Security Valuation

  The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

 Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

 Federal Income Taxes

  MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes,

                          MASTER INVESTMENT PORTFOLIO
each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

  It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

 Futures Contracts

  The Extended Index and S&P 500 Index Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Extended Index and S&P 500 Index Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Extended Index and S&P 500 Index Master Portfolios as unrealized gains or losses. When the contract is closed, the Extended Index and S&P 500 Index Master Portfolios records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Extended Index and S&P 500 Index Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

  At June 30, 2000, the open long futures contracts outstanding were as follows:

                                                                                Net Unrealized
                         Number of                    Expiration    Notional     Appreciation
Master Portfolio         Contracts        Type           Date    Contract Value (Depreciation)
----------------         ---------        ----        ---------- -------------- --------------
Extended Index Master
 Portfolio..............      9    Mid Cap 400 Index   09/15/00   $  2,197,350   $   (34,650)
                             24    Russell 2000 Index  09/15/00      6,271,200        (1,450)
                                                                                 -----------
                                                                                 $   (36,100)
                                                                                 ===========
S&P 500 Index Master
 Portfolio..............    346    S&P 500 Index       09/15/00   $126,990,650   $(2,492,652)
                                                                                 ===========

  The Extended Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $1,040,000 and $8,150,000, respectively.

                          MASTER INVESTMENT PORTFOLIO

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

  The repurchase agreements entered into on June 30, 2000 by the Master Portfolios were fully collateralized by U.S. Government obligations as follows:

                                              U.S Government Obligations
                                       ----------------------------------------
                                       Interest                     Aggregate
           Master Portfolio              Rate      Maturity Date   Market Value
           ----------------            --------- ----------------- ------------
Extended Index Master Portfolio.......   6.50%       08/15/05      $  8,038,592
S&P 500 Index Master Portfolio........ 4.88-5.75 11/15/00-03/31/01  120,411,574

2. Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.08%, 0.05%, and 0.01% of the average daily net assets of Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio. Beginning on February 22, 2001, IBT will be entitled to receive custodial fees of up to 0.01% from the Extended Index and U.S. Equity Master Portfolios.

  Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

  MIP has entered into administrative services arrangements with BGI and Stephens as co-administrators who have agreed jointly to provide general administrative services to the Master Portfolios such as managing and coordinating third-party relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively. Stephens and BGI are not entitled to compensation for providing administration services to the S&P 500 Index Master Portfolio. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

  Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

                          MASTER INVESTMENT PORTFOLIO

3. Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each of the Master Portfolios for the period ended June 30, 2000 were as follows:

                                                                 S&P 500 Index
                                                 Extended Index      Master
Aggregate Purchases and Sales of:               Master Portfolio   Portfolio
---------------------------------               ---------------- --------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost..............................   $       --     $          --
Sales proceeds.................................           --                --
OTHER SECURITIES:
Purchases at cost..............................   $82,764,955    $  166,532,696
Sales proceeds.................................    32,652,077     1,076,048,259

  At June 30, 2000 the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                      Net Unrealized
                                          Unrealized    Unrealized     Appreciation
Master Portfolio            Tax Cost     Appreciation  Depreciation   (Depreciation)
----------------         -------------- -------------- -------------  --------------
Extended Index Master
 Portfolio.............. $  214,426,998 $   66,068,430 $ (31,292,626)  $ 34,775,804
S&P 500 Index Master
 Portfolio..............  2,918,072,487  1,241,324,604  (251,477,520)   989,847,084

4. Portfolio Securities Loaned

  As of June 30, 2000, certain Master Portfolios had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                          Value of    Value of
Master Portfolio                                         Securities  Collateral
----------------                                         ----------- -----------
S&P 500 Index Master Portfolio.......................... $92,268,933 $95,640,573

                          MASTER INVESTMENT PORTFOLIO

5. Financial Highlights

  The ratios of expenses to average net assets and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Master Portfolios are as follows:

                                          Six Months    For the    For the Year
                                          Ended June  Period Ended    Ended
                                           30, 2000   December 31, February 28,
                                          (Unaudited)     1999         1999
                                          ----------- ------------ ------------
Extended Index Master Portfolio
  Ratio of expenses to average net
   assets+...............................    0.10%       0.10%**        N/A
  Ratio of net investment income to
   average net assets+...................    0.92%       1.26%**        N/A
  Portfolio turnover rate................      14%         17%**        N/A
S&P 500 Index Master Portfolio
  Ratio of expenses to average net
   assets+...............................    0.05%       0.05%*       0.05%
  Ratio of net investment income to
   average net assets+...................    1.24%       1.44%*       1.61%
  Portfolio turnover rate................       4%          7%*         11%
U.S. Equity Index Master Portfolio
  Ratio of expenses to average net as-
   sets+#................................    0.08%       0.08%**        N/A
  Ratio of net investment income to
   average net assets+#..................    1.14%       1.39%**        N/A

------
  * For the ten months ended December 31,1999. The S&P 500 Index Master Portfolio changed its fiscal year end from February 28 to December 31.
 ** Period from March 1, 1999 (commencement of operations) to December 31,
    1999.
  + Annualized for period of less than one year.
  # Includes expenses allocated from the portfolios of MIP in which this Master
    Portfolio invests.

Schedule of Investments

June 30, 2000 (Unaudited)

---------------------------------------------------
Extended Index
Master Portfolio                   Shares     Value
---------------------------------------------------
COMMON STOCKS--96.30%
---------------------------------------------------
Advertising--0.63%
 Ackerly Group Inc. (The)          2,120  $  24,910
 +APAC Customer Services Inc.      3,944     43,630
 +Catalina Marketing Corp.         1,217    124,134
 +Cybergold Inc.                   2,900     27,006
 +Cyrk International Inc.          1,891      9,455
 +Digital Impact Inc.              1,703     24,055
 +FreeShop.com Inc.                3,600     21,375
 +GenesisIntermedia.com Inc.         400      6,425
 +Getty Images Inc.                2,466     91,396
 Grey Advertising Inc.                55     28,600
 +Ha-Lo Industries Inc.            3,404     19,148
 Harte-Hanks Inc.                  4,776    119,400
 +K2 Design Inc.                     400      2,650
 +Lamar Advertising Co.            4,276    185,204
 +Mediaplex Inc.                   1,900     36,694
 +Modem Media Inc.                 1,100     13,681
 +Obie Media Corp.                   220      1,760
 Penton Media Inc.                 1,619     56,665
 +R.H. Donnelley Corp.             1,530     29,644
 +Snyder Communications Inc.       3,986     94,667
 +TMP Worldwide Inc.               5,310    391,944
 True North Communications Inc.    3,115    137,060
 +24/7 Media Inc.                  4,932     77,063
                                          ---------
                                          1,566,566
                                          ---------
Aerospace/Defense--0.15%
 AAR Corp.                         1,340     16,079
 +BE Aerospace Inc.                2,187     15,036
 +Ducommun Inc.                      413      4,930
 +Fairchild Corp. (The) "A"        1,431      6,976
 +First Aviation Services Inc.     2,400     14,250
 GenCorp. Inc.                     2,357     18,856
 +Hawker Pacific Aerospace         2,500     11,250
 HEICO Corp.                         909     12,953
 HEICO Corp. "A"                     852     10,437
 +Kellstrom Industries Inc.          433      2,003
 +Kreisler Manufacturing Corp.     2,500     10,234
 +Litton Industries Inc.           3,233    135,786
 +Orbital Sciences Corp.           2,547     31,042
 +Pemco Aviation Group Inc.          700     11,287
 Primex Technologies Inc.            876     19,272
 +Sequa Corp. "A"                    564     21,538
 +Teledyne Technologies Inc.       1,800     30,150
 TransTechnology Corp.               232      2,552
 Venturian Corp.                     440      1,760
                                          ---------
                                            376,391
                                          ---------
Agriculture--0.02%
 Delta & Pine Land Co.             2,014     50,476
                                          ---------
Airlines--0.37%
 +Airnet Systems Inc.                519      2,368
 +Airtran Holdings Inc.            2,893     12,024
 +Alaska Air Group Inc.            2,172     58,916
 +American West Holdings Corp. "B" 2,024     34,661
 +Atlantic Coast Airlines Holdings 1,859     59,023
 +Atlas Air Inc.                   2,004     71,894
 +Continental Airlines Inc. "B"    3,964    186,308

------------------------------------------------------------

                                              Shares   Value
------------------------------------------------------------
 +Midway Airlines Corp.                         517  $ 2,650
 +Midwest Express Holdings Inc.               1,230   26,445
 +Northwest Airlines Corp. "A"                5,635  171,515
 +Offshore Logistics Inc.                     2,591   37,246
 Petroleum Helicopters NV                       245    2,358
 SkyWest Inc.                                 1,384   51,295
 UAL Corp.                                    3,376  196,441
                                                     -------
                                                     913,144
                                                     -------
Apparel--0.13%
 +Burlington Industries Inc.                  2,578    4,350
 +Jones Apparel Group Inc.                    7,552  177,472
 Oshkosh B'gosh Inc. "A"                        812   13,297
 Phillips-Van Heusen Corporation              2,403   22,828
 Stride Rite Corp.                            4,777   29,259
 +Unifi Inc.                                  4,132   51,133
 Warnaco Group Inc. "A"                       3,668   28,427
                                                     -------
                                                     326,766
                                                     -------
Auto Manufacturers--0.29%
 +Aftermarket Technology Inc.                 1,845   15,682
 +Alltrista Corp.                               348    7,439
 +American Axle & Manufacturing Holdings Inc. 3,100   43,981
 AO Smith Corp. "B"                           2,242   46,942
 Arvin Industries Inc.                        1,397   24,273
 Borg-Warner Automotive Inc.                  1,345   47,243
 +Cannondale Corp.                              274    1,781
 CLARCOR Inc.                                 2,691   53,484
 Coachmen Industries Inc.                       741    8,521
 Collins Industries Inc.                        400    2,000
 +Copart Inc.                                 3,182   50,912
 +Delco Remy International Inc.                 869    7,224
 +Dura Automotive Systems Inc.                1,322   14,294
 Exide Corp.                                  1,855   14,840
 +FinishMaster Inc.                             300    1,819
 Hastings Manufacturing Co.                     100      850
 +Hayes Lemmerz International Inc.            1,550   18,697
 +Holiday RV Superstores Inc.                   400    1,800
 +IMPCO Technologies Inc.                       865   36,654
 JLG Industries Inc.                          3,972   47,167
 +Keystone Automotive Industries Inc.           786    5,453
 +Lithia Motors Inc. "A"                        425    5,684
 +Monaco Coach Corp.                          1,835   25,002
 +National RV Holdings Inc.                     576    6,048
 Noble International Ltd.                       300    2,325
 Oshkosh Truck Corp.                          1,307   46,725
 Regal-Beloit Corp.                           1,035   16,495
 +Rush Enterprises Inc.                         397    2,208
 Simpson Industries Inc.                        772    5,814
 +Sonic Automotive Inc.                       2,212   23,641
 Spartan Motors Inc.                            562    2,353
 +Standard Automotive Corp.                     200    1,525
 Standard Motor Products Inc.                 1,184   10,064
 +Starcraft Corp.                             2,200   18,150
 +Supreme Industries Inc.                       513    2,308
 +TBC Corp.                                     882    4,079

June 30, 2000 (Unaudited)

----------------------------------------------------------------
Extended Index
Master Portfolio                                  Shares   Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 +The Kroll-O'Gara Co.                            1,619  $10,827
 Titan International Inc.                         2,171   11,533
 +Ugly Duckling Corp.                               719    5,078
 +United Auto Group Inc.                          1,064    9,709
 Wabash National Corp.                            2,427   28,972
 Winnebago Industries Inc.                        2,120   27,693
                                                         -------
                                                         717,289
                                                         -------
Auto Parts & Equipment--0.11%
 Bandag Inc.                                      1,181   28,639
 +Collins & Aikman Corp.                          6,000   31,125
 Federal-Mogul Corp.                              4,111   39,311
 +Lear Corp.                                      3,683   73,660
 Meritor Automotive Inc.                          4,188   46,068
 +Strattec Security Corp.                           206    6,695
 Superior Industries International Inc.           1,324   34,093
 Tenneco Automotive Inc.                          2,400   12,600
                                                         -------
                                                         272,191
                                                         -------
Banks--4.09%
 Abington Bancorp Inc.                              200    1,800
 Allegiant Bancorp Inc.                             285    2,636
 Alliance Bancorp                                   422    6,937
 AMB Financial Corp.                                400    5,200
 Ambanc Holding Co. Inc.                            246    3,751
 AMCORE Financial Inc.                            1,295   23,715
 Ameriana Bancorp                                   156    1,540
 American Bancorp                                   140    1,715
 American Bank of Connecticut                       167    3,277
 American National Bankshares Inc.                  600    8,250
 Anchor Bancorp Wisconsin Inc.                    2,823   43,227
 Andover Bancorp Inc.                               239    6,886
 Area Bancshares Corp.                            1,900   42,394
 Arrow Financial Corp.                              287    4,305
 ASB Financial Corp.                                400    3,800
 Associated Bancorp.                              4,874  106,314
 Astoria Financial Corp.                          2,946   75,859
 Atlantic Financial Corp.                           186    2,371
 +Banc Corp. (The)                                1,790   11,859
 BancFirst Corp.                                    415   13,072
 BancFirst Ohio Corp.                               292    4,782
 Bancorp Connecticut Inc.                           229    3,320
 Bancorp South Inc.                               4,398   61,847
 BancWest Corporation                             5,412   88,960
 Bank of South Carolina Corp.                       400    4,800
 Bank of the Ozarks                                 169    2,725
 Bank United Corp. "A"                            1,867   65,695
 BankAtlantic Bancorp Inc. "A"                        1        3
 Bankfirst Corp.                                    419    3,457
 Banknorth Group Inc.                             8,764  134,199
 Bar Harbor Bankshares                              163    2,486
 Bay State Bancorp Inc.                             113    2,444
 Bay View Capital Corp.                           1,442   14,145
 BB&T Corp.                                         424   10,123
 BCSB Bancorp Inc.                                  273    1,638
 Berkshire Bancorp Inc.                              95    3,182
 Big Foot Financial Corp.                           400    4,425
 +BOK Financial Corp.                             3,921   68,863

----------------------------------------------------------------
                                                  Shares   Value
----------------------------------------------------------------
 Boston Private Financial Holdings Inc.           1,300  $13,081
 Bostonfed Bancorp Inc.                             192    2,712
 Brenton Banks Inc.                                 924   12,820
 Brodge View Bancorp                                129    1,741
 Brookline Bancorp Inc.                           3,901   44,618
 Bryn Mawr Bank Corp.                               458    9,217
 BSB Bancorp Inc.                                   706   14,164
 +BWC Financial Corp.                               200    3,800
 California Independent Bancorp                     367    8,258
 Camco Financial Corp.                              440    3,987
 Camden National Corp.                              802   10,827
 +Capital Bank Corp.                                200    1,800
 Capital City Bank Group Inc.                       826   16,107
 +Capital Corporation of the West                   300    3,112
 +Capital Crossing Bank                             181    1,855
 Capitol Bancorp Ltd.                               732    8,326
 Carolina Southern Bank                             159    1,828
 Cascade Bancorp                                    751    8,402
 +Cascade Financial Corp.                           250    1,906
 Cathay Bancorp Inc.                                901   41,784
 Cavalry Bancorp Inc.                               274    3,168
 CB Bancshares Inc./Hawaii                          131    3,226
 CCB Financial Corp.                              2,677   99,049
 CCBT Financial Companies Inc.                      334    5,250
 Cenit Bancorp Inc.                                 178    2,114
 Center Bancorp Inc.                                210    4,567
 +Central Coast Bancorp                             371    5,658
 Centura Banks Inc.                               2,756   93,532
 Century Bancorp Inc. "A"                           161    1,972
 CFS Bancorp Inc.                                   846    7,746
 Chemical Financial Corp.                         1,633   42,458
 Chester Valley Bancorp                             697   11,849
 Chittenden Corp.                                 1,549   37,854
 Citizens Banking Corp.                           2,343   38,037
 Citizens Financial Services Inc.                   225    2,587
 Citizens First Financial Corp.                     722    9,566
 City National Corp.                              3,012  106,918
 +Civic Bancorp                                     217    3,119
 CKF Bancorp Inc.                                   400    5,700
 CNB Financial Corp./NY                             780    8,190
 CNBT Bancshares Inc.                               319    4,267
 CNY Financial Corp.                                239    4,421
 Coastal Bancorp Inc.                               262    3,766
 Coastal Financial Corp.                            843    8,219
 Codorus Valley Bancorp Inc.                        441    4,906
 Colonial BancGroup Inc.                          8,391   80,763
 Colorado Business Bankshares                       946   12,653
 Columbia Bancorp                                   204    1,836
 Comm Bancorp Inc.                                   98    2,670
 Commerce Bancorp Inc. NJ                         1,684   77,464
 Commerce Bancshares Inc.                         4,191  124,682
 Commercial Bank of New York                        237    2,785
 Commercial Bankshares Inc./FL                      173    3,071
 Commercial Federal Corp.                         2,908   45,256
 Commercial National Financial Corp./PA             261    4,372

June 30, 2000 (Unaudited)

-----------------------------------------------------------
Extended Index
Master Portfolio                             Shares   Value
-----------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------
 Commonwealth Bancorp Inc.                     542  $ 6,436
 +Community Bancorp Inc.                       420    2,730
 Community Bank Shares of Indiana Inc          200    2,900
 Community Bank System Inc.                    269    5,968
 Community Banks Inc.                          264    5,445
 Community Bankshares Inc.                     611    7,027
 Community Bankshares Inc./VA                  161    2,898
 Community Financial Corp./VA                  400    3,500
 Community First Banking Co.                   123    2,029
 Community First Bankshares Inc.             2,411   39,329
 Community Savings Bankshares                  844    9,600
 Community West Bancshares                     400    2,200
 Compass Bancshares Inc.                     7,559  128,975
 Cooperative Bankshares Inc.                   400    3,400
 Cornerstone Bancorp Inc.                      100    1,175
 CORUS Bankshares Inc.                       1,651   43,648
 CoVest Bancshares Inc.                        200    2,100
 Cullen/Frost Bankers Inc.                   3,888  102,303
 CVB Financial Corp.                         2,516   39,784
 Delphos Citizens Bancorp Inc.                 400    4,875
 Desert Community Bank                         354    6,018
 Dime Bancorp Inc.                           7,491  117,983
 Downey Financial Corp.                      1,258   36,482
 Drovers Bancshares Corp.                      285    4,382
 Eagle Bancshares Inc.                         211    2,400
 East Texas Financial Services Inc.            400    3,300
 East West Bancorp Inc.                      1,200   17,250
 Eastern Virginia Bankshares                   690   10,350
 EFC Bancorp Inc.                              335    3,141
 Elmira Savings Bank FSB                       359    6,464
 +Equitable Bank                               420    5,171
 ESB Financial Corp.                           880    8,800
 F&M National Corp.                          3,008   63,168
 F.N.B. Corp.                                2,303   47,499
 Farmers Capital Bank Corp.                    578   17,557
 FCNB Corp.                                    688   12,427
 FFD Financial Corp.                           400    3,800
 FFLC Bancorp Inc.                             164    2,070
 FFW Corp.                                     400    4,725
 FFY Financial Corp.                           288    3,168
 Fidelity Bancorp Inc.                         107    1,859
 Fidelity Bancorp Inc./PA                      400    4,700
 Fidelity Bankshares Inc.                      750   11,531
 Fidelity National Corp.                       363    2,223
 Finger Lakes Financial Corp.                  200    1,400
 First Bancorp North Carolina                  652    9,046
 +First Banks America Inc.                     198    3,663
 First Bankshares Inc.                         400    3,950
 First Bell Bancorp Inc.                       229    3,492
 First Busey Corp. "A"                         606    9,961
 First Citizens BancShares Inc.                909   54,085

-----------------------------------------------------------
                                            Shares    Value
-----------------------------------------------------------
 First Commonwealth Financial Corp.          2,868 $ 25,991
 First Community Financial Corp.               200    3,412
 First Defiance Financial Corp.                301    2,427
 First Essex Bancorp Inc.                      278    4,431
 First Federal Bancorp Inc.                    600    4,237
 +First Federal Bancorp Inc./OH                600    3,600
 First Federal Bancshares of Arkansas          204    3,009
 First Federal Bankshares Inc.                 529    4,166
 First Federal Financial of Kentucky           552   10,488
 First Federal of East Hartford                138    4,088
 First Financial Bancorp                     3,610   71,072
 First Financial Corp.                         400    4,100
 First Franklin Corp.                          400    3,350
 First Georgia Holding Inc.                    900    3,712
 First Independence Corp.                      400    3,800
 First Keystone Financial Inc.                 400    3,950
 First Mariner Bancorp                         400    2,200
 First Merchants Corp.                         771   16,336
 First Midwest Bancorp Inc.                  3,048   70,866
 First Midwest Financial Inc.                  400    3,700
 First Mutual Bancshares Inc.                  220    2,200
 First Niagara Financial Group Inc.          1,331   12,478
 First Northern Capital Corp.                  324    4,333
 First Oak Brook Bancshares "A"                164    2,234
 First of Long Island Corp.                    314   10,637
 First Place Financial Corp.                   700    7,525
 First Savings Bancorp Inc.                    166    2,697
 First Security Corp.                        1,477  155,657
 First Security Financial Inc.                 400    5,150
 First Sentinel Bancorp Inc.                 4,730   38,875
 1st Source Corp.                            1,947   30,544
 First South Bancorp Inc.                      182    3,572
 First Southern Bancshares                     400    3,300
 First State Bancorp                           228    2,337
 1st State Bancorp Inc.                        200    4,100
 First Tennessee National Corp.              7,837  129,800
 First United Corp.                            727    7,906
 First Virginia Banks Inc.                   2,740   95,386
 First West Virgina Bancorp Inc.               240    3,420
 Firstbank Corp.                             1,333   24,744
 Firstfed America Bancorp Inc.                 289    3,342
 FirstFed Financial Corp.                      945   13,348
 +FirstMerit Corp.                           4,890  104,524
 FirstSpartan Financial Corp.                  146    2,518
 Flag Financial Corp.                        1,000    4,437
 Florida Banks Inc.                            400    2,175
 +FloridaFirst Bancorp                         400    3,150
 Flushing Financial Corp.                      414    6,313
 FMS Financial Corp.                         1,000    7,375
 FNB Corp./North Carolina                      534    5,273
 FNB Financial Services Corp.                  153    1,989
 Foothill Independent Bancorp                  820    7,585

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index
Master Portfolio                          Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 Frontier Financial Corp.                   1,204 $     22,123
 FSF Financial Corp.                          400        4,800
 Fulton Financial Corp.                     5,245       92,771
 FVNB Corp.                                   406       13,702
 GA Financial Inc.                            263        3,123
 Gaston Federal Bancorp Inc.                  201        2,048
 GBC Bancorp                                  633       18,515
 German American Bancorp                      334        4,843
 GFSB Bancorp Inc.                            400        5,450
 Gold Bancorp Inc.                          1,378        6,890
 +Golden State Bancorp Inc.                 8,156      146,808
 Granite State Bankshares Inc.                218        3,297
 Great Southern Bancorp Inc.                  289        5,021
 Greater Bay Bancorp                          729       34,081
 Greater Community Bancorp                    410        3,382
 Greater Delaware Valley Savings Bank         200        1,487
 Greenpoint Financial Corp.                 7,080      132,750
 GS Financial Corp.                           400        4,925
 Guaranty Bancshares Inc.                     300        3,337
 Guaranty Federal Bancshares Inc.             400        4,050
 Guaranty Financial Corp.                     400        3,000
 Habersham Bancorp                            400        4,100
 Hallmark Capital Corp.                       200        1,825
 +Hamilton Bancorp Inc.                       970       16,975
 Hancock Holding Co.                        1,168       39,712
 Harbor Florida Bancshares Inc.             1,383       14,435
 Hardin Bancorp Inc.                          200        2,725
 Harleysville National Corp.                  481       15,753
 Harleysville Savings Finance Corp.           506        7,337
 Harrington Financial Group Inc.              600        3,900
 +Hawthorne Financial Corp.                   700        5,425
 +Heritage Bancorp Inc.                       800        4,200
 Heritage Bancorp Inc./SC                     170        2,890
 Heritage Financial Corp.                     443        3,849
 HF Financial Corp.                           212        1,908
 Hibernia Corp. "A"                        11,096      120,669
 Highland Bancorp Inc.                        282        6,874
 Hingham Institution for Savings              400        5,250
 HMN Financial Inc.                           241        2,651
 Home Bancorp                                  97        1,710
 Home City Financial Corp.                    400        3,750
 Home Federal Bancorp                         189        3,118
 Home Financial Bancorp                       600        3,375
 Hopfed Bancorp Inc.                          180        1,721
 Horizon Financial Corp.                      276        2,484
 Hudson City Bancorp Inc.                   6,800      116,025
 Hudson River Bancorp Inc.                    658        7,814
 Hudson United Bancorp                      2,838       63,678
 IBERIABANK Corp.                             253        3,890
 +Imperial Bancorp                          2,420       37,813
 Independence Community Bank Corp.          3,455       45,779
 Independence Federal Savings Bank            400        4,000
 Independent Bank Corp.--MA                   548        6,199

-------------------------------------------------------------
                                          Shares        Value
-------------------------------------------------------------
 Independent Bank Corp.--MI                  978 $     13,264
 Indiana United Bancorp                      576        9,216
 Industrial Bancorp Inc.                     180        2,137
 IndyMac Mortgage Holdings Inc.            5,638       76,465
 Integra Bank Corp.                        1,697       28,849
 Interchange Financial Services Corp.        636        8,347
 International Bancshares Corp.              987       32,201
 Investors Financial Services Corp.        2,200       87,312
 Iroquois Bancorp Inc.                       200        6,537
 Irwin Financial Corp.                     2,369       34,202
 iStar Financial Inc.                      3,970       83,122
 +ITLA Capital Corp.                         700       10,150
 Jacksonville Savings Bank                   400        3,200
 James River Bankshares Inc.                 200        2,200
 Jefferson Savings Bancorp Inc.            1,071       11,714
 Kankakee Bancorp Inc.                       382        7,926
 Keystone Financial Inc.                   2,401       51,021
 Klamath First Bancorp Inc.                  365        4,283
 Lakeland Financial Corp.                    313        3,599
 Lamar Capital Corp.                         400        3,275
 Leeds Federal Bankshares Inc.               232        2,421
 Lexington B & L Financial Corp.             400        3,850
 Logansport Financial Corp.                  400        3,925
 LSB Bancshares Inc.                         321        3,932
 M&T Bank Corp.                              451      202,950
 MAF Bancorp Inc.                          2,636       47,942
 Mahaska Investment Co.                    1,062        8,894
 Main Street Bancorp Inc.                    100          887
 Marathon Financial Corp.                    400        2,025
 Marshall & Ilsley Corp.                   6,645      275,767
 Massbank Corp.                              330        9,240
 Medallion Financial Corp.                 1,016       15,685
 Medford Bancorp Inc.                        321        4,534
 Mercantile Bankshares Corp.               4,694      139,940
 Merchants Bancshares Inc.                   462        9,009
 Merchants New York Bancorp Inc.           2,168       37,262
 Merrill Merchants Bancshares Inc.           309        3,476
 Metrocorp Bancshares Inc.                   513        3,527
 +Metropoitan Financial Corp.              1,200        5,700
 MetroWest Bank                              637        3,503
 MFB Corp.                                   400        6,525
 Mid Coast Bancorp                           630        9,726
 Mid Penn Bancorp Inc.                       229        4,179
 MidAmerica Bancorp                        1,270       31,750
 Midwest Banc Holdings Inc.                  415        5,758
 Mississippi Valley Bancshares Inc.          424       10,282
 MNB Bancshares Inc.                         420        3,360
 Monterey Bay Bancorp Inc.                   167        1,503
 Montgomery Financial Corp.                  200        1,700
 National Bancorp of Alaska Inc.           2,076       74,476
 +National Bancshares Corp. of Texas         188        2,561
 National City Bancorp                       326        4,727

June 30, 2000 (Unaudited)

------------------------------------------------------------
Extended Index
Master Portfolio                        Shares         Value
------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------
 National Commerce Bancorp.               7,015 $    112,678
 National Penn Bancshares Inc.            1,698       35,021
 +Net.B@nk Inc.                           2,478       30,820
 North Central Bancshares Inc.              138        1,915
 North Fork Bancorp.                     10,208      154,396
 Northeast Bancorp                          716        5,728
 Northeast Indiana Bancorp Inc.             440        5,060
 Northern States Financial Corp.            464        8,816
 Northway Financial Inc.                    309        6,798
 Northwest Bancorp Inc.                   5,896       40,535
 Norwood Financial Corp.                    200        3,500
 NS & L Bancorp                             480        4,860
 NSD Bancorp Inc.                           554        8,310
 Nutmeg Federal Savings & Loan              210        1,601
 Oak Hill Financial Inc.                    196        2,744
 OceanFirst Financial Corp.                 544       10,030
 +Ocwen Financial Corp.                   6,716       37,358
 Ohio Valley Bancorp                        326        8,476
 Old National Bancorp.                    4,066      119,185
 Old Second Bancorp Inc.                    224        4,746
 Omega Financial Corp.                      401       10,125
 One Valley Bancorp Inc.                  2,553       79,781
 Oregon Trail Financial Corp.               200        2,225
 Ottawa Financial Corp.                     685       11,650
 PAB Bankshares Inc.                        471        4,887
 Pacific Capital Bancorp                  1,480       37,093
 Pacific Century Financial Corp.          4,588       67,100
 Pamrapo Bancorp Inc.                       127        2,445
 Park National Corp.                        536       48,642
 Parkvale Financial Corp.                   633       10,919
 Pathfinder Bancorp Inc.                    400        2,600
 Patriot Bank Corp.                         228        1,582
 Peekskill Financial Corp.                  400        8,700
 Pennfed Financial Services Inc.            339        4,788
 +Pennsylvania Commerce Bancorp Inc.        267        6,008
 Peoples Bancorp Inc.                       255        3,570
 Peoples Bancorp/Auburn                     145        1,994
 People's Bancshares Inc.                   200        3,050
 Peoples Banctrust Co. Inc.                 689        7,923
 People's Bank                            4,591       84,360
 Peoples Bank / Catawba NC                  511        6,515
 Peoples Financial Corp./OH                 200        1,125
 Peoples Holding Co.                        215        4,300
 Permanent Bancorp Inc.                     200        4,000
 PHS Bancorp Inc.                           400        3,350
 Pinnacle Bancshares Inc.                   800        7,200
 Pittsburgh Financial Corp.                 400        3,300
 Popular Inc.                             8,268      157,609
 Premier Financial Bancorp                  234        1,521
 Princeton National Bancorp                 171        2,095
 Progress Financial Corp.                   246        3,044
 Prosperity Bancshares Inc.                 231        3,725
 Provident Bankshares Corp.               2,560       34,560
 Provident Financial Group Inc.           2,664       63,436

-------------------------------------------------------------
                                          Shares        Value
-------------------------------------------------------------
 +Provident Financial Holdings Inc.          200 $      2,787
 PVF Capital Corp.                           220        2,159
 +Quad City Holdings Inc.                    200        3,225
 +Quaker City Bancorp Inc.                   700       10,762
 Queens County Bancorp Inc.                2,151       39,659
 R&G Financial Corp. "B"                     374        2,969
 Redwood Empire Bancorp                      151        2,718
 Republic Bancorp Inc.                     4,240       37,898
 Republic Bancorp Inc. KY "A"                540        5,434
 +Republic Bancshares Inc.                   454        5,448
 +Republic First Bancorp Inc.                248        1,147
 Republic Security Financial Corp.         5,615       28,075
 Resource Bankshares Corp.                   200        1,725
 Richmond County Financial Corp.           1,600       30,600
 Riggs National Corp.                      2,971       37,509
 Riverview Bancorp                           259        2,072
 Roslyn Bancorp Inc.                       4,952       82,250
 Royal Bancshares of Pennsylvania "A"        812       13,601
 S&T Bancorp Inc.                          1,236       22,557
 Santander Bancorp                         3,770       48,067
 Savannah Bancorp Inc. (The)                 336        6,468
 Seacoast Banking Corp. of Florida           184        4,968
 Second Bancorp Inc.                         573        8,702
 +Security Capital Group "B"               3,373       57,341
 Shoreline Financial Corp.                   443        5,262
 +Silicon Valley Bancshares                2,446      104,261
 Simmons First National Corp. "A"            611       13,671
 +Six Rivers National Bank                   200        2,600
 SJNB Financial Corp.                        110        3,080
 Sky Financial Group Inc.                  5,586       89,025
 SNB Bancshares Inc.                         200        3,000
 Sound Federal Bancorp                       233        1,951
 South Alabama Bancorp                       840        8,505
 South Financial Group Inc. (The)          4,373       63,404
 Southside Bankshares Corp.                  320        2,380
 Southwest Bancorp Inc.                      440        7,095
 +Southwest Bancorp of Texas Inc.          1,438       29,838
 Southwest Georgia Financial Corp.           134        2,119
 Sovereign Bancorp Inc.                   14,232      100,069
 State Bancorp Inc.                          814       10,281
 State Financial Services Corp. "A"          371        3,548
 StateFed Financial Corp.                    200        1,850
 Staten Island Bancorp Inc.                1,992       35,109
 Sterling Bancorp-NY                         318        5,009
 Sterling Bancshares Inc./TX               2,095       22,652
 Sterling Financial Corp. (PA)               796       15,771
 +Sterling Financial Corp./ Spokane          360        4,140
 Suffolk Bancorp                             224        5,852
 Summit Bancshares Inc. (Texas)              640       11,040
 +Summit Financial Corp.                     210        2,100
 Sun Bancorp Inc.                            252        3,528
 +Sun Bancorp Inc. "B"                       783        4,700

June 30, 2000 (Unaudited)

----------------------------------------------------------------------------
Extended Index
Master Portfolio                                       Shares          Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------
 Susquehanna Bancshares Inc.                            1,704     $   24,282
 SY Bancorp Inc.                                          242          4,991
 TCF Financial Corp.                                    5,587        143,516
 Team Financial Inc.                                      300          2,437
 Texas Regional Bancshares "A"                          1,544         39,179
 TF Financial Corp.                                       129          1,758
 Thistle Group Holdings Co.                               402          2,789
 TIB Financial Corp.                                      300          3,094
 Timberland Bancorp Inc.                                  267          2,887
 Tompkins County Trustco Inc.                             282          6,979
 TriCo Bancshares                                         659         10,873
 Troy Financial Corp.                                     700          6,912
 Trust Company of New Jersey (The)                      2,085         38,051
 TrustCo Bank Corp. NY                                  4,496         56,200
 Trustmark Corp.                                        4,956         86,420
 Twin City Bancorp Inc.                                   400          6,025
 UMB Financial Corp.                                    1,697         55,683
 Union Bankshares Corp.                                   776          8,245
 Union Community Bancorp                                  300          3,300
 UnionBanCal Corporation                               10,039        186,349
 United Bancorp Inc./Ohio                                 131          1,310
 United Bankshares Inc.                                 2,124         38,630
 United National Bancorp./NJ                            1,684         30,944
 +United Security Bancorp                                 880          8,470
 Unity Bancorp Inc.                                       300          1,162
 USBancorp Inc.--PA                                       503          1,792
 Vail Banks Inc.                                          359          3,410
 Valley National Bancorp.                               4,351        105,784
 +VIB Corp.                                             1,346          8,076
 Virginia Capital Bancshares Inc.                         700         10,675
 +Virginia Commerce Bancorp Inc.                          484          6,413
 Vista Bancorp Inc.                                       604          8,456
 W Holding Co. Inc.                                     4,589         37,859
 Warren Bancorp Inc.                                      354          2,522
 Warwick Community Bancorp                                243          2,886
 Washington Federal Inc.                                2,707         49,403
 Webster Financial Corp.                                2,568         56,977
 WesBanco Inc.                                          2,035         49,349
 Westamerica Bancorp                                    1,808         47,234
 WestCorp Inc.                                          3,331         39,764
 Westerfed Financial Corp.                                206          2,974
 Western Ohio Financial Corp.                              96          1,488
 WHG Bancshares Corp.                                     400          3,350
 Whitney Holding Corp.                                  1,845         63,076
 Wilmington Trust Corp.                                 1,796         76,779
 Winton Financial Corp.                                   300          2,737
 Wintrust Financial Corp.                                 300          4,631
 WSFS Financial Corp.                                     437          4,561
 WVS Financial Corp.                                      159          1,838
 Yardville National Bancorp                               822          8,734
 York Financial Corp.                                     370          4,528
 Zions Bancorp.                                         4,998        229,361
                                                                  ----------
                                                                  10,207,480
                                                                  ----------

----------------------------------------------------------------------------
                                                       Shares          Value
----------------------------------------------------------------------------
Beverages--0.44%
 +Agribrands International Inc.                           877     $   36,779
 Alico Inc.                                               759         12,049
 AMCON Distributing Co.                                   220          1,169
 +Beringer Wine Estates Holdings Inc. "B"               1,008         35,595
 Bridgeford Food Corp.                                  1,119         13,428
 +Bush Boake Allen Inc.                                   962         42,087
 Cagle's Inc. "A"                                         614          4,605
 +Canandaigua Brands Inc. "A"                             899         45,343
 +Chalone Wine Group Ltd.                               1,120          8,960
 Coca-Cola Bottling Co.                                   474         21,567
 +Del Monte Foods Co.                                   2,596         17,685
 Dreyer's Grand Ice Cream Inc.                          1,221         25,641
 Farmer Brothers Co.                                       86         15,050
 +Fresh Del Monte Produce Inc.                          2,629         18,074
 +Gardenburger Inc.                                       319          1,794
 +Geerlings & Wade Inc.                                   200            606
 +Golden State Vintners Inc. "B"                          229            945
 +Green Mountain Coffee Inc.                            1,200         20,925
 +Holt's Cigar Holdings Inc.                            2,346         13,343
 +Horizon Organic Holding Corp.                           954         10,136
 +J & J Snack Foods Corp.                                 332          5,934
 +M&F Worldwide Corp.                                   1,561          8,781
 Maui Land & Pineapple Co.                                321          7,263
 +Midwest Grain Products, Inc.                          1,057          8,786
 Nash Finch Co.                                           418          3,448
 +National Beverage Corp.                                 681          5,618
 +Odwalla Inc.                                            100            712
 Pepsi Bottling Group Inc.                              9,800        286,037
 +Performance Food Group Co.                              862         27,584
 Pilgrim's Pride Corp. "B"                              1,234          8,792
 +Ralcorp Holdings Inc.                                 2,028         24,843
 Riviana Foods Inc.                                       667         11,631
 +Robert Mondavi Corp. (The) "A"                          762         23,384
 Sanderson Farms Inc.                                   1,029          8,232
 Seaboard Corp.                                           166         28,552
 +Seneca Foods Corp. "A"                                  400          4,650
 +Smart & Final Inc.                                    2,130         16,374
 +Smithfield Foods Inc.                                 3,479         97,629
 +SonomaWest Holdings Inc.                                400          2,450
 +Suprema Specialties Inc.                                400          3,750
 +Sylvan Inc.                                             985          9,111
 Tasty Baking Company                                     988         12,659
 +United Natural Foods Inc.                             1,913         26,304
 Whitman Corp.                                          9,213        114,011
 +WLR Foods Inc.                                        1,405          6,498
                                                                   ---------
                                                                   1,098,814
                                                                   ---------
 Biotechnology--2.22%
 +ACLARA BioSciences Inc.                               1,940         98,819
 +Affymetrix Inc.                                       1,627        268,658
 +Ariad Pharmaceuticals Inc.                            1,900         25,294
 +Avant Immunotherapeutics Inc.                         2,900         30,631

June 30, 2000 (Unaudited)

---------------------------------------------------------------------
Extended Index
Master Portfolio                                  Shares        Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
 +Chiron Corp.                                    11,693   $  555,417
 +Diversa Corp.                                    1,787       59,194
 +Exelixis Inc.                                    1,613       53,834
 +Gene Logic Inc.                                  1,500       53,531
 +Genentech Inc.                                   5,300      911,600
 +Genzyme General Division                         5,009      297,722
 +IDEC Pharmaceuticals Corp.                       2,688      315,336
 +Immunex Corp.                                   31,368    1,550,755
 +LJL Biosystems Inc.                                900       17,437
 +Maxygen Inc.                                     1,762      100,021
 +Millennium Pharmaceuticals Inc.                  5,846      654,021
 +Nanogen Inc.                                     1,700       72,144
 +Nexell Therapeutics Inc.                         1,425       21,197
 +PE Corp. (Celera Genomics Group)                 3,600      336,600
 +Sequenom Inc.                                    1,287       58,398
 +Targeted Genetics Corp.                          2,200       32,725
 +Xoma Ltd.                                        5,334       22,836
                                                           ----------
                                                            5,536,170
                                                           ----------
Building Materials--0.49%
 AMCOL International Corp.                         1,498       24,717
 +American Standard Companies Inc.                 4,345      178,145
 Andersons Inc.                                    1,001        9,509
 +Barnett Inc.                                     1,597       16,369
 +CapRock Communications Corp.                     2,194       42,783
 CARBO Ceramics Inc.                                 838       29,435
 Centex Construction Products Inc.                   909       20,623
 Chemed Corp.                                      1,162       32,754
 +Comfort Systems USA Inc.                         4,359       17,436
 +Continental Materials Corp.                        100        1,675
 +Dal-Tile International Inc.                      2,596       21,417
 Elcor Corp.                                         970       22,310
 Florida Rock Industries Inc.                        945       33,666
 +Integrated Electrical Services Inc.              3,692       18,922
 +International Smart Sourcing Inc.                  200        1,475
 Johns Manville Corp.                             10,295      135,765
 Lafarge Corp.                                     4,701       98,721
 Martin Marietta Materials Inc.                    3,183      128,713
 Modine Manufacturing Co.                          1,524       41,148
 Noland Co.                                          136        2,312
 +Plymouth Rubber Co. Inc. "A"                       400        1,950
 Puerto Rican Cement Co. Inc.                        198        5,507
 Rayonier Inc.                                     1,646       59,050
 +Rock of Ages Corp.                                 174          859
 Southdown Inc.                                    2,122      122,545
 +Swiss Army Brands Inc.                             353        1,809
 United States Lime & Minerals Inc.                  600        4,125
 USG Corp.                                         3,423      103,974
 +Wickes Inc.                                        500        2,969
 Wolohan Lumber Co.                                  262        2,685
 York International Corp.                          1,992       52,041
                                                           ----------
                                                            1,235,409
                                                           ----------

----------------------------------------------------------------------
                                                  Shares         Value
----------------------------------------------------------------------
Chemicals--1.09%
 Aceto Corp.                                         299   $     3,289
 +Advanced Technical Products Inc.                   200           762
 +AEP Industries Inc.                                445        11,236
 +Airgas Inc.                                      3,751        21,334
 Albemarle Corp.                                   2,402        47,439
 +American Pacific Corp.                             367         2,064
 American Vanguard Corp.                             220         1,787
 +Applied Extrusion Tech Inc.                        496         2,604
 Arch Chemicals Inc.                               2,100        45,937
 +Atlantis Plastics Inc. "A"                         600         3,675
 Balchem Corp. "B"                                   200         2,250
 Brady Corp. "A"                                   1,407        45,727
 +Brunswick Technologies Inc.                      1,700        14,291
 Cabot Corp.                                       4,577       124,723
 +Cabot Microelectronics Corp.                     1,267        57,965
 Cambrex Corp.                                     4,790       215,550
 +CFC International Inc.                             800         6,200
 Chase Corp.                                         100         1,050
 ChemFirst Inc.                                    2,141        51,652
 Church & Dwight Co. Inc.                          2,224        40,032
 CPAC Inc.                                           303         2,272
 Crompton Corp.                                    6,906        84,598
 +Cytec Industries Inc.                            3,235        79,864
 +Detrex Corp.                                       200           750
 Dexter Corp. (The)                                1,241        59,568
 Ferro Corp.                                       1,885        39,585
 Flamemaster Corp. (The)                             200         1,475
 +Foamex International Inc.                        2,122        12,865
 Fuller (H. B.) Co.                                  725        33,033
 Gentek Inc.                                         933        10,438
 Geon Co.                                          1,245        23,032
 Georgia Gulf Corp.                                1,579        32,863
 Hanna (M.A.) Co.                                  2,418        21,762
 Hawkins Chemical Inc.                               418         3,292
 +Home Products International Inc.                   456         1,767
 IMC Global Inc.                                   7,815       101,595
 +International Specialty Products Inc.            3,376        19,201
 +JLM Industries Inc.                              2,200         7,700
 Lilly Industries Inc. "B"                         3,138        94,336
 Lubrizol Corp.                                    3,866        81,186
 Lyondell Chemical Co.                             7,042       117,953
 MacDermid Inc.                                    1,924        45,214
 +McWhorter Technologies Inc.                        381         7,406
 Millennium Chemicals Inc.                         3,774        64,158
 Minerals Technologies Inc.                        1,185        54,510
 Mississippi Chemical Corp.                        2,577        12,241
 Myers Industries Inc.                             2,700        29,025
 +Nanophase Technologies Corp.                       900         9,394
 NL Industries Inc.                                2,732        41,663
 Northern Technologies International Corp.           100           625
 Olin Corp.                                        2,793        46,084
 OM Group Inc.                                     1,260        55,440
 Omnova Solutions Inc.                             2,357        14,731
 Penford Corp.                                       771        16,576
 Raven Industries Inc.                               210         2,940
 RPM Inc.                                          6,047        61,226
 Schulman Inc. "A"                                 1,588        19,155
 +Scotts Co. (The) "A"                             2,635        96,177

June 30, 2000 (Unaudited)

---------------------------------------------------------------
Extended Index
Master Portfolio                            Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 Solutia Inc.                                7,227   $   99,371
 Spartech Corp.                              1,702       45,954
 +Spinnaker Industries Inc.                    168        1,512
 +Spinnaker Industries Inc. "A"                159        1,570
 +Surmodics Inc.                               324        8,424
 +Syntroleum Corp.                           1,592       27,263
 +Triple S Plastics Inc.                       200        4,850
 Tuscarora Inc.                                350        5,469
 +U.S. Plastic Lumber Co.                    1,954        8,610
 +Uniroyal Technology Corp.                  2,720       30,090
 Valhi Inc.                                  6,622       68,703
 Valspar Corp.                               3,055      103,106
 +Vertex Pharmaceuticals Inc.                1,633      172,077
 Vulcan International Corp.                    200        6,600
 Wellman Inc.                                1,400       22,663
 West Pharmaceutical Services Inc.             771       16,673
                                                     ----------
                                                      2,728,202
                                                     ----------
Coal--0.02%
 CONSOL Energy Inc.                          4,000       60,500
                                                     ----------
                                                         60,500
                                                     ----------
Commercial Services--3.79%
 Aaron Rents Inc. "A"                        1,271       19,859
 +Ablest Inc.                                  800        4,200
 ABM Industries Inc.                         1,456       33,488
 +ACMAT Corp. "A"                              300        2,400
 +ACNielsen Corp.                            3,255       71,610
 +Administaff Inc.                             835       53,022
 +ADVO Inc.                                  1,402       58,884
 +AHL Services Inc.                            930        5,696
 +Ambassadors International Inc.               965       15,199
 +Amtran Inc.                                  737        9,166
 Angelica Corp.                                322        2,576
 +AnswerThink Consulting Group Inc.          2,281       37,922
 +Apollo Group Inc.                          4,463      124,964
 +Applied Anlytical Industries Inc.          1,732       16,616
 +Applied Graphics Technologies Inc.         2,725       11,581
 +Arch Capital Group Ltd.                    2,263       33,804
 +ASI Solutions Inc.                         5,400       45,225
 +@plan Inc.                                   700        4,594
 +Atrix Laboratories Inc.                    1,316       12,337
 +Aurora Biosciences Corp.                   1,226       83,598
 +AXENT Technologies Inc.                    3,116       77,316
 +Barrett Business Services Inc.             1,000        5,906
 +Barringer Technologies Inc.                  640        4,400
 +Berlitz International Inc.                   351        3,159
 +Bestway Inc.                               1,400        8,400
 +Billing Concepts Corp.                     3,028       13,437
 +Bioreliance Corp.                          1,449        7,064
 +Bio-Technology General Corp.               2,779       36,648
 +Blount International Inc.                  3,065       23,564
 +Blue Rhino Corp.                           1,881       15,166
 Bowne & Co. Inc.                            3,746       37,694
 +Breakaway Solutions Inc.                   2,000       54,000
 +Bright Horizons Family Solutions Inc.      1,019       21,781

---------------------------------------------------------------
                                            Shares        Value
---------------------------------------------------------------
 +Burns International Services Corp.         1,052   $   13,150
 +Business Resource Group                      400        2,550
 +Butler International Inc.                    900        7,650
 Cadmus Communications Corp.                   890        8,677
 +Capital Senior Living Corp.                  727        2,136
 +Caremark Rx Inc.                          12,304       83,821
 +Catalytica Inc.                            3,661       40,271
 +CDI Corp.                                  1,362       27,751
 +Celgene Corp.                              4,215      248,158
 Central Parking Corp.                       2,522       59,740
 +Cephalon Inc.                              1,759      105,320
 +Cerner Corp.                               1,867       50,876
 +Charles River Associates Inc.                372        6,557
 +Childtime Learning Centers Inc.              700        4,637
 +Circle.com                                 1,621        5,977
 +Collateral Therapeutics Inc.                 887       22,494
 +COMARCO Inc.                                 197        6,402
 Comdisco Inc.                               9,600      214,200
 +Concepts Direct Inc.                         200        1,987
 +Concord EFS Inc.                          13,226      343,876
 +Conrad Industries Inc.                       300        1,950
 +Consolidated Graphics Inc.                   726        6,806
 +COR Therapeutics Inc.                      1,596      136,159
 +Corinthian Colleges Inc.                     600       14,062
 +Cornell Corrections Inc.                   1,327       10,616
 +Corporate Executive Board Co. (The)          700       41,912
 +Correctional Services Corp.                1,387        5,461
 +CSS Industries Inc.                          480        9,810
 +Cubist Pharmaceuticals Inc.                1,544       76,042
 +CuraGen Corp.                              2,300       87,544
 +CV Therapeutics Inc.                       1,000       69,312
 +DeVry Inc.                                 4,001      105,776
 +Diamond Technology Partners Inc.           1,163      102,344
 +Digital Courier Tech Inc.                  3,497       22,293
 +Earl Scheib Inc.                           1,000        3,125
 +eBenx Inc.                                 1,510       31,993
 +Edison Schools Inc.                        1,900       44,056
 +Education Management Corp.                 2,005       36,215
 +Emergent Information Technologies Inc.       739        1,570
 +Emisphere Technologies Inc.                1,405       59,866
 +Encompass Service Corp.                    4,456       25,622
 +EntreMed Inc.                                778       23,291
 +Exponent Inc.                                300        2,512
 +First Consulting Group Inc.                2,194       12,204
 +First Health Group Corp.                   3,121      102,408
 +Franklin Covey Co.                         1,025        7,111
 +FTI Consulting Inc.                          600        6,300
 +FYI Inc.                                   1,606       54,102
 G & K Services Inc. "A"                     2,016       50,526
 +Gaiam Inc.                                   300        5,550
 +Gartner Group Inc. "B"                     5,300       52,337
 +Genome Therapeutics Corp.                  1,320       40,177
 +Gilman & Ciocia Inc.                         935        4,324
 +Griffin Land & Nurseries Inc.                800        9,300
 +GTS Duratek Inc.                             630        5,355
 +Harris Interactive Inc.                    5,460       26,447
 +Health Risk Management Inc.                  100          625

June 30, 2000 (Unaudited)

--------------------------------------------------------------------------
Extended Index
Master Portfolio                                       Shares        Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
 +Healthcare Services Group Inc.                        1,214   $    5,463
 +Heidrick & Struggles International Inc.               1,000       63,125
 Hertz Corp.                                            2,720       76,330
 +HotJobs.com Ltd.                                      4,100       56,631
 +ICOS Corp.                                            3,016      132,704
 +ICT Group Inc.                                          600        5,737
 +Incyte Pharmaceuticals Inc.                           1,641      134,870
 +Interim Services Inc.                                 3,724       66,101
 +Iron Mountain Inc.                                    3,747      127,398
 +Isis Pharmaceuticals Inc.                             3,908       56,666
 +ITT Educational Services Inc.                         2,308       40,534
 +Jupiter Communications Inc.                             900       20,700
 +Kaneb Services Inc.                                   2,200        8,800
 Kelly Services Inc. "A"                                1,746       40,376
 +Kendle International Inc.                             1,203        9,474
 +kForce.com Inc.                                       4,998       34,674
 +Korn/Ferry International                              1,900       60,206
 +Labor Ready Inc.                                      4,971       32,930
 Landauer Inc.                                            817       12,715
 +Learning Tree International Inc.                      1,211       74,174
 +LendingTree Inc.                                        366        2,745
 +Loislaw.com Inc.                                      1,200       10,275
 +Luminant Worldwide Corp.                              4,100       36,644
 +Mail-Well Inc.                                        3,484       30,050
 +Management Network Group Inc. (The)                   1,800       63,000
 Manpower Inc.                                          4,742      151,744
 +Maxim Pharmaceuticals Inc.                            1,165       59,852
 +MAXIMUS Inc.                                          1,304       28,851
 +MedQuist Inc.                                           640       21,752
 +Michael Baker Corp.                                     400        2,600
 Midas Inc.                                             1,555       31,100
 +Modis Professional Services Inc.                      5,602       49,718
 +Monro Muffler Brake Inc.                              1,100       10,106
 +Moore Medical Corp.                                     800        4,800
 +MPW Industrial Services Group Inc.                    1,095        8,486
 +Myriad Genetics Inc.                                    946      140,082
 +N2H2 Inc.                                             1,700        8,500
 +National Equipment Services Inc.                      2,779       16,674
 +National Research Corp.                               2,500       12,812
 +NationsRent Inc.                                      4,184       15,952
 +Navigant Consulting Co.                               4,627       19,665
 +Neff Corp.                                              692        2,638
 +NetRatings Inc.                                       2,328       59,655
 +Neurogen Corp.                                        1,733       50,040
 New England Business Service Inc.                        643       10,449
 +Newgen Results Corp.                                    800       13,200
 +NOVA Corporation                                      4,323      120,774
 +Ogden Corp.                                           2,497       22,473
 +On Assignment Inc.                                    1,578       48,129
 +Opinion Research Corp.                                  200        1,325
 +Optika Inc.                                           2,200       13,200
 +Organic Inc.                                          5,436       53,001
 +Organogenesis Inc.                                    3,420       39,116
 +OrthAlliance Inc. "A"                                 1,581        9,486
 +Pegasus Systems Inc.                                  2,005       21,804

--------------------------------------------------------------------------
                                                       Shares        Value
--------------------------------------------------------------------------
 +Personnel Group of America Inc.                       1,468   $    4,312
 +PFSweb Inc.                                             900        4,219
 +Pharmaceutical Product Development Inc.               1,544       32,424
 +Pharmacopeia Inc.                                     1,100       51,012
 +Possis Medical Inc.                                   1,556        9,749
 +Predictive Systems Inc.                               1,200       43,125
 +Pre-Paid Legal Services Inc.                          1,350       40,331
 +Profit Recovery Group International Inc. (The)        3,046       50,640
 +Prosoft I-Net Solutions Inc.                          1,472       24,748
 +Quest Education Corp.                                   365        6,593
 +Questron Technology Inc.                                300        1,612
 +Rainbow Rentals Inc.                                  1,065       11,981
 +RCM Technologies Inc.                                   486        3,584
 +Regeneron Pharmaceuticals Inc.                        2,143       63,888
 Regis Corp.                                            2,499       31,237
 +Remedy Temp Inc.                                        760        9,310
 +Rent-A-Center Inc.                                    1,817       40,882
 +Rent-Way Inc.                                         1,445       42,176
 +Res-Care Inc.                                         2,444       13,137
 +Richton International Corp.                             800       15,900
 +Right Management Consultants Inc.                       800        8,400
 +Robert Half International Inc.                       10,586      301,701
 Rollins Inc.                                           3,166       47,094
 +SCB Computer Technology Inc.                          2,410        5,121
 +SCP Pool Corp.                                        1,844       43,322
 +Security Associates International Inc.                3,200       10,800
 Servicemaster Co.                                     18,725      212,997
 Sodexho Marriott Services Inc.                         6,179      107,360
 Sotheby's Holdings Inc.                                3,445       60,287
 +Source Information Management Co.                     1,130       17,232
 +Staff Leasing Inc.                                    1,928        6,868
 +Staffmark Inc.                                        2,496       16,692
 Stewart Enterprises Inc. "A"                           5,516       19,478
 Strayer Education Inc.                                 1,102       26,448
 +Student Advantage Inc.                                3,600       26,325
 +STV Group Inc.                                          200        1,350
 +Summa Industries                                        300        3,562
 +Sylvan Learning Systems Inc.                          3,073       42,254
 +Sypris Solutions Inc.                                   422        4,325
 +TEAM America Corp.                                    2,100        9,187
 +Technisource Inc.                                     1,883        7,297
 Tejon Ranch Co.                                          768       17,328
 +Teletech Holdings Inc.                                4,095      127,201
 +Tetra Tech Inc.                                       2,197       50,256
 +Thomas Group Inc.                                     1,000        8,312
 +TIBCO Software Inc.                                  11,800    1,265,366
 +Transkaryotic Therapies Inc.                          1,255       46,121
 +Trimeris Inc.                                           773       54,062
 +TRM Copy Centers Corp.                                  316        1,698
 +Tyler Technologies Inc.                               3,772        9,666
 UniFirst Corp.                                           379        2,985
 +United Rentals Inc.                                   3,960       67,815
 +United Shipping and Technology Inc.                   1,000        8,000
 +US Oncology Inc.                                      4,023       20,115

June 30, 2000 (Unaudited)

---------------------------------------------------------------------
Extended Index
Master Portfolio                                  Shares        Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
 +US-China Industrial Exchange Inc.                  600   $    6,000
 +Valassis Communications Inc.                     3,860      147,163
 Viad Corp.                                        6,247      170,231
 +Volt Information Sciences Inc.                     967       31,851
 Westaff Inc.                                      1,884        8,360
 +Wireless Facilities Inc.                         2,500      127,344
 +Workflow Management Inc.                         1,193       14,167
 +World Access Inc.                                2,590       28,652
 World Fuel Services Corp.                           455        3,924
                                                           ----------
                                                            9,452,492
                                                           ----------
Computer Systems--0.02%
 +MyPoints.com Inc.                                3,100       58,755
                                                           ----------
Computers--12.35%
 +About.com Inc.                                   1,600       50,400
 +Accrue Software Inc.                             1,500       53,250
 +ACE*COMM Corp.                                   2,200       11,687
 +Active Software Inc.                             1,500      116,531
 +Activision Inc.                                  1,715       11,147
 +Actuate Software Corp.                           1,432       76,433
 +adam.com Inc.                                      300        1,200
 +Adept Technology Inc.                              381       17,812
 +Advanced Digital Information Corp.               3,240       51,637
 +Advantage Learning Systems Inc.                  3,512       53,997
 +Advent Software Inc.                             1,694      109,263
 +Aether Systems Inc.                              2,400      492,000
 +Affiliated Computer Services Inc.                3,334      110,230
 +AGENCY.COM Ltd.                                  4,062       72,354
 +Agile Software Corp.                             2,600      183,787
 +Allaire Corp.                                    1,400       51,450
 +Alloy Online Inc.                                1,200       13,500
 +Alpha Microsystems                                 800        3,975
 +AlphaNet Solutions Inc.                            800        3,350
 +Alteon Websystems Inc.                           2,700      270,169
 +Alysis Technologies Inc.                           600        1,894
 +American Software Inc. "A"                       3,900       19,987
 +Anixter International Inc.                       1,873       49,634
 +Ansoft Corp.                                       617        6,170
 +ANSYS Inc.                                         604        6,870
 +Apex Inc.                                        1,107       48,431
 +Applied Computer Technology Inc.                 5,700          285
 +AppliedTheory Corp.                              2,100       31,500
 +Applix Inc.                                        458        3,549
 +AppNet Systems Inc.                              1,800       64,800
 +AremisSoft Corp.                                 1,900       59,137
 +ARIS Corp.                                       1,511        4,155
 +Art Technology Group Inc.                        4,000      403,750
 +Artificial Life Inc.                               841       16,347
 +Ashton Technology Group Inc. (The)               3,000        8,531
 +Ask Jeeves Inc.                                  2,200       39,737
 +Aspen Technology Inc.                            1,306       50,281
 +Aspeon Inc.                                        761        3,710
 +Audible Inc.                                     1,700        7,066
 +Auspex Systems Inc.                              4,648       22,949
 Avert Inc.                                          200        4,575
 +AVT Corp.                                        1,718       12,670

---------------------------------------------------------------------

                                                   Shares       Value
---------------------------------------------------------------------
 +BARRA Inc.                                        1,421  $   70,428
 +Be Free Inc.                                      3,000      27,000
 +Be Inc.                                           4,400      22,000
 +Bell & Howell Co.                                 1,340      32,495
 +BindView Development Corp.                        5,520      66,240
 +Bisys Group Inc.                                  1,991     122,446
 +Black Box Corp.                                   1,071      84,793
 +Bluestone Software Inc.                           2,200      56,512
 +Boca Research Inc.                                2,600      13,650
 +Bottomline Technologies Inc.                        900      30,769
 +Boundless Corp.                                   1,500       8,250
 +Braun Consulting Inc.                             1,100      23,237
 +BrightStar Information Technology Group Inc.      1,046       3,073
 +Brio Technology Inc.                              1,547      32,777
 +Broadbase Software Inc.                           2,800      85,750
 +Brocade Communications System Inc.                6,800   1,247,694
 +Brooktrout Technology Inc.                        1,198      26,131
 +BSQUARE Corp.                                     1,800      40,387
 +BTG Inc.                                            393       3,193
 +CacheFlow Inc.                                    2,320     142,825
 +CAIS Internet Inc.                                1,300      18,281
 +Calico Commerce Inc.                              1,824      29,640
 +Cambridge Technology Partners Inc.                3,320      28,946
 +Carreker-Antinori Inc.                              913       8,217
 +Casino Data Systems                               1,000       6,406
 +Catalyst International Inc.                       2,159      17,812
 +C-bridge Internet Solutions Inc.                  1,351      23,474
 +CCC Information Services Group Inc.               1,564      16,618
 +CDnow Inc.                                        1,424       4,405
 +Cellular Technical Services Co. Inc.              1,600      13,000
 +CenterSpan Communications Corp.                     596      11,175
 +Centura Software Corp.                            4,400      24,200
 +Checkfree Holdings Corp.                          3,581     184,645
 +Ciber Inc.                                        3,099      41,062
 +Ciprico Inc.                                        218       2,016
 +Cisco Systems Inc.                                    1          61
 +Clarent Corp.                                     1,800     128,700
 +Clarus Corp.                                      1,000      38,875
 +ClickAction Inc.                                    724      11,584
 +Cognizant Technology Solutions Corp.                558      18,519
 +Commerce One Inc.                                 9,500     431,211
 +Complete Business Solutions Inc.                  1,755      30,822
 +Computer Network Technology Corp.                 1,415      24,586
 +Concur Technologies Inc.                          2,236       9,363
 +Concurrent Computer Corp.                         2,766      36,304
 +Cotelligent Inc.                                  2,307      13,121
 +Credit Management Solutions Inc.                  2,500      14,922
 +Critical Path Inc.                                3,489     203,452
 +Crossroads Systems Inc.                           1,500      37,875
 +CyberCash Inc.                                    4,579      21,750
 +CyberSource Corp.                                 2,800      38,675
 +Cybex Computer Products Corp.                     1,040      44,720

June 30, 2000 (Unaudited)

----------------------------------------------------------------
Extended Index
Master Portfolio                             Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 +Cylink Corp.                                2,873   $   48,123
 +Cysive Inc.                                 1,400       33,425
 +Daisytek International Corp.                2,166       20,442
 +Daleen Technologies Inc.                    1,700       26,244
 +Data Broadcasting Corp.                     2,742       17,309
 Data Research Associates Inc.                  200        1,572
 +Data Return Corp.                           2,000       58,000
 +Data Translation Inc.                       2,700       11,981
 +Datalink Corp.                                800       11,950
 +Dataram Corp.                                 650       18,687
 +Datatec Systems Inc.                        3,783       21,279
 +Deltek Systems Inc.                         2,199       12,988
 +Dendrite International Inc.                 1,959       65,259
 Diebold Inc.                                 3,677      102,496
 +Digex Inc.                                  1,600      108,700
 +Digital River Inc.                          2,838       21,817
 +Digitas Inc.                                3,595       58,643
 +DocuCorp International                        898        3,367
 +Documentum Inc.                               844       75,433
 +Dot Hill Systems Corp.                      2,640       29,040
 +DSET Corporation                              559       16,980
 +DSP Group Inc.                              1,292       72,352
 +DST Systems Inc.                            4,040      307,545
 +E.piphany Inc.                              1,900      203,656
 +ebix.com Inc.                                 430        2,190
 +Echelon Corp.                               2,298      133,140
 +Eclipsys Corp.                              2,593       19,447
 +eGain Communications Corp.                  3,952       47,912
 +Elcom International Inc.                    1,621       11,144
 +Electro Rent Corp.                          1,401       17,162
 +Electronics For Imaging Inc.                3,278       82,974
 +Elite Information Group Inc.                2,800       19,425
 +eLoyalty Corp.                              2,625       33,469
 +Emulex Corp.                                2,104      138,206
 +Engage Technologies Inc.                    6,600       85,387
 +Entrade Inc.                                1,200        8,475
 +Entrust Technologies Inc.                   3,500      289,625
 +ePlus Inc.                                    634       16,761
 +Equinox Systems Inc.                          237        1,422
 +ESPS Inc.                                     900        3,487
 +EuroWeb International Corp.                 1,300        3,656
 +Evolving Systems Inc.                       3,419       20,087
 +Exabyte Corp.                               2,231       10,039
 +Excalibur Technologies Corp.                1,704       68,053
 +Exchange Applications Inc.                  1,344       35,784
 +Extended Systems Inc.                         600       57,600
 +Extreme Networks Inc.                       3,400      358,700
 +F5 Networks Inc.                            1,300       70,931
 FactSet Research Systems Inc.                1,554       43,900
 Fair Isaac and Co. Inc.                        824       36,256
 +FileNET Corp.                               1,673       30,741
 +5B Technologies Corp.                         600        1,950
 +Foundry Networks Inc.                       7,300      806,650
 +4Front Software International                 590        7,080
 +Fourth Shift Corp.                            448        1,344
 +Frontline Capital Group Inc.                1,500       31,969
 +FVC.COM Inc.                                1,201        9,308
 +Gadzoox Networks Inc.                       1,400       19,162
 +GateField Corp.                               190          965

----------------------------------------------------------------
                                             Shares        Value
----------------------------------------------------------------
 General Binding Corp.                        1,695   $   11,335
 +General Magic Inc.                          4,230       34,633
 +Gensym Corp.                                  400        1,450
 Gerber Scientific Inc.                       2,416       27,784
 +Global Intellicom Inc.                      8,100          364
 +Global Payment Tech Inc.                      240        1,620
 +Go2Net Inc.                                 2,234      112,398
 +GoTo.com Inc.                               3,000       45,937
 +Great Plains Software Inc.                    819       16,073
 +Group 1 Software Inc.                         300        5,175
 +GSE Systems Inc.                              200          925
 +Hall Kinion & Associates Inc.                 825       27,483
 +Health Management Systems Inc.                642        2,006
 +HMG Worldwide Corp.                           700        3,150
 +HNC Software Inc.                           1,454       89,784
 +Hollywood.com Inc.                          1,389       10,765
 +Hypercom Corp.                              3,574       51,376
 +Hyperion Solutions Corp.                    1,943       63,026
 +IDT Corp.                                   1,339       45,442
 +IDX Systems Corp.                           1,585       22,388
 +iGate Capital Corp.                         2,794       38,417
 +IKOS Systems Inc.                           2,200       23,787
 +iManage Inc.                                3,600       35,775
 +Immersion Corp.                             1,000       30,000
 +IMRglobal Corp.                             3,904       50,996
 +Industri Matematik International Corp.      2,280       12,255
 +InfoCure Corp.                              3,692       20,767
 +Infocus Corp.                               1,318       42,423
 +Infonautics Inc. "A"                        1,500        6,562
 +Informatica Corp.                           1,800      147,487
 +Information Architects Corp.                2,444       16,955
 +Inforte Corp.                               1,494       53,784
 +infoUSA Inc.                                3,416       22,204
 +Innodata Corp.                                600        5,625
 +Inprise Corp.                               3,368       20,629
 +INSCI Corp.                                   300          994
 +Inso Corp.                                    869        4,508
 +Integral Systems Inc.                         862       14,438
 +Integrated Measurement Systems                332        5,229
 +Intelligroup Inc.                           1,067       12,804
 +InterCept Group Inc. (The)                  1,200       20,400
 +Intergraph Corp.                            3,688       27,890
 +Interliant Inc.                             2,500       58,281
 +Internap Network Services Corp.             8,400      348,731
 +internet.com LLC                            2,900       57,094
 +Intersil Holding Corp.                      2,093      113,153
 +Intertrust Technologies Corp.               4,700       96,644
 +InterWorld Corp.                            1,800       36,900
 +Interwoven Inc.                             1,400      153,978
 +Intranet Solutions Inc.                     2,222       85,269
 +Intraware Inc.                              3,000       48,187
 +Intrusion.com Inc.                          1,128       12,760
 +ION Networks Inc.                             800        2,450
 +ISS Group Inc.                              2,624      259,079
 +ITXC Corp.                                  2,500       88,516
 +iXL Enterprises Inc.                        4,300       62,350
 Jack Henry & Associates Inc.                 2,506      125,613
 +Juniper Networks Inc.                      19,300    2,809,356
 +Juno Online Services Inc.                   2,700       29,025
 +Kana Communications Inc.                    5,460      337,837

June 30, 2000 (Unaudited)

--------------------------------------------------------------
Extended Index
Master Portfolio                           Shares        Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
 +Keynote Systems Inc.                      1,600   $  112,900
 +Kronos Inc.                               1,255       32,630
 +Landmark Systems Corp.                      430        2,580
 +Larscom Inc. "A"                          1,900       10,569
 +Launch Media Inc.                         4,500       41,625
 +Level 8 Systems Inc.                        597       12,574
 +Liberate Technologies Inc.                5,300      155,356
 +Log On America Inc.                         600        3,262
 +Logility Inc.                             1,502        5,773
 +LookSmart Ltd.                            5,000       92,500
 +Made2Manage Systems Inc.                    200        1,125
 +Mail.com Inc.                             4,663       26,521
 +Manhattan Associates Inc.                 2,261       56,525
 +MapInfo Corp.                               615       24,984
 +MarchFirst Inc.                           9,195      167,809
 +Marimba Inc.                              1,600       22,300
 +Maxtor Corp.                              6,200       65,487
 +McAfee.com Corp.                          2,100       54,731
 +MCSi Inc.                                 1,114       28,825
 +Mechanical Dynamics Inc.                  1,800        9,169
 +Media 100 Inc.                              860       22,145
 +Media Metrix Inc.                         1,900       48,331
 +Mentor Graphics Corp.                     3,740       74,333
 +META Group Inc.                             827       15,920
 +MetaCreations Corp.                       1,681       20,172
 +Metasolv Software Inc.                    1,860       81,840
 +Micromuse Inc.                            2,196      363,404
 +Micron Electronics Inc.                   5,297       66,212
 +MICROS Systems Inc.                         921       17,096
 +Micros-To-Mainframes Inc.                   200        1,150
 +Microstrategy Inc.                        2,160       64,800
 +Microtouch Systems Inc.                     374        3,226
 +Microwave Power Devices Inc.              3,382       17,755
 +Mitek Systems Inc.                          500        2,875
 +Mobius Management Systems Inc.            1,756        8,012
 +MSC.Software Corp.                          613        5,709
 +MTI Technology Corp.                      3,350       26,800
 +Multex.com Inc.                           1,714       43,171
 +Muse Technologies Inc.                      453        1,359
 +MyTurn.com Inc.                           1,500       26,906
 National Computer System Inc.              1,696       83,528
 +National Information Consortium Inc.      3,000       34,125
 +National Instruments Corp.                3,009      131,268
 +National Techteam Inc.                      503        1,776
 +Navidec Inc.                              4,300       38,162
 +NaviSite Inc.                             3,400      142,162
 +Neotopia Inc.                               838       33,729
 +Net Perceptions Inc.                      1,800       28,575
 +NetCreations Inc.                         1,900       87,044
 +Netegrity Inc.                            1,120       84,350
 +NetIQ Corp.                               1,847      110,127
 +NetObjects Inc.                           3,900       35,587
 +Netrix Corp.                              2,600       32,012
 +NetScout Systems Inc.                     1,400       18,025
 +Netsmart Technologies Inc.                1,300        6,744
 +NetSolve Inc.                             1,700       44,200
 +NetSpeak Corp.                            1,563       15,435
 +Network Peripherals Inc.                    953       15,963
 +Network Six Inc.                            400        1,275
 +Novadigm Inc.                             1,145       22,614

--------------------------------------------------------------
                                           Shares        Value
--------------------------------------------------------------
 +NVIDIA Corp.                              3,800   $  241,537
 +NYFIX Inc.                                1,183       49,612
 +Odetics Inc. "A"                            835       12,107
 +On2.com Inc.                              2,100       10,762
 +OneSource Information Services Inc.       1,000        7,500
 +ONI Systems                                 447       52,390
 +Ontrack Data Intenational Inc.            1,800       14,062
 +ONYX Software Corp.                       2,000       59,375
 +Open Market Inc.                          2,366       32,680
 +Overland Data Inc.                          451        6,258
 +Packeteer Inc.                            1,400       40,775
 +pcOrder.com Inc.                          4,200       32,550
 +PC-Tel Inc.                                 900       34,200
 +Perot Systems Corp. "A"                   5,611       61,721
 +Persistence Software Inc.                 1,800       32,625
 +Phoenix Technologies Ltd.                 1,569       25,594
 +Pilot Network Services                    1,213       18,043
 +Pivotal Corp.                             1,200       28,200
 +Portal Software Inc.                     10,100      645,137
 +Preview Systems Inc.                      2,313       30,069
 +PRI Automation Inc.                       1,292       84,485
 +Primark Corp.                             1,950       72,637
 +Primus Knowledge Solutions Inc.           1,700       76,500
 +Printronix Inc.                             252        3,307
 +ProBusiness Services Inc.                 1,516       40,269
 +Procom Technology Inc.                      999       51,636
 +Progress Software Corp.                   1,928       34,583
 +Project Software & Development Inc.       1,138       20,484
 +Proxicom Inc.                             3,000      143,625
 +Puma Technology Inc.                      2,634       70,624
 +QAD Inc.                                  2,989       11,209
 +QRS Corp.                                   771       18,938
 +Quantum DLT & Storage Group               9,060       87,769
 +Quantum Hard Disk Drive Group             4,496       49,737
 +Quest Software Inc.                       5,300      293,487
 +Quintus Corp.                             4,935       98,006
 +Quokka Sports Inc.                        2,700       21,684
 +Radiant Systems Inc.                      1,338       32,112
 +Rainbow Technologies Inc.                   832       40,456
 +Ramp Networks Inc.                        1,900       22,562
 +RAVISENT Technologies Inc.                  800        5,650
 +Red Hat Inc.                              9,600      259,800
 +Redback Networks Inc.                     9,200    1,637,600
 +Retek Inc.                                2,600       83,200
 +Rimage Corp.                                325        5,037
 +Rogue Wave Software Inc.                    468        2,281
 +RSA Security Inc.                         2,329      161,283
 +S3 Inc.                                   4,229       62,378
 +Safeguard Scientifics Inc.                6,839      219,275
 +Saga Systems Inc.                         1,653       20,559
 +Sagent Technology Inc.                    1,700       24,225
 +Sanchez Computer Associates Inc.          1,162       27,597
 +SanDisk Corp.                             4,078      249,523
 +Santa Cruz Operation Inc. (The)           1,867       11,902
 +SBE Inc.                                  1,000       20,750
 +Scient Corp.                              4,600      202,975
 +Scientific Learning Corp.                 1,700       37,612
 +SCM Microsystems Inc.                       788       47,723

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index
Master Portfolio                              Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +Secure Computing Corp.                       2,230  $    41,952
 +SEEC Inc.                                    2,300       10,062
 SEI Investment Co.                            3,594      143,086
 +SERENA Software Inc.                         2,100       95,353
 +Sigma Designs Inc.                           1,048        4,454
 +SilverStream Software Inc.                   1,100       63,525
 +SmartDisk Corp.                              1,100       30,250
 +SmartServ Online Inc.                          600       42,337
 +Smith-Gardner & Associates Inc.              1,300        6,256
 +Socket Communications Inc.                   1,400       18,375
 +Software Spectrum Inc.                         199        3,445
 +Software.com Inc.                            2,700      350,662
 +Sonic Foundry Inc.                           1,000       20,000
 +Sonic Solutions Inc.                         1,100        4,194
 +SonicWALL Inc.                               1,600      140,900
 +Source Media Inc.                              965        3,770
 +Spatial Technology Inc.                      1,800        6,975
 +SPEEDUS.COM Inc.                             3,600       21,375
 +Splash Technology Holdings                   1,013        7,977
 +SportsLine USA Inc.                          3,055       52,126
 +SPSS Inc.                                      733       21,349
 +Spyglass Inc.                                  852       26,678
 +SS&C Technologies Inc.                       1,739        7,391
 +StarBase Corp.                               3,706       39,376
 +StarMedia Network Inc.                       4,100       77,387
 +Storage Computer Corp.                       2,300       18,687
 +Storage Technology Corp.                     5,666       61,972
 +Stratasys Inc.                               2,400       16,050
 +Stratos Lightwave Inc.                       4,058      113,117
 +SunGard Data Systems Inc.                    8,204      254,324
 +Sunquest Information Systems Inc.            1,367       14,695
 +SVI Holdings Inc.                            3,111       15,944
 +Sykes Enterprises Inc.                       2,159       27,797
 +Symix Systems Inc.                             341        3,026
 +Synopsys Inc.                                4,188      144,748
 +Syntel Inc.                                  4,408       44,080
 +Systems & Computer Technology Corp.          1,623       32,460
 +T/R Systems Inc.                             1,232        7,854
 +Take-Two Interactive Software Inc.           1,620       19,642
 +Tanning Technology Corp.                     2,200       42,350
 +Technology Solutions Co.                     3,925       24,286
 +Teknowledge Corp.                              700        4,156
 +Telescan Inc.                                1,795       13,126
 +Telxon Corp.                                 1,794       32,068
 +TenFold Corp.                                2,000       32,875
 +THQ Inc.                                     1,707       20,804
 +3D Systems Corp.                               517        9,823
 +3DO Co. (The)                                2,056       16,127
 +Tidel Technologies Inc.                      1,200       11,925
 +Tier Technologies Inc. "B"                     384        2,016
 Timberline Software Corp.                       461        3,371
 +TransAct Technologies Inc.                     300        3,262
 +Transaction Systems Architects Inc. "A"      1,848       31,647
 +Tricord Systems Inc.                         2,200       39,737
 +Troy Group Inc.                                900       13,387
 +TSR Inc.                                       268        1,474
 +Tumbleweed Communications Corp.              1,604       81,603

-----------------------------------------------------------------
                                              Shares        Value
-----------------------------------------------------------------
 +Turnstone Systems Inc.                         781  $   129,390
 +U.S. Interactive Inc.                        1,000       12,937
 +Ultimate Software Group Inc.                 1,685       15,376
 +Unify Corp.                                  1,024        8,768
 +Unigraphics Solutions Inc.                     223        4,348
 +USDATA Corp.                                 1,700       15,087
 +VA Linux Systems Inc.                        3,372      144,996
 Valmont Industries Inc.                       2,324       46,189
 +VeriSign Inc.                               11,753    2,074,404
 +Verity Inc.                                  1,668       63,384
 +Versant Corp.                                3,800       18,525
 +Vertel Corp.                                 1,800       31,500
 +Vialink Co. (The)                            1,088       11,220
 +Viant Corp.                                  3,000       88,875
 +Visual Networks Inc.                         1,496       42,636
 +Vitech America Inc.                            739        4,064
 +Vitria Technology Inc.                       8,200      501,225
 +Voyager.net Inc.                             2,000       16,000
 +Walker Interactive Systems                   1,028        3,726
 +WatchGuard Technologies Inc.                 1,300       71,419
 +Wave Systems Corp. "A"                       3,069       48,529
 +Webb Interactive Services                    3,172       40,641
 +WebTrends Corp.                              1,400       54,162
 +Western Digital Corp.                        7,371       36,855
 +Women.com Networks Inc.                      4,800        9,900
 +Xircom Inc.                                  1,729       82,127
 +Xpedior Inc.                                 3,388       46,797
 +Xybernaut Corp.                              2,165       24,221
 +Zamba Corp.                                  2,800       15,400
 +Zebra Technologies Corp. "A"                 1,698       75,243
                                                       ----------
                                                       30,807,713
                                                       ----------
Cosmetics / Personal Care--0.20%
 +Carson Inc.                                  2,200        9,900
 Carter-Wallace Inc.                           2,625       52,828
 +Chattem Inc.                                   427        5,845
 +Chromatics Color Sciences                      968        4,719
 Del Laboratories Inc.                           344        4,171
 Estee Lauder Companies Inc. "A"               7,778      384,525
 +Inter Parfums Inc.                             567        4,819
 +Paragon Trade Brands Inc.                        1           10
 Quaker Chemical Corp.                           324        5,629
 Stepan Co.                                      663       15,415
 Stephan Co.                                     211          949
 +Sybron Chemicals Inc.                          255        5,578
 +USANA Inc.                                   1,581        4,842
                                                       ----------
                                                          499,230
                                                       ----------
Distribution / Wholesale--0.10%
 +Handleman Co.                                3,314       41,425
 +Ingram Micro Inc. "A"                        4,264       74,353
 +Tech Data Corp.                              2,874      125,199
                                                       ----------
                                                          240,977
                                                       ----------
Diversified Financial Services--2.10%
 Advanta Corp. "A"                             1,693       20,633
 Advest Group Inc.                               398        8,333
 +Affiliated Managers Group Inc.               1,284       58,422
 Allied Capital Corp.                          3,439       58,463
 American Capital Strategies                   1,107       26,430

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index
Master Portfolio                              Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +American Home Mortgage Holdings Inc.           500   $    2,281
 +AmeriCredit Corp.                            4,003       68,051
 +Ameritrade Holding Corp. "A"                11,359      132,048
 +Ampal-American Israel Corp. "A"              1,683       25,245
 Amplicon Inc.                                   436        4,142
 +Analytical Surveys Inc.                        249          770
 +Atalanta Sosnoff Capital Corp.                 500        5,000
 +BlackRock Inc.                                 600       17,400
 +Boron, LePore & Associates Inc.              1,766       16,335
 Capitol Federal Financial                     5,200       57,525
 +Central Financial Acceptance Corp.             300        1,219
 CIT Group Inc. (The)                         15,246      247,747
 +CompuCredit Corp.                            2,500       75,000
 Dain Rauscher Corp.                             756       49,896
 +Digital Insight Corp.                        1,189       40,426
 Donaldson, Lufkin & Jenrette Inc.             7,892      334,917
 +Donna Karan International Inc.               1,896       12,087
 Doral Financial Corp.                         4,208       48,129
 +DVI Inc.                                     1,119       17,904
 +E*trade Group Inc.                          18,408      303,732
 Eaton Vance Corp.                             1,808       83,620
 Edwards (A.G.) Inc.                           5,712      222,768
 +E-LOAN Inc.                                  4,300       20,425
 +Equitex Inc.                                   439        3,100
 +eSPEED Inc. "A"                                600       26,062
 +Factual Data Corp.                             900        8,325
 Federated Investors Inc. "B"                  5,460      191,441
 +Financial Federal Corp.                      1,665       28,929
 Finova Group Inc.                             3,293       42,809
 +First Cash Inc.                                400        1,350
 +Forrester Research Inc.                      1,166       84,899
 +Friedman Billings Ramsey Group Inc. "A"      2,255       18,322
 +Gabelli Asset Management Inc. "A"              500       12,500
 +Gallery of History Inc.                        400        1,300
 +GlobalNet Financial.com Inc.                 1,700       35,700
 Goldman Sachs Group Inc. (The)                4,238      402,080
 +Greg Manning Auctions Inc.                     400        4,400
 +H.D. Vest Inc.                                 300        2,006
 +Hallwood Group                                 600        4,650
 Heller Financial Inc.                         2,508       51,414
 +Hoening Group                                  400        3,925
 +HPSC Inc.                                      200        1,725
 +Insurance Auto Auctions Inc.                   517       10,922
 +Investment Technology Group, Inc.            2,254       95,936
 +JB Oxford Holdings Inc.                        521        1,823
 Jeffries Group Inc.                           1,440       29,070
 John Nuveen Co. "A"                           1,702       71,378
 +JWGenesis Financial Corp.                    1,144       10,010
 +Kent Financial Services Inc.                 1,000        4,125
 +Kinnard Investments Inc.                     1,200        9,750
 +Kirlin Holding Corp.                         4,000        9,500
 +Knight Trading Group Inc.                    7,090      211,371
 +Labranche & Co. Inc.                         2,600       37,375
 Legg Mason Inc.                               3,797      189,850
 +M.H. Meyerson & Co. Inc.                       300        1,275

-----------------------------------------------------------------
                                              Shares        Value
-----------------------------------------------------------------
 +MACC Private Equities Inc.                     624   $    6,123
 +Marketing Services Group Inc.                1,500        6,656
 +Matrix Bancorp Inc.                            247        1,667
 +Memberworks Inc.                               898       30,195
 Metris Companies Inc.                         3,183       79,973
 MicroFinancial Inc.                             700        7,000
 Morgan Keegan Inc.                            1,444       21,299
 +National Discounts Brokers Group Inc.        1,126       35,891
 +National Processing Inc.                     4,765       59,562
 +NCO Group Inc.                               1,360       31,450
 +Netcentives Inc.                             2,100       39,112
 +Netzee Inc.                                  2,300       13,153
 Neuberger Berman Inc.                         2,900      134,850
 +NextCard Inc.                                2,700       22,950
 +Norstan Inc.                                   492        1,968
 +NZ Corporation                                 309        1,506
 +Omega Worldwides Inc.                          548        1,986
 +Online Resources & Communications Corp.        700        4,506
 +onlinetradingInc.com                           900        4,612
 +Paulson Capital Corp.                          500        3,250
 +Pegasystems Inc.                             2,183       10,915
 Phoenix Investment Partners                   5,008       52,584
 +Pioneer Group                                1,655       70,131
 PMC Capital Inc.                                500        4,875
 +Point West Capital Corp.                       245          857
 +Professional Detailing Inc.                    878       29,907
 Raymond James Financial Corp.                 3,766       84,735
 Resource America Inc. "A"                     2,206       14,408
 Resource Bancshares Mortgage Group Inc.       1,053        4,409
 +RWD Technologies Inc.                        1,550        9,009
 +S1 Corp.                                     3,203       74,670
 +SGV Bancorp Inc.                               200        4,962
 Siebert Financial Corp.                       2,239       15,673
 +SierraCities Inc.                            1,924        7,215
 +Sitel Corp.                                  4,768       23,840
 +Softnet Systems                              2,018       19,423
 Source Capital Corp.                            500        2,781
 Southwest Securities Group Inc.               1,324       49,319
 +Startek Inc.                                   789       39,746
 Stifel Financial Corp.                          300        3,150
 Student Loan Corp.                            1,094       45,948
 +TD Waterhouse Group Inc.                     2,400       41,550
 Tucker Anthony Sutro                          1,599       28,782
 United Asset Management Corp.                 2,938       68,676
 Value Line Inc.                               1,146       44,121
 +Vestcom International Inc.                     393        1,400
 Virginia Commonwealth Finance                   329        6,580
 +Wackenhut Corp.                              1,667       21,567
 Waddell & Reed Financial Inc. "A"             4,455      146,180
 +Waterside Capital Corp.                        530        3,511
 WFS Financial Inc.                            2,248       38,778
 +Wind River Systems Inc.                      3,498      132,487
 +Wit Soundview Group Inc.                     4,800       51,525
 Ziegler Companies Inc. (The)                    107        1,672
                                                       ----------
                                                        5,229,365
                                                       ----------

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index
Master Portfolio                          Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
Electric--1.98%
 Allegheny Energy Inc.                     6,678   $  182,810
 Alliant Energy Corp.                      4,851      126,126
 Avista Corp.                              3,199       55,783
 Black Hills Corp.                         1,365       30,798
 +Calpine Corp.                            7,804      513,113
 CH Energy Group Inc.                      1,056       35,838
 Cleco Corp.                               1,106       37,051
 CMP Group Inc.                            1,851       54,257
 Conectiv Inc.                             5,404       84,100
 DPL Inc.                                  8,804      193,138
 DQE Inc.                                  4,678      185,073
 +El Paso Electric Co.                     2,696       30,162
 Empire District Electric Co. (The)        2,461       54,296
 Energy East Corp.                         8,037      153,205
 Green Mountain Power Corp.                  236        1,947
 Hawaiian Electric Industries Inc.         1,934       63,459
 IDACorp Inc.                              1,982       63,919
 IPALCO Enterprises Inc.                   6,442      129,645
 Kansas City Power & Light Co.             3,569       80,302
 LG&E Energy Corp.                         8,302      198,210
 Madison Gas & Electric Co.                2,419       47,775
 Minnesota Power Inc.                      4,226       73,163
 Montana Power Co.                         6,824      240,973
 NiSource Inc.                             8,258      153,805
 Northeast Utilities                      10,402      226,244
 NorthWestern Corp.                        1,628       37,648
 NSTAR                                     4,422      179,920
 OGE Energy Corp.                          4,313       79,790
 Otter Tail Power Co.                      1,060       22,260
 +Plug Power Inc.                          2,500      156,250
 Potomac Electric Power Co.                7,203      180,075
 Public Service Company of New Mexico      2,469       38,115
 Puget Sound Energy Inc.                   6,983      148,825
 +Quanta Services Inc.                     3,175      174,625
 RGS Energy Group Inc.                     1,797       39,983
 SCANA Corp.                               6,992      168,682
 Sierra Pacific Resources Corp.            4,287       53,855
 St. Joseph Light & Power Co.                299        6,279
 TECO Energy Inc.                          7,901      158,514
 UniSource Energy Corp.                    4,342       65,130
 United Illuminating Co. (The)               841       36,794
 Utilicorp United Inc.                     6,035      119,946
 Western Resources Inc.                    4,046       62,713
 Wisconsin Energy Corp.                    7,257      143,779
 WPS Resources Corp.                       1,687       50,715
                                                   ----------
                                                    4,939,090
                                                   ----------
Electrical Components & Equipment--0.06%
 Hubbell Inc. "B"                          4,442      113,271
 +UCAR International Inc.                  2,812       36,732
                                                   ----------
                                                      150,003
                                                   ----------
Electronics--5.43%
 +Acme Electric Corp.                        500        4,312
 +Act Manufacturing Inc.                     734       34,085
 +Actel Corp.                              1,337       61,001

-------------------------------------------------------------
                                          Shares        Value
-------------------------------------------------------------
 +ADE Corp.                                1,586   $   30,332
 +Advanced Lighting Technologies Inc.      1,245       23,032
 +Aeroflex Inc.                            1,147       56,992
 +Aerosonic Corp.                            178        1,847
 +Alpha Industries Inc.                    2,414      106,367
 +Alpha Technologies Group Inc.              300        3,562
 +American Locker Group Inc.                 100          637
 +American Superconductor Corp.            2,066       99,684
 +American Xtal Technology Inc.            1,992       86,154
 AMETEK Inc.                               1,734       30,345
 +Amphenol Corp. "A"                       2,798      185,193
 +Anaren Microwave Inc.                      453       59,449
 +Anicom Inc.                              1,223        4,586
 +Applied Digital Solutions Inc.           3,900       13,162
 +Arrow Electronics Inc.                   5,978      185,318
 +Artesyn Technologies Inc.                2,290       63,691
 +Artisan Components Inc.                    998       10,853
 +ATMI Inc.                                1,590       73,935
 +Ault Inc.                                  200        1,325
 Avnet Inc.                                2,409      142,733
 AVX Corp.                                10,542      241,807
 +Axsys Technologies Inc.                  1,079       17,669
 Bairnco Corp.                               377        2,780
 Baldor Electric Co.                       1,856       34,568
 Barnes Group Inc.                           990       16,149
 +Bel Fuse Inc. "A"                          691       18,657
 +Benchmark Electronics Inc.               1,419       51,882
 +BOLDER Technologies Corp.                1,229        9,371
 Boston Acoustics Inc.                       184        2,024
 +BTU International Inc.                     400        4,800
 +Burr-Brown Corp.                         3,123      270,725
 C&D Technologies Inc.                     1,114       62,941
 +California Amplifier Inc.                1,100       50,325
 +Caliper Technologies Corp.               1,434       65,964
 +Catalina Lighting Inc.                     300        1,425
 +Catalyst Semiconductor Inc.              1,900       16,387
 +C-COR Electronics Inc.                   1,870       50,490
 +CellStar Corp.                           2,938        8,171
 +Ceradyne Inc.                            2,800       28,700
 +Cobalt Networks Inc.                     1,500       86,812
 +Concord Camera Corp.                     1,002       20,917
 Control Chief Holdings Inc.                 200          800
 +CP Clare Corp.                             700        5,119
 Craftmade International Inc.                278        1,876
 +Cree Inc.                                2,036      271,806
 CTS Corp.                                 1,416       63,720
 +Daktronics Inc.                          1,600       15,900
 Dallas Semiconductor Corp.                3,524      143,603
 +Data Critical Corp.                      1,800       23,400
 +DDi Corp.                                2,060       58,710
 +Diodes Inc.                                300       12,862
 +Dionex Corp.                             1,193       31,913
 +DuPont Photomasks Inc.                     884       60,554
 Eastern Co. (The)                           160        2,100
 EDO Corp.                                   296        1,868
 +8 X 8 Inc.                               1,983       23,796
 +Electric Fuel Corp.                      1,439       22,035
 +Electro Scientific Industries Inc.       1,418       62,436
 +EMCORE Corp.                               819       98,280
 +EMS Technologies Inc.                      920       16,560

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index
Master Portfolio                          Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 +Engineering Measurements Co.               200   $    1,600
 +ESS Technology Inc.                      2,518       36,511
 +Evans & Sutherland Computer Corp.          365        2,327
 +Exar Corp.                                 864       75,330
 +Fairchild Semiconductor Corp. "A"        4,800      194,400
 +Fiberstars Inc.                            300        2,850
 +Finisar Corp.                            9,600      251,400
 Franklin Electric Co. Inc.                  250       16,937
 +FSI International Inc.                   1,528       33,139
 +FuelCell Energy Inc.                       350       24,172
 +Genlyte Group Inc. (The)                   802       16,892
 +Gentex Corp.                             4,218      105,977
 +Genus Inc.                               1,400       11,462
 +GlobeSpan Inc.                           3,800      463,897
 +Graham Corp.                               200        1,525
 Harman International Industries Inc.        891       54,351
 +HEI Inc.                                 2,100       28,908
 Helix Technology Corp.                    1,197       46,683
 +Herley Industries Inc.                     236        4,454
 +hi/fn Inc.                               1,039       46,106
 Hughes Supply Inc.                        1,672       33,022
 +Hutchinson Technology Inc.               2,299       32,761
 +Hytek Microsystems Inc.                    700        5,884
 +Ibis Technology Corp.                    1,205       72,752
 +IFR Systems Inc.                         1,900        9,500
 +Illinois Superconductor Corp.            4,000       19,125
 +ImageX.com Inc.                          2,100       12,731
 Innovex Inc.                              1,644       16,029
 +Integrated Device Technology Inc.        6,081      364,100
 +Integrated Silicon
 Solution Inc.                             2,168       82,384
 +Interlink Electronics Inc.               1,350       56,531
 +inTEST Corp.                               300        4,462
 +Invision Technologies Inc.               1,939        8,483
 +Jabil Circuit Inc.                      10,778      534,858
 +Jason Inc.                               1,750       16,844
 +JMAR Technologies Inc.                   3,500       17,937
 +JNI Corp.                                1,100       34,787
 +JPM Company (The)                          360        1,980
 +Juno Lighting Inc.                          48          288
 +KEMET Corp.                              5,108      128,019
 +Kent Electronics Corp.                   1,550       46,209
 +Koss Corp.                                 400        6,350
 +Lamson & Sessions Co.                      801       12,265
 +Littelfuse Inc.                          1,208       59,192
 +Lowrance Electronics Inc.                1,700        6,375
 LSI Industries Inc.                         856       13,001
 +Mackie Designs Inc.                        561        3,787
 +Manufacturers Services Ltd.              5,596      115,068
 +Mattson Technology Inc.                    853       27,722
 +Maxwell Technologies Inc.                1,112       15,012
 +Measurements Specialties Inc.              300       11,512
 +MedicaLogic Inc.                         5,227       48,350
 +Mercury Computer
 Systems Inc.                              1,444       46,659
 +Merix Corp.                                500       23,500
 Methode Electronics Inc. "A"              2,190       84,589
 +Metrologic Instruments Inc.                241        3,555

-------------------------------------------------------------
                                          Shares        Value
-------------------------------------------------------------
 +Micrel Inc.                              5,368   $  233,172
 +Micro Linear Corp.                         810        5,670
 +Microchip Technology Inc.                4,845      282,297
 +Microsemi Corp.                            617       20,939
 +Microvision Inc.                           572       28,028
 +MIPS Technologies Inc. "A"                 967       41,097
 +MKS Instruments Inc.                     1,300       50,862
 +MMC Networks Inc.                        1,744       93,195
 +MRV Communications Inc.                  3,564      239,679
 Nashua Corp.                                283        2,335
 +Netro Corp.                              3,300      189,337
 +NETsilicon Inc.                          1,000       32,750
 +Nu Horizons Electronics Corp.              710       18,904
 +Nucentrix Broadband Networks Inc.          700       17,850
 +Oak Technology Inc.                      2,900       62,531
 OPTi Inc.                                   683        3,500
 +OSI Systems Inc.                         2,134       17,005
 +OYO Geospace Corp.                       1,100       22,000
 +Paradyne Networks Inc.                   1,700       55,356
 +Parlex Corp.                               600       25,275
 +PCD Inc.                                 2,410       18,715
 +Photon Dynamics Inc.                       800       59,750
 +Photronics Inc.                          1,547       43,896
 +Pinnacle Holdings Inc.                   2,900      156,600
 +Pinnacle Systems Inc.                    2,668       59,988
 Pioneer-Standard
 Electronics Inc.                          1,571       23,172
 +Plexus Corp.                               980      110,740
 +PLX Technology Inc.                      2,400       99,600
 +Powell Industries Inc.                   2,791       27,212
 +Power Integrations Inc.                  1,512       35,626
 +Power-One Inc.                           1,845      210,215
 +Printtrak International Inc.               508        4,508
 +QuickLogic Corp.                         2,100       46,725
 Quixote Corp.                               292        4,380
 +Ramtron International Corp.              2,640       51,810
 +Rayovac Corp.                            1,729       38,686
 +Recoton Corp.                            1,331       13,892
 +REMEC Inc.                               1,734       72,611
 +Reptron Electronics Inc.                 2,200       25,712
 +Research Frontiers Inc.                    704       21,120
 +Research Inc.                            3,200       20,000
 Richardson Electronics Ltd.                 481        7,726
 +Robinson Nugent Inc.                     2,200       27,500
 +Rogers Corp.                               962       33,670
 +Rudolph Technologies Inc.                1,617       62,659
 +Sanmina Corp.                                1           68
 +SBS Technologies Inc.                      315       11,635
 +SCI Systems Inc.                         9,274      363,425
 Scientific Technologies Inc.                430        2,446
 +Semtech Corp.                            1,718      131,400
 +Sensar Corp.                             1,600       38,000
 +Sensormatic Electronics Corp.            4,251       67,219
 +Sheldahl Inc.                              484        2,632
 +Sigmatron International Inc.               200          750
 +Signal Technology Corp.                  1,900       47,500
 +Silicon Image Inc.                       1,500       74,812
 +Silicon Storage Technology               1,729      152,692
 +Silicon Valley Group Inc.                1,768       45,747
 +Siliconix Inc.                           1,701      114,817
 +SIPEX Corp.                              1,160       32,117
 SL Industries Inc.                          253        2,467

June 30, 2000 (Unaudited)

------------------------------------------------------------------
Extended Index
Master Portfolio                               Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 SLI Inc.                                       3,499   $   42,425
 +Somera Communications Inc.                    5,500       74,937
 +Sparton Corp.                                   350        1,444
 +Spectra-Physics Lasers Inc.                     896       62,664
 +Spectrum Control Inc.                           490        6,676
 +Spire Corp.                                   2,000       11,875
 +SRS Labs Inc.                                 1,021        9,444
 +Superconductor Technologies Inc.              1,800       70,762
 +Supertex Inc.                                 1,142       57,385
 +Surge Components Inc.                         1,900        8,995
 Symbol Technologies Inc.                       8,481      457,974
 TB Woods Corp.                                   261        2,708
 Tech/Ops Sevcon Inc.                             139        1,216
 Technitrol Inc.                                  923       89,416
 +Tech-Sym Corp.                                  223        6,272
 +Telcom Semiconductor Inc.                     1,947       78,610
 +Therma-Wave Inc.                              1,015       22,647
 +Thermo Ecotek Corp.                           4,607       43,191
 +Thermo Instrument Systems Inc.                7,534      141,262
 Thomas Industries Inc.                         1,910       33,783
 +3Dfx Interactive Inc.                         3,954       30,767
 +Three-Five Systems Inc.                       1,045       61,655
 +Trans-Industries Inc.                         1,300        6,012
 +TranSwitch Corp.                              2,433      187,797
 +Trident Microsystems Inc.                       577        5,193
 +Trimble Navigation Ltd.                       1,915       93,476
 +Triumph Group Inc.                              515       14,356
 +U.S. Wireless Corp.                           1,100       23,512
 +Universal Display Corp.                       1,200       35,625
 +Universal Electronics Inc.                    1,278       31,391
 +Valence Technology Inc.                       3,746       69,067
 +Varian Inc.                                   1,630       75,184
 +Viasystems Group Inc.                         2,829       45,794
 +Vicor Corp.                                   2,475       86,161
 +Viisage Technology Inc.                         900        2,644
 +Virata Corp.                                  3,000      178,875
 +Vishay Intertechnology Inc.                   7,624      289,236
 +Waters Corp.                                  3,994      498,501
 Watts Industries Inc. "A"                      3,201       40,413
 +WESCO International Inc.                      3,100       29,644
 Woodhead Industries Inc.                       1,106       20,184
 +Zoran Corp.                                     672       44,310
                                                        ----------
                                                        13,552,546
                                                        ----------
Energy & Related--0.23%
 +Global Industries Ltd.                        5,078       95,847
 +Newpark Resources Inc.                        6,968       65,760
 Santa Fe International Corp.                   7,534      263,219
 +Veritas Inc.                                  2,322       60,372
 Vintage Petroleum Inc.                         3,458       78,021
                                                        ----------
                                                           563,219
                                                        ----------
Engineering & Construction--0.04%
 Foster Wheeler Corp.                           2,400       20,700
 Granite Construction Inc.                      1,436       35,182
 +Jacobs Engineering
 Group Inc.                                     1,343       43,899
                                                        ----------
                                                            99,781
                                                        ----------

------------------------------------------------------------------
                                               Shares        Value
------------------------------------------------------------------
Entertainment--1.15%
 Allen Organ Co. "B"                              171   $    9,832
 +AMC Entertainment Inc.                        3,050       14,869
 +Anchor Gaming                                   739       35,426
 +Argosy Gaming Co.                             2,403       34,543
 +Avid Technology Inc.                          3,196       38,352
 +barnesandnoble.com Inc.                       2,900       18,941
 +Boca Resorts Inc. "A"                         2,661       26,277
 +Boyd Gaming Corp.                             6,380       35,489
 +Brass Eagle Inc.                                200        1,000
 +Carmike Cinemas Inc. "A"                        419        1,624
 +Championship Auto Racing Teams Inc.           1,178       30,039
 +Cheap Tickets Inc.                            2,400       28,800
 Churchill Downs Inc.                           1,277       29,850
 +Clark (Dick) Productions Inc.                   339        3,983
 +Coastcast Corp.                                 357        6,292
 CPI Corp.                                        569       12,020
 +Craig Corp.                                   1,000        3,875
 +Direct Focus Inc.                               800       39,200
 Dover Downs Entertainment Inc.                 2,390       33,460
 Ellett Brothers Inc.                             200          700
 +Escalade Inc.                                   139        2,380
 +Expedia Inc. "A"                              2,100       31,106
 +Family Golf Centers Inc.                        952          219
 +Fotoball USA Inc.                             2,400        9,600
 +garden.com Inc.                               1,000        2,375
 Gaylord Entertainment
 Co. "A"                                        1,767       37,990
 +GetThere.com Inc.                             3,987       42,113
 +GTECH Holdings Corp.                          1,846       41,881
 +Hollywood Casino Corp. "A"                    2,500       17,500
 +Hollywood Entertainment Corp.                 4,293       33,807
 +Image Entertainment Inc.                        599        2,209
 +International Game Technology Inc.            5,021      133,056
 International Speedway Corp. "A"               3,538      146,385
 +Jackpot Enterprises Inc.                        385        4,861
 +Jakks Pacific Inc.                            1,328       19,588
 +K2 Inc.                                       1,911       15,885
 +Lakes Gaming Inc.                               389        3,452
 +Laser-Pacific Media Corp.                       500        2,344
 +Liquid Audio Inc.                             2,300       21,778
 +Macrovision Corp.                             2,560      163,640
 +Mandalay Resort Group Inc.                    5,356      107,120
 +Martha Stewart Living Omnimedia Inc. "A"      1,500       33,000
 +Metro-Goldwyn-Mayer Inc.                     12,240      319,770
 MGM Grand Inc.                                 7,282      233,934
 +Mikohn Gaming Corp.                             500        3,969
 +Park Place Entertainment Corp.               17,847      217,510
 +Penn National Gaming Inc.                     1,743       23,748
 +Pinnacle Entertainment Inc.                   1,651       32,091
 +Premier Parks Inc.                            4,174       94,958
 +Rawlings Sporting Goods Co.                     287        1,865
 +Rentrak Corp.                                   300        1,106
 +Resortquest International Inc.                2,354       12,064
 +SFX Entertainment Inc. "A"                    3,602      163,216
 +Speedway Motorsports Inc.                     2,456       56,488
 +Sport Supply Group Inc.                         331        1,531

June 30, 2000 (Unaudited)

-----------------------------------------------------------------------
Extended Index
Master Portfolio                                    Shares        Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
 +Steinway Musical Instruments Inc.                    825   $   13,612
 +Ticketmaster Online-CitySearch Inc. "B"            2,013       32,082
 +Trimark Holdings Inc.                              1,000        7,937
 +United Leisure Corp.                               1,400        9,800
 +Vail Resorts Inc.                                  2,910       47,469
 +Westwood One Inc.                                  7,086      241,810
 +WMS Industries Inc.                                3,102       47,887
 +World Wrestling Federation Entertainment Inc.      1,200       24,975
                                                             ----------
                                                              2,864,683
                                                             ----------
Environmental Control--0.13%
 +Crown Andersen Inc.                                  100          487
 +GZA GeoEnvironmental Technologies Inc.               400        2,500
 +IT Group Inc.                                      2,512       12,246
 +Layne Christensen Co.                                520        2,340
 +MFRI Inc.                                            300        1,125
 +MPM Technologies Inc.                              1,900       11,400
 +New Horizons
 Worldwide Inc.                                        909       21,114
 +Republic Services Inc. "A"                        11,167      178,672
 Sevenson Environmental Services Inc.                  200        2,200
 +Stericycle Inc.                                    1,400       33,600
 +Strategic Diagnostic Inc.                          1,700        9,456
 +Synagro Technologies Inc.                          1,600        5,900
 +Tetra Technologies Inc.                              599        8,498
 +TRC Companies Inc.                                   500        5,750
 +U S Liquids Inc.                                     754        4,147
 +Waste Industries Inc.                              1,593       17,125
                                                             ----------
                                                                316,560
                                                             ----------
Food--1.20%
 +American Italian Pasta Co.                         1,509       31,217
 Applebee's International Inc.                       1,743       52,835
 +Arden Group Inc.                                     320       12,500
 +Ark Restaurants Corp.                                800        6,200
 +Benihana Inc.                                        272        3,638
 +Buca Inc.                                            800       12,500
 +Buffetts Inc.                                      3,113       39,496
 +CEC Entertainment Inc.                             1,609       41,231
 +Champps Entertainment Inc.                           519        2,790
 +Chart House Enterprises Inc.                         526        2,893
 +Cheesecake Factory (The)                           2,383       65,532
 +Consolidated Products Inc.                         3,489       31,401
 Corn Products
 International Inc.                                  2,303       61,029
 Dean Foods Co.                                      2,260       71,614
 Delhaize America Inc. "A"                           9,803      173,391
 Dole Food Co.                                       2,850       46,669
 Earthgrains Company (The)                           2,723       52,928
 +ELXSI Corp.                                          700        7,744
 Flanigan's Enterprises Inc.                           200          850
 Fleming Companies Inc.                              1,711       22,350
 Flowers Industries Inc.                             5,766      114,960
 +Foodarama Supermarkets Inc.                          100        2,394
 +Friendly Ice Cream Corp.                             433        2,192
 Frisch's Restaurants Inc.                             268        2,814
 +Garden Fresh Restaurant Corp.                        251        2,620

-----------------------------------------------------------------------
                                                    Shares        Value
-----------------------------------------------------------------------
 +Hain Celestial Group Inc.                          1,889   $   69,303
 Hannaford Brothers Co.                              2,491      179,041
 +Homeland Holding Corp.                               900        3,375
 Hormel Foods Corp.                                  8,986      151,077
 IBP Inc.                                            7,053      108,881
 +ICH Corporation                                    1,000        5,500
 +IHOP Corp.                                         1,582       26,498
 +Il Fornaio (America) Corp.                           200        1,700
 +International Home
 Foods Inc.                                          4,165       87,205
 Interstate Bakeries Corp.                           5,520       77,280
 +Jack in the Box Inc.                               2,251       55,431
 Keebler Foods Co.                                   4,861      180,465
 Lance Inc.                                          1,641       14,769
 Landry's Seafood Restaurants                        1,119        9,511
 Marsh Supermarkets Inc. "B"                           911        9,110
 McCormick & Co. Inc.                                3,952      128,440
 Michael Foods Inc.                                  1,348       33,026
 Morrison Management Specialist Inc.                   929       26,186
 +Morton's Restaurant
 Group Inc.                                            241        5,181
 Nabisco Holdings Corp.                              2,799      146,947
 Northland Cranberries "A"                           2,127        8,242
 +O'Charleys Inc.                                    1,368       18,639
 +P.F. Chang's China Bistro Inc.                       753       24,049
 +Panera Bread Co. "A"                                 538        5,447
 +Papa John's International Inc.                     1,821       44,614
 +PJ America Inc.                                      511        4,982
 +Rare Hospitality International Inc.                1,045       29,521
 +Roadhouse Grill Inc.                                 400        1,825
 +Rocky Mountain Chocolate Factory Inc.                300        1,425
 Ruddick Corp.                                       2,487       29,378
 +Schlotzsky's Inc.                                    972        5,528
 Schultz Sav O Stores Inc.                             742        7,698
 Seaway Food Town Inc.                                 645       10,804
 Smucker (J.M.) Co. "A"                              1,503       28,933
 +Sonic Corp.                                        1,751       51,436
 +Suiza Foods Corp.                                  1,866       91,201
 +Taco Cabana "A"                                      502        3,326
 Tootsie Roll Industries Inc.                        1,746       61,110
 Tyson Foods Inc. "A"                               14,742      128,992
 +United Heritage Corp.                              6,360       18,285
 Universal Foods Corp.                               2,590       47,915
 +Uno Restaurant Corp.                                 508        5,429
 +ViCorp Restaurants Inc.                              334        6,095
 +Village Super Market Inc. "A"                        300        3,712
 Weis Markets Inc.                                   2,368       77,552
 +Whole Foods Market Inc.                            1,579       65,232
 +Wild Oats Markets Inc.                             1,476       18,542
                                                             ----------
                                                              2,982,626
                                                             ----------
Forest Products & Paper--0.35%
 Associated Materials Inc.                             406        6,090
 Bowater Inc.                                        3,015      133,037
 +Buckeye Technologies Inc.                          1,702       37,338
 +Building Materials Holdings Corp.                    566        4,988
 Caraustar Industries Inc.                           1,920       29,040
 Chesapeake Corp.                                    1,059       31,373

June 30, 2000 (Unaudited)

---------------------------------------------------------------
Extended Index
Master Portfolio                            Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 Consolidated Papers Inc.                    5,646   $  206,432
 +Drew Industries Inc.                         505        3,977
 +Fibermark Inc.                               286        3,539
 +Gaylord Container "A"                      5,383       14,467
 Georgia-Pacific (Timber Group)              5,707      123,414
 Glatfelter (P.H.) Co.                       2,081       21,200
 Hunt Corp.                                    411        4,264
 +Impreso.com Inc.                             300        1,200
 +Ivex Packaging Corp.                       2,336       25,988
 Liberty Homes Inc. "A"                        200        1,225
 Patrick Industries Inc.                       216        1,350
 +Playtex Products Inc.                      3,799       42,976
 Pope & Talbot Inc.                          1,097       17,552
 Republic Group Inc.                           533        4,797
 Schweitzer-Mauduit International Inc.         702        8,775
 +Simpson Manufacturing
 Co. Inc.                                      717       34,282
 +United Stationers Inc.                     2,546       82,427
 Wausau-Mosinee Paper Corp.                  3,433       29,395
                                                     ----------
                                                        869,126
                                                     ----------
Gas--0.21%
 AGL Resources Inc.                          2,957       47,127
 KeySpan Corp.                               8,163      251,012
 MCN Energy Group Inc.                       5,644      120,641
 Vectren Corporation                         3,387       58,426
 Washington Gas Light Co.                    1,844       44,371
                                                     ----------
                                                        521,577
                                                     ----------
Hand / Machine Tools--0.10%
 Kennametal Inc.                             1,536       32,928
 +SPX Corp.                                  1,868      225,911
                                                     ----------
                                                        258,839
                                                     ----------
Health Care--3.75%
 +Abiomed Inc.                                 886       27,244
 +Accredo Health Inc.                          750       25,922
 +Acuson Corp.                               2,827       38,164
 +ADAC Laboratories Inc.                     1,596       38,304
 +Advanced Energy Industries Inc.            1,493       87,994
 +Advanced Neuromodulation Systems Inc.        342        5,729
 +Advanced Tissue Sciences Inc.              3,800       30,519
 +Aetrium Inc.                                 428        2,461
 +Albany Molecular Research Inc.             1,600       87,100
 +Alcide Corp.                                 100        1,750
 +Allscripts Inc.                            1,600       36,800
 Amcast Industrial Corp.                       339        2,966
 +America Service Group Inc.                   300        6,150
 +American Dental Partners Inc.                932        6,524
 +American Science & Engineering Inc.          315        1,733
 +AmeriPath Inc.                             1,973       17,510
 +Amsurg Inc. "A"                              451        2,424
 Analogic Corp.                              1,366       54,640
 +Apria Healthcare Group Inc.                3,016       36,946
 +Aradigm Corp.                              1,348       23,590
 Arrow International Inc.                    1,139       38,157

---------------------------------------------------------------
                                            Shares        Value
---------------------------------------------------------------
 +Arthocare Corp.                              630   $   33,548
 +Aspect Medical Systems Inc.                1,667       45,009
 +AVAX Technologies Inc.                     2,000       18,125
 +Avigen Inc.                                1,500       65,813
 +Bacou USA Inc.                             1,487       29,740
 Badger Meter Inc.                             112        2,828
 Baxter International Inc.                     121        8,521
 Beckman Coulter Inc.                        1,579       92,174
 +BioMarin Pharmaceutical Inc.               1,800       30,600
 +Bio-Rad Laboratories Inc. "A"                758       18,950
 +Biosite Diagnostics Inc.                     977       47,079
 +BioSource International Inc.               2,500       55,625
 Block Drug Co. Inc. "A"                     1,152       48,744
 +BriteSmile Inc.                            1,500        6,750
 +CardioDynamics International Corp.         2,800       17,588
 +Caredata.com Inc.                          2,800        4,725
 +Cerus Corp.                                2,047      104,781
 +ChromaVision Medical Systems Inc.          2,036       26,850
 +Chronimed Inc.                               546        4,027
 +Closure Medical Corp.                      1,294       29,762
 +Coherent Inc.                              1,360      114,070
 +Cohesion Technologies Inc.                   586        6,922
 Cohu Inc.                                   1,218       32,848
 Cole National Corp.                           658        4,606
 +Colorado Medtech Inc.                        474        2,992
 +Computer Motion Inc.                       1,959       16,162
 +Conmed Corp.                               1,177       30,455
 Cooper Companies Inc.                       1,467       53,362
 +Core Inc.                                    350        2,384
 +Covance Inc.                               3,005       26,482
 +Coventry Health Care Inc.                  5,632       75,064
 +Creative BioMolecules Inc.                 3,500       49,000
 +Credence Systems Corp.                     3,342      184,437
 +CRYO-CELL International Inc.                 400        2,500
 +Cryolife Inc.                              1,167       26,841
 +Cuno Inc.                                  1,796       41,533
 +Curative Health Services Inc.                470        2,835
 +Cyber-Care Inc.                            5,200       51,756
 +Cyberonics                                 1,143       13,716
 +Cygnus Inc.                                2,359       33,616
 +Cymer Inc.                                 1,613       77,021
 Datascope Corp.                               978       35,208
 +DataTRAK International Inc.                1,587        7,637
 +Daxor Corp.                                  213        2,370
 +Del Global Technologies Corp.                340        3,304
 Diagnostic Prods Corp.                      1,017       32,544
 +Diametrics Medical Inc.                    1,962       11,098
 +Dianon Systems Inc.                          303        7,651
 +Dynacq International Inc.                  1,000        7,750
 +Eclipse Surgical Technologies Inc.         2,404       10,518
 +Edwards Lifesciences Corp.                 3,700       70,763
 +Embrex Inc.                                  500        6,875
 +ENDOcare Inc.                                600       12,150
 +Endosonics Corp.                           2,243       12,617
 +Energy Conversion Devices Inc.             1,263       32,049
 +Environmental Tectonics Corp.                374        3,366
 +Enzo Biochem Inc.                          1,518      104,742

June 30, 2000 (Unaudited)

---------------------------------------------------------------
Extended Index
Master Portfolio                            Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 +Enzon Inc.                                 2,084   $   88,570
 +Epimmune Inc.                              2,000       12,750
 +Epitope Inc.                               1,601       22,014
 +Esterline Corp.                              775       11,528
 +Exactech Inc.                                319        5,084
 +Excel Technology Inc.                        606       30,489
 +Express Scripts Inc. "A"                   2,204      136,924
 +E-Z-Em Inc. "A"                              650        4,144
 +FEI Co.                                    1,469       44,805
 +Foundation Health Systems                  7,267       94,471
 Frequency Electronics Inc.                    343        9,818
 +Genrad Inc.                                1,997       17,973
 +Gliatech Inc.                                945       19,136
 +Haemonetics Corp.                          1,692       35,532
 +Hanger Orthopedic Group Inc.                 913        4,508
 +Health Management Associates Inc. "A"     15,437      201,646
 +Health Systems Design Corp.                2,300        8,338
 +Healthcentral.com                          3,238        9,714
 Hillenbrand Industries Inc.                 3,895      121,962
 +Hologic Inc.                               1,793       12,103
 Hooper Holmes Inc.                          3,918       31,344
 +Human Genome Sciences Inc.                 3,406      454,275
 +ICU Medical Inc.                             396       10,692
 +IDEXX Laboratories Inc.                    2,329       53,276
 +IGEN International Inc.                    1,785       29,564
 +II-VI Inc.                                   306       14,803
 +Immunomedics Inc.                          2,193       53,729
 +Impath Inc.                                  912       49,476
 +INAMED Corp.                               1,100       40,288
 +InSight Health Services Corp.              1,500        9,750
 +Integra Lifesciences Corp.                 2,000       19,875
 +Interpore International                      627        6,074
 Invacare Corp.                              2,037       53,471
 +Inverness Medical Technology Inc.          2,500       22,500
 +Invitrogen Corp.                           1,200       90,244
 +Invivo Corp.                                 246        2,706
 +Ionics Inc.                                1,620       49,613
 +IRIDEX Corp.                                 500        6,375
 +Isolyser Co. Inc.                          2,500        8,594
 +I-Stat Corp.                               1,362       23,750
 +Kensey Nash Corp.                            333        3,705
 +Kopin Corp.                                1,800      124,650
 +K-Tron International Inc.                    234        3,627
 +Laboratory Corp. of America Holdings         840       64,785
 +Lasersight Inc.                            1,588        6,054
 +LifeCell Corp.                               600        3,825
 +Lifemark Corp.                             2,000       12,000
 +LifePoint Hospitals Inc.                   3,000       66,750
 +Lincare Holdings Inc.                      3,204       78,899
 +LTX Corp.                                  3,108      108,586
 +Luminex Corp.                              2,140       89,078
 +Lunar Corp.                                  384        6,432
 +Matria Healthcare Inc.                     3,442       15,812
 +Meade Instruments Corp.                    1,580       39,698
 +Mechanical Technology Inc.                 1,914       28,710
 +Med-Design Corp. (The)                       600        6,900

---------------------------------------------------------------
                                            Shares        Value
---------------------------------------------------------------
 +Mediware Information Systems Inc.            200   $    1,300
 +Medstone International Inc.                  300        1,725
 +MEDTOX Scientific Inc.                       200        2,000
 +Medwave Inc.                               1,841       13,117
 Mentor Corp.                                1,484       40,346
 +Meridian Medical Technologies Inc.           200        2,250
 +Merit Medical Systems Inc.                   400        2,600
 +Mesa Laboratories Inc.                     2,400       13,200
 +Micro Therapeutics Inc.                    1,700        8,713
 +Mid Atlantic Medical Services Inc.         5,020       67,770
 Mine Safety Appliances                        963       23,112
 +Minimed Inc.                               2,006      236,708
 Minntech Corp.                                301        2,032
 +Misonix Inc.                                 400        3,175
 +Molecular Devices Corp.                      548       37,915
 MTS Systems Corp.                           2,185       13,656
 +Nanometrics Inc.                             888       36,575
 +National Dentex Corp.                        656       11,070
 +Neogen Corp.                               1,300        8,125
 Newport Corp.                               1,605      172,337
 +NMT Medical Inc.                             475        1,425
 +Novamed Eyecare Inc.                       2,500       22,031
 +Novametrix Medical Systems Inc.              400        2,400
 +Novavax Inc.                               2,800       20,475
 +Novoste Corp.                                894       54,534
 +Oakley Inc.                                4,562       52,463
 +Ocular Sciences Inc.                       2,303       27,060
 +Oratec Interventions Inc.                  1,431       47,760
 +Ortec Inernational Inc.                    1,863       17,931
 +Orthodontic Centers of America             2,838       64,210
 +Orthologic Corp.                           2,133       10,532
 +Osmonics Inc.                                516        4,773
 +Osteotech Inc.                             1,297       13,619
 +Oxford Health Plans Inc.                   4,796      114,205
 +PacifiCare Health Systems Inc. "A"         2,536      152,636
 +Palatin Technologies Inc.                  1,800       12,600
 +Pediatrix Medical Group Inc.               1,783       20,727
 +PharmaNetics Inc.                            400        7,950
 PMR Corp.                                     312          995
 +Polymedica Industries Inc.                   800       34,600
 +PPT Vision Inc.                              200        1,025
 +Prime Medical Service Inc.                 1,859       14,407
 +Protocol Systems Inc.                        372        5,929
 +Province Healthcare Co.                    1,579       57,041
 +PRWW Ltd.                                    900       12,488
 Psychemedics Corp.                          2,416       12,533
 +Quality Systems Inc.                         200        1,500
 +Quest Diagnostics Inc.                     3,036      217,264
 +Quorum Health Group Inc.                   4,829       49,799
 +Rehabcare Corp.                              678       18,476
 +Renal Care Group Inc.                      3,513       85,904
 +Resmed Inc.                                1,712       45,796
 +Respironics Inc.                           3,513       63,234
 +Ribozyme Pharmaceuticals Inc.              1,900       49,044
 +Robotic Vision Systems Inc.                2,513       45,234
 +Rochester Medical Corp.                      238        1,993
 +Rofin-Sinar Technologies Inc.                524        6,550

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index
Master Portfolio                              Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 Roper Industries Inc.                         1,699   $   43,537
 +Satcon Technology Corp.                        703       17,970
 +SciQuest.com Inc.                            2,905       33,226
 +Sola International Inc.                      2,813       13,713
 +Sonosite Inc.                                  620       17,864
 +Spacelabs Medical Inc.                         947       10,654
 +Spectranetics Corp.                          2,155       10,640
 +SPECTRASCIENCE Inc.                          2,000       13,000
 +SpectRx Inc.                                   300        3,150
 +Staar Surgical Co.                             596        6,668
 Starrett (LS) Co. "A"                           192        3,360
 +Sterile Recoveries Inc.                        953        7,386
 +Steris Corp.                                 4,554       40,417
 Stryker Corp.                                12,228      534,975
 +Summit Technology Inc.                       5,638      106,417
 +Sunrise Assisted Living Inc.                 2,350       43,475
 +Sunrise Medical Inc.                         3,118       15,200
 +Sunrise Technologies International Inc.      4,043       40,430
 +Syncor International Corp.                   1,391      100,152
 +Techne Corp.                                 1,096      142,480
 +Theragenics Corp.                            2,984       25,551
 +Thermedics Inc.                              2,957       29,385
 +Thermo Cardiosystems Inc.                    2,622       26,220
 +Thoratec Labs Corp.                          1,851       29,963
 +Total Renal Care Holdings                    4,621       27,726
 +Triad Hospitals Inc.                         2,200       53,213
 +Trigon Healthcare Inc.                       2,992      154,275
 +TriPath Imaging Inc.                         2,379       14,646
 +U.S. Physical Therapy Inc.                   1,200       12,900
 United-Guardian Inc.                            400        1,850
 +Universal Health Services                    1,765      116,490
 +Urologix Inc.                                2,400        9,750
 +Utah Medical Products Inc.                     319        2,173
 +Valentis Inc.                                2,176       25,568
 +Varian Medical Systems Inc.                  2,230       87,249
 +Veeco Instruments Inc.                       1,389      101,744
 +Ventana Medical Systems Inc.                   793       18,636
 +Veterinary Centers of America Inc.           1,826       25,108
 +VISX Inc.                                    3,320       93,168
 +Wesley Jessen VisionCare Inc.                1,160       43,573
 X-Rite Inc.                                   1,981       18,077
 +Young Innovations Inc.                         903       16,141
 +ZEVEX International Inc.                       300        1,594
 +Zoll Medical Corp.                             477       23,373
 +Zygo Corp.                                     911       82,730
                                                       ----------
                                                        9,369,215
                                                       ----------
Heavy Construction--0.08%
 +AMREP Corporation                              500        2,813
 +Anthony & Sylvan Pools Corp.                   243        1,891
 +Del Webb Corp.                               1,508       23,091
 +Fairfield Communities Inc.                   3,954       31,138
 +Hovnanian Enterprises Inc. "A"               1,300        7,800
 Lennar Corp.                                  4,950      100,238
 M/I Schottenstein Homes Inc.                    325        5,119
 McGrath RentCorp.                               916       15,572
 +Morrison Knudsen Corp.                       2,689       19,495
 +UNIFAB International Inc.                      300        2,475
                                                       ----------
                                                          209,632
                                                       ----------

-----------------------------------------------------------------
                                              Shares        Value
-----------------------------------------------------------------
Holding Companies--Diversified--2.00%
 +Berkshire Hathaway Inc. "A"                     93   $5,003,400
                                                       ----------
Home Builders--0.08%
 +Champion Enterprises Inc.                    5,252       25,604
 Clayton Homes Inc.                           11,705       93,640
 Fleetwood Enterprises Inc.                    3,500       49,875
 Skyline Corp.                                   741       15,932
 +William Lyon Homes                             700        4,638
                                                       ----------
                                                          189,689
                                                       ----------
Home Furnishings--0.41%
 +Applica Inc.                                 2,214       25,046
 Bassett Furniture Industries Inc.             1,279       16,147
 +Beazer Homes USA Inc.                          831       15,166
 Bush Industries "A"                             380        6,080
 +Chromcraft Revington Inc.                      402        4,673
 D.R. Horton Inc.                              4,088       55,444
 +Dominion Homes Inc.                          1,300        7,556
 Donnelly Corp.                                1,171       15,223
 Engle Homes Inc.                                411        3,930
 Ethan Allen Interiors Inc.                    3,049       73,176
 Falcon Products Inc.                            334        3,173
 Flexsteel Industries Inc.                       252        3,087
 +Fossil Inc.                                  2,004       38,953
 +Furniture Brands International Inc.          2,620       39,628
 +Helen of Troy Ltd.                           2,599       14,538
 +Jore Corporation                             1,000        5,438
 Kimball International Inc. "B"                1,920       28,320
 Knape & Vogt Manufacturing Co.                  234        3,569
 +Landec Corp.                                 1,973       10,728
 +Lazare Kaplan International Inc.               379        3,032
 La-Z-Boy Chair Co.                            3,606       50,484
 Lennox International Inc.                     3,521       46,653
 Libbey Inc.                                   1,773       56,958
 M.D.C Holdings Inc.                           1,720       32,035
 +Media Arts Group Inc.                        2,281        9,267
 +Meritage Corp.                                 338        3,612
 Mikasa Inc.                                     669        6,481
 +Mity Lite Inc.                                 219        2,902
 Movado Group Inc.                               578        6,936
 +Newmark Homes Corp.                          1,914       12,321
 +Nobility Homes Inc.                            219        1,095
 +NVR Inc.                                       481       27,417
 Oneida Ltd.                                   1,947       34,559
 +Palm Harbor Homes Inc.                       2,363       34,264
 +Rexhall Industries Inc.                        315        1,595
 Rowe Furniture Corp.                            499        1,902
 +Royal Appliance Manufacturing Co.              894        5,085
 Ryland Group Inc.                             1,557       34,449
 +Salton/Maxim Corp.                           1,283       47,311
 +Schuler Homes Inc.                             741        4,539
 +SMC Corp.                                      300          938
 Standard-Pacific Corp.                        3,026       30,260
 +Stanley Furniture Co. Inc.                     264        5,808
 Steelcase Inc.                                1,929       32,793
 +Toll Brothers Inc.                           1,954       40,057
 +Trex Co. Inc.                                1,300       65,000
 Virco Manufacturing Corp.                     1,201       15,613
 Walter Industries Inc.                        3,486       39,871
 +Washington Homes Inc.                          500        3,000
                                                       ----------
                                                        1,026,112
                                                       ----------

June 30, 2000 (Unaudited)

-------------------------------------------------------------------
Extended Index
Master Portfolio                                Shares        Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
Household Products/Wares--0.12%
 Blyth Industries Inc.                           2,800   $   82,600
 +Day Runner Inc.                                    1            1
 Dial Corp.                                      5,917       61,389
 Enesco Group Inc.                               1,702        8,085
 Ennis Business Forms Inc.                         599        4,792
 Harland (John H.) Co.                           1,387       20,718
 National Presto Industries Inc.                   571       17,558
 Pennzoil-Quaker State Co.                       4,777       57,623
 Standard Register Co.                           1,528       21,774
 Wallace Computer Services Inc.                  2,335       23,058
                                                         ----------
                                                            297,598
                                                         ----------
Industrial--Diversified--0.09%
 +Ag Services of America Inc.                      733       11,178
 American Biltrite Inc.                            134        1,725
 Aztec Manufacturing Co.                           800       13,000
 +Identix Inc.                                   1,933       30,324
 +Interlott Technologies Inc.                      400        2,500
 +Koala Corp.                                      454        6,413
 Oil Dri Corp. of America                          266        2,394
 +Publicard Inc.                                 1,690        5,545
 Russ Berrie & Co. Inc.                          1,994       38,385
 Scope Industries                                  100        4,475
 +Shuffle Master Inc.                              400        5,750
 +Symyx Technologies Inc.                        1,700       72,436
 +Thermwood Corp.                                  200        1,125
 York Group Inc.                                 1,499        5,996
 +Zomax Optical Media Inc.                       1,456       19,110
                                                         ----------
                                                            220,356
                                                         ----------
Insurance--2.69%
 +Acceptance Insurance Companies Inc.              641        3,205
 Alfa Corp.                                      1,928       33,740
 +Allcity Insurance Co.                            500        3,500
 +Alleghany Corp.                                  435       73,080
 Allmerica Financial Corp.                       3,600      188,550
 AMBAC Financial Group Inc.                      4,118      225,718
 American Financial Group Inc.                   3,332       82,675
 American National Insurance Co.                 1,984      101,184
 Amerus Life Holdings Inc.                       2,849       58,761
 Amwest Insurance Group Inc.                       907        4,308
 Argonaut Group Inc.                             1,075       18,409
 +Arm Financial Group Inc. "A"                   1,057           11
 AXA Financial Inc. ADR                         27,666      940,644
 Baldwin & Lyons Inc. "B"                          613       10,459
 +Bancinsurance Corp.                            1,050        4,397
 Brown & Brown Inc.                              1,504       78,208
 Capitol Transamerica Corp.                        413        4,879
 +Citizens Financial Corp. KY "A"                  200        2,300
 +Clark/Bardes Holdings Inc.                       897       14,801
 +CNA Financial Corp.                           11,327      385,118
 Commerce Group Inc.                             2,012       59,354
 Cotton States Life Insurance Co.                  287        2,440
 Crawford & Co. "B"                              2,382       26,202
 +Danielson Holding Corp.                          700        3,413
 +Delphi Financial Group Inc.                      948       32,173

-------------------------------------------------------------------
                                                Shares        Value
-------------------------------------------------------------------
 Donegal Group Inc.                                365   $    2,099
 E.W. Blanch Holdings Inc.                         774       15,722
 EMC Insurance Group Inc.                          423        3,701
 Enhance Financial Services Group Inc.           4,172       59,973
 Erie Indemnity Co. "A"                          3,699      116,519
 Everest Re Group Ltd.                           1,540       50,628
 +Farm Family Holdings Inc.                        508       15,716
 FBL Financial Group Inc. "A"                    2,105       33,154
 Fidelity National Financial Inc.                4,304       78,817
 Financial Industries Corp.                        242        1,966
 Financial Security Assurance Holdings Ltd.      2,210      167,684
 First American Financial Corp.                  4,208       60,227
 +FPIC Insurance Group Inc.                        421        6,604
 Fremont General Corp.                           3,527       13,888
 Gainsco Inc.                                      770        3,850
 Gallagher (Arthur J.) & Co.                     1,946       81,732
 Great American Financial Resources Inc.         2,109       37,303
 +Hancock (John) Financial Services Inc.        20,903      495,140
 Harleysville Group Inc.                         2,703       45,275
 HCC Insurance Holdings Inc.                     3,153       59,513
 +HealthExtras Inc.                              3,729       20,043
 Hilb Rogal & Hamilton Co.                         847       29,380
 Horace Mann Educators Corp.                     2,702       40,530
 HSB Group Inc.                                  1,614       50,236
 Independence Holding Co.                          972       11,907
 +Intercontinental Life Corp.                    1,200       10,200
 +Interstate National Dealer Services Inc.         200        1,050
 Investors Title Company                           200        2,100
 Kansas City Life Insurance Co.                  1,354       36,389
 Kaye Group Inc.                                 1,300        7,556
 Lab Holdings Inc.                               1,258        7,076
 LandAmerica Financial Group Inc.                  690       15,827
 Leucadia National Corp.                         4,082       93,121
 Liberty Corp.                                   1,034       43,428
 Liberty Financial Companies Inc.                2,464       54,054
 +Markel Corp.                                     346       49,002
 Meadowbrook Insurance Group                       390        1,999
 +Medical Assurance Inc.                         2,298       25,853
 Merchants Group Inc.                              472        7,906
 Mercury General Corp.                           3,849       90,933
 Meridian Insurance Group Inc.                     821        9,852
 +MetLife Inc.                                  12,610      265,598
 MIIX Group Inc. (The)                           1,100       13,200
 MONY Group Inc.                                 2,613       88,352
 +Motor Club of America                            400        3,300
 National Security Group Inc.                      400        4,700
 Nationwide Financial Services Inc.              1,464       48,129
 +Navigators Group Inc.                            377        3,393
 NYMAGIC Inc.                                      433        6,170
 Ohio Casualty Corp.                             5,178       55,016
 Old Guard Group Inc.                              300        3,469

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index
Master Portfolio                              Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 Old Republic International Corp.              7,100   $  117,150
 +Penn Treaty American Corp.                     287        4,879
 Penn-America Group Inc.                         500        3,938
 +Philadelphia Consolidated Holding Corp.        545        9,163
 +PICO Holdings Inc.                           1,200       16,875
 PMA Capital Corp. "A"                           409        7,771
 PMI Group Inc. (The)                          3,035      144,163
 Presidential Life Corp.                       2,120       29,415
 +Professionals Group Inc.                       412       10,068
 Protective Life Corp.                         3,582       95,371
 PXRE Group Ltd.                                 595        8,033
 Radian Group Inc.                             2,106      108,986
 Reinsurance Group of America Inc.             2,557       77,030
 Reliastar Financial Corp.                     5,581      292,654
 +Rightchoice Managed Care "A"                   300        5,119
 RLI Corp.                                       464       16,124
 +RTW Inc.                                     1,400        5,294
 SCPIE Holdings Inc.                             556       11,398
 Selective Insurance Group Inc.                2,863       54,397
 StanCorp Financial Group Inc.                 2,000       64,250
 State Auto Financial Corp.                    4,376       51,965
 Stewart Information Services Corp.            1,278       18,691
 Surety Corp.                                  2,972       35,478
 Transatlantic Holdings Inc.                   2,250      188,438
 Trenwick Group Inc.                           2,091       30,450
 +Triad Guaranty Inc.                          1,498       34,360
 21st Century Insurance Group                  6,119       96,374
 +UICI                                         4,968       32,603
 Unico American Corp.                          1,000        6,000
 United Fire & Casualty Co.                      451        6,991
 Unitrin Inc.                                  4,244      124,668
 W.R. Berkley Corp.                            2,385       44,719
 Wesco Financial Corp.                           418       85,690
 White Mountains Insurance Group Inc.            356       56,960
 Zenith National Insurance Corp.               1,062       22,568
                                                       ----------
                                                        6,724,842
                                                       ----------
Iron/Steel--0.04%
 AK Steel Holding Corp.                        6,344       50,752
 Ryerson Tull Inc.                             2,542       26,373
 +Steel Dynamics Inc.                          2,441       22,122
 +Weirton Steel Corp.                          2,700        8,775
                                                       ----------
                                                          108,022
                                                       ----------
Leisure Time--0.09%
 +Bally Total Fitness Holding Corp.            1,435       36,413
 Callaway Golf Co.                             4,560       74,385
 Galileo International Inc.                    5,294      110,512
 +Johnson Outdoors Inc. "A"                      300        2,119
 +Navigant International Inc.                    579        5,573
                                                       ----------
                                                          229,002
                                                       ----------

-----------------------------------------------------------------
                                              Shares        Value
-----------------------------------------------------------------
Lodging--0.32%
 +Ameristar Casinos Inc.                       3,300   $   13,819
 +Aztar Corp.                                  2,668       41,354
 +Choice Hotels International Inc.             2,589       25,728
 +Crestline Capital Corp.                        855       14,588
 +Extended Stay America Inc.                   5,792       53,576
 +International Leisure Hosts Ltd.               300        1,200
 +Isle of Capris Casinos Inc.                  1,700       23,056
 +John Q Hammons Hotels Inc.                   2,600       13,000
 Marcus Corp.                                  2,495       30,252
 +Monarch Casino & Resort Inc.                   300        1,725
 +Prime Hospitality Corp.                      4,838       45,659
 +Riviera Holdings Corp.                         200        1,575
 +ShoLodge Inc.                                1,700        5,950
 +Silver Leaf Resorts Inc.                     1,475        3,964
 Sonesta International Hotels Corp.              800        6,700
 Starwood Hotels & Resorts Worldwide Inc.     12,917      417,381
 +Station Casinos Inc.                         2,379       59,475
 +Suburban Lodges of America Inc.              1,869       10,630
 +Sunburst Hospitality Corp.                     893        3,963
 +Thousand Trails Inc.                           600        2,700
 +Trendwest Resorts Inc.                       1,167       18,818
 +U.S. Franchise Systems Inc.                    633        3,046
 +Westcoast Hospitality Corp.                    566        3,962
                                                       ----------
                                                          802,121
                                                       ----------
Machinery--0.92%
 +A.S.V. Inc.                                    455        6,541
 +Ag-Chem Equipment Co. Inc.                     355        2,396
 AGCO Corp.                                    3,663       44,872
 Alamo Group Inc.                                359        4,488
 +Albany International Corp.                   3,307       47,952
 +Altair International Inc.                    2,059        6,949
 +American Aircarriers Support Inc.              288        1,080
 Ampco-Pittsburgh Corp.                          353        3,927
 Applied Industrial Technologies Inc.          2,269       37,155
 Applied Power Inc. "A"                        1,928       64,588
 +Applied Science & Technology Inc.            1,016       26,289
 +Arguss Holdings Inc.                         1,271       23,990
 +Astec Industries Inc.                        1,243       31,541
 +Asyst Technologies Inc.                      2,036       69,733
 +Aviall Inc.                                  1,070        5,283
 +Aviation Sales Co.                           2,158       13,353
 BHA Group Inc.                                  319        3,110
 +Brooks Automation Inc.                       1,205       77,045
 +Chart Industries Inc.                        1,077        5,250
 +Cognex Corp.                                 2,291      118,559
 Columbus McKinnon Corp.                       1,316       18,260
 +CTB International Corp.                        454        3,065
 Detroit Diesel Corp.                          1,705       25,149
 Donaldson Co. Inc.                            3,964       78,289
 +Dril-Quip                                      836       39,083
 +DT Industries Inc.                             468        4,388
 +Dycom Industries Inc.                        2,491      114,586
 +Electroglas Inc.                             1,027       22,081

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index
Master Portfolio                          Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 Engineered Support Systems Inc.             317   $    4,359
 Fedders Corp.                             3,324       19,321
 Flowserve Corp.                           3,718       56,002
 +Gardner Denver Inc.                      1,593       28,475
 +Gasonics International Corp.               822       32,418
 +Gehl Corp.                                 300        4,275
 +Glacier Water Services Inc.                135        1,603
 Gorman Rupp Co.                             315        4,961
 Graco Inc.                                  998       32,435
 Hardinge Inc.                               362        3,778
 +Hurco Companies Inc.                       600        2,325
 Idex Corp.                                1,512       47,723
 +IIC Industries Inc.                        400        3,850
 +Imation Corp.                            1,818       53,404
 +Insituform Technologies Inc. "A"         1,180       32,008
 +JLK Direct Distribution Inc. "A"         1,100        5,638
 Katy Industries Inc.                        306        3,596
 +Key Technology Inc.                        200        1,700
 +Kulicke & Soffa Industries Inc.          1,442       85,619
 Lincoln Electric Holding Inc.             3,754       53,495
 Lindsay Manufacturing Co.                   584       11,461
 Lufkin Industries Inc.                      241        3,826
 +Magnetek Inc.                            1,412       11,296
 Manitowoc Co. Inc.                        1,359       36,353
 +Mansur Industries Inc.                   1,200        3,225
 +McClain Industries Inc.                    400        2,000
 +Mestek Inc.                                328        5,781
 Met-Pro Corp.                               306        2,754
 +Metromedia International Group Inc.      4,997       23,736
 +Middleby Corp. (The)                       200        1,466
 +Mitcham Industries Inc.                  2,200       11,688
 Nordson Corp.                               831       42,069
 +P & F Industries Inc. "A"                  200        1,700
 +Paragon Technologies Inc.                4,300       32,250
 +Paxar Corp.                              4,543       54,232
 +PLM International Inc.                   1,800       12,150
 +Presstek Inc.                            1,890       30,831
 +Quipp Inc.                                 100        1,900
 Robbins & Myers Inc.                      1,306       29,793
 +Sames Corp.                                132        2,079
 +Scott Technologies Inc.                  2,099       36,077
 +Semitool Inc.                            1,816       31,440
 +Specialty Equipment Co.                  1,322       35,859
 +SpeedFam-IPEC Inc.                       1,788       32,519
 +SPS Technologies Inc.                    1,366       56,091
 Stewart & Stevenson Services Inc.         3,132       47,176
 Tecumseh Products Co. "A"                 1,039       39,677
 +Tegal Corp.                              2,600       17,225
 Tennant Co.                               1,215       45,563
 +Terex Corp.                              1,930       27,261
 +Thermadyne Holdings Corp.                  144        1,800
 +Thermo Fibertek Inc.                     4,150       19,713
 Toro Co.                                  1,375       45,289
 +Tractor Supply Co.                         522        8,646
 Twin Disc Inc.                              126        2,150
 +Ultratech Stepper Inc.                   2,243       33,365
 United Industial Corp.                    1,053        9,609
 +Unova Inc.                               4,748       34,720
 Watsco Inc.                               3,306       41,325
 Woodward Governor Co.                       816       23,103
                                                   ----------
                                                    2,285,185
                                                   ----------

-------------------------------------------------------------
                                          Shares        Value
-------------------------------------------------------------
Manufacturers--0.36%
 Carlisle Companies Inc.                   2,650   $  119,250
 Federal Signal Corp.                      2,527       41,696
 Harsco Corp.                              2,388       60,894
 Lancaster Colony Corp.                    2,193       42,078
 Mark IV Industries Inc.                   2,435       50,831
 Mascotech Inc.                            2,262       24,458
 NCH Corp.                                   250        9,047
 Newport News Shipbuilding Inc.            2,478       91,067
 Pentair Inc.                              3,618      128,439
 Pittston Brink's Group                    4,375       59,883
 Teleflex Inc.                             3,373      125,012
 Trinity Industries Inc.                   2,237       41,385
 U.S. Industries Inc.                      5,310       64,384
 Wabtec Corporation                        3,405       35,327
                                                   ----------
                                                      893,751
                                                   ----------
Media--3.63%
 +Acme Communications Inc.                 1,500       27,375
 +Adelphia Communications Corp. "A"        7,097      332,672
 +AMFM Inc.                               13,531      933,639
 Banta Corp.                               1,294       24,505
 +Beasley Broadcast Group Inc. "A"         1,400       19,075
 Belo (A.H.) Corp.                         6,494      112,427
 BHC Communications Inc. "A"               1,307      196,213
 +Big City Radio Inc.                      1,400        7,088
 +Cablevision Systems Corp.                8,109      550,398
 Central Newspapers Inc. "A"               1,874      118,531
 +Charter Communications Inc.              9,600      157,800
 +Chris-Craft Industries Inc.              2,263      149,499
 +Citadel Communications Corp.             2,150       75,116
 +Classic Communications Inc. "A"          1,770       15,819
 Courier Corp.                               300        8,475
 +Cox Radio Inc. "A"                       1,365       38,220
 +Crown Media Holdings Inc.                1,898       29,063
 +CTN Media Group Inc.                       638        3,429
 +Cumulus Media Inc.                       2,227       20,321
 +Daily Journal Corp.                        119        3,421
 +Emmis Communications Corp.               2,574      106,499
 +Entercom Communications Corp.            1,800       87,750
 +Fox Entertainment Group Inc.            11,203      340,291
 +Granite Broadcasting Corp.               1,368       10,089
 Gray Communications Systems Inc.            694        6,810
 Gray Communications Systems Inc. "B"        771        7,517
 +Hearst-Argyle Television Inc.            2,673       52,124
 +Hispanic Broadcasting Corp.              6,746      223,461
 Hollinger International Inc.              5,722       77,962
 Houghton Mifflin Co.                      1,647       76,894
 +HyperFeed Technologies Inc.                997        3,614
 +IDG Books Worldwide Inc.                 1,326       12,017
 +Infinity Broadcasting Corp.             23,273      848,010
 +Information Holdings Inc.                1,958       72,446
 +Insight Communications Co. Inc.          2,900       45,313

June 30, 2000 (Unaudited)

---------------------------------------------------------------
Extended Index
Master Portfolio                            Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 +Interep National Radio Sales Inc. "A"        840   $    4,463
 +Journal Register Co.                       2,867       52,323
 Lee Enterprises Inc.                        2,293       53,456
 +Liberty Digital Inc. "A"                   1,400       42,000
 +Lodgenet Entertainment Corp.                 900       21,825
 +Loronix Information Systems Inc.             300       10,781
 +Mastec Inc.                                3,042      116,166
 McClatchy Co. (The) "A"                     2,899       96,029
 Media General Inc. "A"                      1,897       92,123
 +Mediacom Communications Corp.              4,250       65,344
 +National Wireless Holdings Inc.              146        3,194
 Nelson (Thomas) Inc.                          544        4,658
 +New Frontier Media Inc.                    1,500       10,969
 +On Command Corp.                           1,949       27,773
 +Paxson Communications Corp.                4,748       40,358
 +Pegasus Communications Corp.               2,012       98,714
 +Playboy Enterprises Inc. "B"               1,498       19,287
 +Price Communications Corp.                 3,564       83,977
 +Primedia Inc.                              8,971      204,090
 Pulitzer Inc.                               1,006       42,441
 +Radio One Inc.                             1,500       44,344
 +Radio One Inc. "D"                         3,000       66,188
 +Radio Unica Corp.                          2,100       14,700
 +Rare Medium Group Inc.                     3,115       49,256
 Readers Digest Association "A"              6,294      250,187
 +Regent Communications Inc.                 3,200       27,500
 +Saga Communications Inc.                     715       15,730
 +Scholastic Corp.                             930       56,846
 Scripps (E.W.) Company                      4,711      232,017
 +Sinclair Broadcast Group "A"               4,099       45,089
 +Spanish Broadcasting System Inc. "A"       1,400       28,788
 +TCI Satellite Entertainment Group "A"      3,100       26,931
 +TiVo Inc.                                  2,000       70,000
 +TV Guide Inc.                              9,788      335,239
 United Television Inc.                        520       66,950
 +UnitedGlobalCom Inc. "A"                   5,046      235,901
 +Univision Communications Inc.              6,357      657,950
 +USA Networks Inc.                         17,563      379,800
 +Valley Media Inc.                            300        1,050
 +VDI MultiMedia                               400        2,800
 Washington Post Company (The) "B"             550      262,900
 Wiley (John) & Sons Inc. "A"                4,834      108,765
 +Wink Communications Inc.                   1,600       48,800
 +XM Satellite Radio Holdings Inc. "A"       2,000       74,875
 +Youthstream Media Networks Inc.            2,318       13,039
 +Ziff-Davis Inc.                            5,874       52,866
                                                     ----------
                                                      9,052,365
                                                     ----------

---------------------------------------------------------------
                                            Shares        Value
---------------------------------------------------------------
Metal Fabricate/Hardware--0.05%
 Circor International Inc.                       1   $        4
 Gibraltar Steel Corp.                       1,160       16,240
 Kaydon Corp.                                1,638       34,398
 NN Inc.                                       662        6,951
 +Olympic Steel Inc.                           394        1,379
 Precision Castparts Corp.                   1,289       58,327
                                                     ----------
                                                        117,299
                                                     ----------
Metals--Diversified--0.49%
 +Alliant Techsystems Inc.                     491       33,112
 Ameron Inc.                                   148        5,291
 Aptargroup Inc.                             1,812       48,924
 +Atchison Casting Corp.                       457        2,628
 Belden Inc.                                 1,088       27,880
 Butler Manufacturing Co.                      275        4,675
 Carpenter Technology Corp.                  1,180       24,928
 Century Aluminum Co.                        1,537       16,715
 +Chase Industries Inc.                        406        3,781
 +Chief Consolidated Mining Co.                300        1,106
 Cleveland-Cliffs Inc.                         641       16,546
 Commercial Metals Co.                         870       23,925
 CompX International Inc.                      326        6,622
 Curtiss Wright Corp.                        1,056       39,270
 Edelbrock Corp.                               234        2,355
 +Edison Control Corp.                         100          825
 +Encore Wire Corp.                            601        3,230
 Federal Screw Works                            48        1,968
 +General Bearing Corp.                        200          975
 General Cable Corp.                         3,747       30,444
 +Griffon Corporation                        1,385        7,704
 IMCO Recycling Inc.                         1,013        5,508
 Insteel Industries Inc.                       377        2,333
 International Aluminium Corp.                 158        2,726
 +Kaiser Aluminum Corp.                      3,541       14,164
 +Keystone Consolidated Industries Inc.        500        1,875
 +Ladish Co Inc.                               512        4,992
 Lindberg Corp.                                262        1,867
 +Lone Star Technologies                     1,606       74,278
 Matthews International Corp.                1,787       51,823
 +Maverick Tube Corp.                        1,669       48,610
 +MAXXAM Inc.                                  413        7,331
 +Miller Building Systems Inc.                 600        4,350
 +Mueller Industries Inc.                    2,801       78,428
 National Steel Corp. "B"                    4,836       20,251
 +NCI Building Systems Inc.                  1,807       36,592
 +Niagara Corp.                                600        2,475
 +Northwest Pipe Co.                           337        4,002
 +NS Group Inc.                              1,934       40,493
 +Optical Cable Corp.                        2,101       63,555
 +OroAmerica Inc.                              284        1,970
 Reliance Steel & Aluminum Co.               1,537       29,395
 Roanoke Electrics Steel Corp.               1,008       12,600
 Schnitzer Steel Industries Inc. "A"           248        3,937
 +Shaw Group Inc.                            1,335       62,912
 +Shiloh Industries Inc.                     2,882       27,559
 SIFCO Industries Inc.                         231        1,444
 Steel Technologies Inc.                       438        3,121
 +Stillwater Mining Co.                      2,120       59,095

June 30, 2000 (Unaudited)

-------------------------------------------------------------------
Extended Index
Master Portfolio                                Shares        Value
-------------------------------------------------------------------
Common Stocks--(Continued)
-------------------------------------------------------------------
 Sturm Ruger & Co. Inc.                          1,592   $   14,129
 Sun Hydraulics Corporation                        284        2,379
 Superior Telecom Inc.                           2,127       21,137
 Synalloy Corp.                                    300        2,133
 Texas Industries Inc.                           1,149       33,177
 +Thermo Terratech Inc.                          2,300       18,400
 +Tower Automotive Inc.                          2,268       28,350
 TransPro Inc.                                     400        2,025
 Tredegar Corporation                            2,217       42,123
 United Dominion Industries Ltd.                 2,112       35,904
 +Universal Stainless & Alloy Products Inc.        300        2,006
 USEC Inc.                                       5,274       24,392
 +Webco Industries Inc.                            400        1,225
 +WHX Corp.                                        856        4,708
 +Wolverine Tube Inc.                              628       10,676
 +Xceed Inc.                                     1,008        9,198
                                                         ----------
                                                          1,222,552
                                                         ----------
Mining--0.04%
 Arch Coal Inc.                                  5,065       38,937
 Brush Wellman Inc.                                704       11,000
 +Charles & Colvard Ltd.                           311        2,177
 +Meridian Gold Inc.                             4,594       28,138
 Penn Virginia Corp.                               330        8,126
                                                         ----------
                                                             88,378
                                                         ----------
Office/Business Equipment--0.34%
 +Actrade International Ltd.                       515       10,558
 +ATEC Group Inc.                                1,299        2,760
 +Cytyc Corp.                                    1,986      106,003
 +Digi International Inc.                        2,013       13,085
 +Fisher Scientific International Inc.           2,191       54,227
 HON Industries Inc.                             4,562      107,207
 +Insight Enterprises Inc.                       1,515       89,858
 +Keravision Inc.                                1,670        8,037
 Miller (Herman) Inc.                            5,446      140,915
 +1-800 Contacts Inc.                              387       18,189
 Owens & Minor Inc.                              3,957       68,011
 +Parkervision Inc.                              1,320       66,578
 +Patterson Dental Co.                           1,990      101,490
 +Performance Technologies Inc.                  1,187       10,090
 +PSS World Medical Inc.                         3,348       22,494
 +Savoir Technology Group Inc.                     691        4,880
 TAB Products Co.                                  100          400
 Vital Sign Inc.                                   869       15,751
                                                         ----------
                                                            840,533
                                                         ----------
Oil & Gas Producers--2.92%
 +Able Energy Inc.                                 400        2,100
 Adams Resources & Energy Inc.                   1,100       14,713
 Apco Argentina Inc.                               771       20,046
 Atmos Energy Corp.                              1,553       27,178
 +Atwood Oceanics Inc.                             702       31,239
 +Barrett Resources Corp.                        1,827       55,609
 +Basin Exploration Inc.                         1,613       28,832
 +Belco Oil & Gas Corp.                          4,065       34,553
 +Bellwether Exploration Co.                     2,033       16,899
 Berry Petroleum Co.                             2,178       37,026
 +Blue Dolphin Energy Co.                        2,300       10,925

-------------------------------------------------------------------
                                                Shares        Value
-------------------------------------------------------------------
 BP Prudhoe Bay Royalty Trust                    1,189   $   14,194
 Cabot Oil & Gas Corp. "A"                       1,115       23,624
 +Cal Dive International Inc.                      836       45,301
 +Callon Petroleum Corp.                         1,059       15,753
 Cascade Natural Gas Corp.                       1,107       18,473
 Castle Energy Corp.                               393        2,469
 +Chesapeake Energy Corp.                        4,300       33,325
 Chesapeake Utilities Corp.                        187        3,319
 +Clayton Williams Energy Inc.                   1,100       35,131
 Cross Timbers Oil Co.                           2,285       50,556
 +Crown Central Peteroleum Corp. "B"             1,650       14,953
 CTG Resources Inc.                                319       11,703
 +Dawson Geophysical Co.                           400        4,500
 +Denbury Resources Inc.                         4,397       22,809
 Devon Energy Corp.                              5,303      297,962
 Diamond Offshore Drilling Inc.                  8,576      301,232
 +Eagle Geophysical Inc.                         2,755           14
 Energen Corp.                                   1,408       30,712
 Energynorth Inc.                                  122        7,229
 Energysouth Inc.                                  179        3,379
 ENSCO International Inc.                        8,356      299,249
 EOG Resources Inc.                              7,576      253,796
 Equitable Resources Inc.                        1,961       94,618
 +Evergreen Resources Inc.                       1,493       44,230
 +EXCO Resources Inc.                              700        7,000
 +Forest Oil Corp.                               2,546       40,577
 +FX Energy Inc.                                   583        3,316
 +Giant Industries Inc.                            484        3,812
 +Global Marine Inc.                            10,856      306,004
 +Greka Energy Corp.                               200        1,825
 +Grey Wolf Inc.                                 9,565       47,825
 +Hallwood Energy Corp.                            637        5,213
 +Hanover Compressor Co.                         3,152      119,776
 Helmerich & Payne Inc.                          2,700      100,913
 Holly Corp.                                       904       10,735
 +Houston Exploration Co.                        2,369       59,521
 Howell Corp.                                    2,100       19,950
 +HS Resources Inc.                              1,685       50,550
 +Key Energy Group Inc.                          4,718       45,411
 +Key Productions Co. Inc.                         515        9,013
 Kinder Morgan Inc.                              7,069      244,322
 Laclede Gas Co.                                 1,888       36,344
 +Louis Dreyfus Natural Gas Corp.                3,394      106,275
 +Magnum Hunter Resources Inc.                     800        5,301
 +Mallon Resources Corp.                         4,900       43,488
 +Marine Drilling Co. Inc.                       3,041       85,148
 +MarkWest Hydrocarbon Inc.                      1,779       15,010
 +McMoRan Exploration Co.                          619       10,214
 MDU Resources Group Inc.                        3,172       68,595
 +Mercury Air Group Inc.                           294        1,470
 +Meridian Resource Corp. (The)                  1,900       10,806
 Midcoast Energy Resources Inc.                    862       13,577
 Mitchell Energy & Development Corp. "A"         2,597       83,429
 Murphy Oil Corp.                                2,711      161,135
 +Nabors Industries Inc.                         8,783      365,043
 +National-Oilwell Inc.                          5,783      190,115
 New Jersey Resources Corp.                        696       26,492
 +Newfield Exploration Co.                       2,702      105,716

June 30, 2000 (Unaudited)

-------------------------------------------------------------
Extended Index
Master Portfolio                          Shares        Value
-------------------------------------------------------------
Common Stocks--(Continued)
-------------------------------------------------------------
 Noble Affiliates Inc.                     4,149   $  154,550
 +Noble Drilling Corp.                     8,264      340,374
 Northwest Natural Gas Co.                 1,209       27,051
 +Nuevo Energy Co.                         1,327       25,047
 NUI Corp.                                 1,366       36,882
 +Ocean Energy Inc.                       11,362      161,199
 +Oceaneering International Inc.           1,332       25,308
 +Parker Drilling Co.                      6,495       40,188
 Patina Oil & Gas Corp.                    2,300       47,725
 +Patterson Energy Inc.                    2,100       59,850
 +Pennaco Energy Inc.                      1,400       22,925
 +Petroleum Development Corp.              2,500       12,813
 Piedmont Natural Gas Co.                  1,471       39,073
 +Pioneer Natural Resources Co.            4,883       62,258
 Pogo Producing Co.                        2,195       48,564
 +Pride International Inc.                 4,254      105,287
 +Prima Energy Corp.                         387       20,705
 Providence Energy Corp.                     220        8,910
 +R&B Falcon Corporation                  11,810      278,273
 +Remington Oil & Gas Corp.                1,700       12,750
 +Santa Fe Snyder Corp.                   11,029      125,455
 +Seacor Smit Inc.                           851       32,904
 +Seitel Inc.                              1,364       11,083
 Semco Energy Inc.                           800       10,400
 +Southern Union Co.                       2,507       39,648
 Southwest Gas Co.                         1,656       28,980
 +Spinnaker Exploration Co.                1,300       33,313
 St. Mary Land & Exploration Co.           1,199       50,433
 +Stone Energy Corp.                         974       58,197
 +Superior Energy Services Inc.            3,300       34,238
 +Swift Energy Co.                         1,629       46,223
 +Tesoro Petroleum Corp.                   3,192       32,319
 +Tom Brown Inc.                           1,879       43,334
 UGI Corp.                                 1,570       32,185
 Ultramar Diamond Shamrock Corp.           4,919      122,053
 +Unit Corp.                               2,349       31,712
 +UTI Energy Corp.                           866       34,748
 Valero Energy Corp.                       3,498      111,062
 Valley Resources Inc.                       222        5,356
 Vastar Resources Inc.                     6,056      497,349
 WD-40 Company                             1,899       39,404
 Western Gas Resources Inc.                1,785       37,485
                                                   ----------
                                                    7,299,185
                                                   ----------
Oil & Gas Services--0.61%
 +BJ Services Co.                          4,836      302,250
 +Cooper Cameron Corp.                     3,281      216,546
 +Friede Goldman Halter Inc.               3,924       35,071
 +Grant Prideco Inc.                       6,860      171,500
 +Input/Output Inc.                        5,654       47,706
 +Smith International Inc.                 2,953      215,015
 Tidewater Inc.                            4,138      148,968
 +Varco International Inc.                 5,249      122,039
 +Weatherford International Inc.           6,860      273,114
                                                   ----------
                                                    1,532,209
                                                   ----------
Packaging & Containers--0.21%
 American National Can Group Inc.          3,400       57,375

-------------------------------------------------------------
                                          Shares        Value
-------------------------------------------------------------
 +Astronics Corp.                            299   $    2,766
 +BWAY Corporation                           443        2,935
 Greif Brothers Corp. "A"                  1,325       40,744
 Longview Fibre Co.                        2,812       31,108
 +Packaging Corporation of America         5,350       54,169
 +Silgan Holdings Inc.                     2,654       26,042
 +Smurfit-Stone Container Corp.           12,916      166,294
 Sonoco Products Co.                       7,046      144,883
                                                   ----------
                                                      526,316
                                                   ----------
Pharmaceuticals--3.34%
 +Abgenix Inc.                             2,416      289,580
 +Akorn Inc.                               2,709       21,503
 +Alexion Pharmaceuticals Inc.             1,216       86,944
 +Alkermes Inc.                            3,692      173,986
 +Alliance Pharmaceutical Corp.            3,200       36,000
 +Allou Health & Beauty Care Inc. "A"        261        1,876
 Alpharma Inc.                             2,695      167,764
 +Amerisource Health Corp. "A"             3,092       95,852
 +Amylin Pharmaceuticals Inc.              2,700       41,006
 +Andrx Corp.                              3,800      242,903
 +Anika Therapeutics Inc.                    400          700
 +Antigenics Inc.                          2,200       36,575
 +Aphton Corp.                             1,032       26,574
 +Arqule Inc.                              2,044       39,603
 +AVI BioPharma Inc.                       2,900       28,638
 +Aviron                                   1,303       40,230
 +Axys Pharmaceuticals Inc.                3,011       17,878
 +Barr Laboratories Inc.                   3,152      141,227
 Bergen Brunswig Corp. "A"                 6,921       38,066
 Bindley Western Industries Inc.           2,917       77,118
 +Biocryst Pharmaceuticals Inc.            1,965       56,371
 +Biomatrix Inc.                           1,316       29,775
 +Biopure Corp.                            1,400       26,338
 +Biotime Inc.                               470        3,319
 +Bone Care International Inc.             3,173       74,764
 +Boston Life Sciences Inc.                1,793       15,857
 +Cell Genesys Inc.                        3,259       91,252
 +Cell Pathways Inc.                       1,694       39,809
 +Cell Therapeutics Inc.                   1,890       57,881
 +Cellegy Pharmaceuticals Inc.             2,300       18,975
 +Chirex Inc.                              1,137       22,740
 +CIMA Labs Inc.                           2,100       42,525
 +CollaGenex Pharmaceuticals Inc.          4,116       38,588
 +Columbia Laboratories Inc.               1,757       10,103
 +Connetics Corp.                          1,637       24,043
 +Corixa Corp.                             1,277       54,831
 +Corvas International Inc.                2,500       30,000
 +Coulter Pharmaceutical Inc.                933       19,127
 +Crescendo Pharmaceuticals Corp.          2,000       40,250
 +Cytoclonal Pharmaceuticals Inc.          3,956       40,055
 +D&K Healthcare Resources Inc.            1,638       17,097
 Dentsply International Inc.               2,948       90,835
 +Digene Corp.                             1,028       41,506

June 30, 2000 (Unaudited)

---------------------------------------------------------------------
Extended Index
Master Portfolio                                  Shares        Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
 +Dura Pharmaceuticals Inc.                        2,874   $   41,314
 +Duramed Pharmaceuticals Inc.                     2,262       12,300
 +Epix Medical Inc.                                1,921       28,575
 +Forest Laboratories Inc. "A"                     6,049      610,949
 +Geltex Pharaceuticals Inc.                       2,148       43,900
 +Genta Inc.                                       2,100       13,650
 +Genzyme Transgenics Corp.                        1,776       48,174
 +Geron Corp.                                      2,194       70,208
 +Gilead Sciences Inc.                             2,649      188,410
 +Guest Supply Inc.                                  282        5,129
 +Guilford Pharmaceuticals Inc.                    1,220       18,376
 +Hemispherx Biopharma Inc.                        1,810       10,181
 +Henry Schein Inc.                                2,680       46,230
 Herbalife International Inc. "A"                  5,868       51,345
 +Hi-Tech Pharmacal Co.                            2,400       10,350
 +Hyseq Inc.                                       1,678       76,244
 ICN Pharmaceuticals Inc.                          5,623      156,390
 +Ilex Oncology Inc.                               1,266       44,627
 +Imclone Systems Inc.                             1,801      137,664
 +Immucor Inc.                                       333        1,873
 +Immune Response Corp.                            1,365       14,844
 +Immunogen Inc.                                   4,500       54,281
 +Inhale Therapeutic Systems Inc.                  1,502      152,406
 +Inkine Pharmaceutical Co.                        2,800       13,650
 +International Isotopes Inc.                        392        1,691
 +IVAX Corporation                                10,604      440,066
 Jones Pharma Inc.                                 4,493      179,439
 +King Pharmaceuticals Inc.                        5,720      250,943
 +Kos Pharmaceuticals Inc.                         1,853       29,764
 +KV Pharmaceutical Co. "A"                        2,228       59,042
 +Lifecore Biomedical Inc.                         1,356       10,679
 +Ligand Pharmaceuticals Inc. "B"                  1,382       18,225
 +Magainin Pharmaceuticals Inc.                    1,822        8,427
 +Martek Biosciences Corp.                         1,748       32,775
 +Medarex Inc.                                     2,064      174,408
 +Medical Manager Corp.                            2,050       69,828
 +Medicis Pharmaceutical Corp. "A"                 2,143      122,151
 Meridian Diagnostics Inc.                         6,730       52,578
 +MGI Pharma Inc.                                    833       23,962
 +Microcide Pharmaceuticals Inc.                   2,892       24,944
 +Miravant Medical Technologies                    1,191       26,574
 Mylan Laboratories Inc.                          10,654      194,436
 +NABI Inc.                                        3,300       24,131
 +Nastech Pharmaceutical Co. Inc.                  3,000       13,594
 +Natrol Inc.                                      2,290        7,443
 +NBTY Inc.                                        3,730       23,779
 +Neose Technologies Inc.                          1,153       48,498
 +Neurocrine Biosciences Inc.                      1,371       48,756
 +Northfield Laboratories Inc.                       820       13,376
 +NPS Pharmaceuticals Inc.                         1,351       36,139
 +Nu Skin Asia Pacific Inc. "A"                    3,109       17,877
 Omnicare Inc.                                     5,605       50,795
 +OSI Pharmaceuticals Inc.                         2,198       63,330
 +Pathogenesis Corp.                               1,229       31,954
 +Perrigo Co.                                      7,576       47,824

---------------------------------------------------------------------
                                                  Shares        Value
---------------------------------------------------------------------
 +Pharmacyclics Inc.                                 956   $   58,316
 +Priority Healthcare Corp. "B"                    1,338       99,430
 +Progenics Pharmeceuticals Inc.                     610        8,693
 +Protein Design Labs Inc.                         1,130      186,397
 +Sangstat Medical Corp.                           1,921       55,469
 +Schein Pharmaceutical Inc.                       3,250       70,281
 +Sciclone Pharmaceuticals Inc.                    1,900       24,581
 +Sepracor Inc.                                    4,546      548,361
 +Serologicals Corp.                               1,087        5,435
 +SICOR Inc.                                       4,863       38,904
 +Supergen Inc.                                    1,451       52,599
 +Sybron International Corp.                       6,518      129,138
 +Synaptic Pharmaceutical Corp.                    1,694        8,682
 +Texas Biotech Corp.                              4,257       80,883
 +Titan Pharmaceuticals Inc.                       1,487       63,941
 +Triangle Pharmaceuticals Inc.                    3,876       35,126
 +Tularik Inc.                                     2,536       74,812
 +Twinlab Corp.                                    2,806       17,888
 +United Therapeutics Inc.                         1,400      151,725
 +V.I. Technologies Inc.                           1,752       12,264
 +VaxGen Inc.                                        900       19,688
 +Vical Inc.                                         883       16,998
 +Vion Pharmaceuticals Inc.                        2,523       18,923
 +Viropharma Inc.                                  2,523       39,422
 +VIVUS Inc.                                       2,800       19,425
 +Zonagen Inc.                                     1,801        5,881
                                                           ----------
                                                            8,331,824
                                                           ----------
Pipelines--0.32%
 Dynegy Inc.                                       8,736      596,778
 National Fuel Gas Co.                             1,920       93,600
 Questar Corp.                                     6,090      117,994
                                                           ----------
                                                              808,372
                                                           ----------
Real Estate--1.34%
 Acadia Realty Trust                               1,437        8,173
 Aegis Realty Inc.                                   460        4,571
 Agree Realty Corp.                                  294        4,888
 Alexandria Real Estate Equity                       662       22,715
 Ameresco Capital Trust                              369        3,736
 +American Community Property Trust                  600        2,475
 +American Realty Trust Inc.                         581        5,520
 American Residential Investment Trust Inc.          560        2,310
 Amerivest Properties Inc.                           700        3,063
 Amli Residential Properties Trust                 2,144       50,518
 Annaly Mortgage Management Inc.                     766        6,798
 Anthracite Capital Inc.                           1,137        8,101
 Apex Mortgage Capital Inc.                          357        3,035
 Arizona Land Income Corp. "A"                       500        2,156
 Asset Investor Corp.                                324        3,827
 Associated Estates Realty Corp.                   1,233        8,631
 Atlantic Realty Trust Inc.                          400        2,975
 Banyan Strategic Realty Trust                       797        4,583
 Bedford Property Investors Inc.                   2,913       54,073

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index
Master Portfolio                              Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +BF Enterprises Inc.                            200   $    1,550
 Boykin Lodging Co.                              928       12,528
 Bradley Real Estate Inc.                      1,266       26,982
 Brandywine Realty Trust                       2,800       53,550
 BRE Properties Inc.                           3,577      103,286
 +BRT Realty Trust                               500        4,000
 Cabot Industrial Trust                        2,031       39,985
 +California Coastal Communities Inc.            535        3,143
 Captec Net Lease Realty Inc.                    550        6,050
 +Catellus Development Corp.                   7,676      115,140
 CBL & Associates Properties Inc.              1,282       31,970
 Centerpoint Properties Corp.                  1,038       42,299
 Chateau Communities Inc.                      1,447       40,878
 Chelsea GCA Realty Inc.                         795       27,477
 +Cherokee Inc.                                  389        3,477
 Colonial Properties Trust                     1,165       31,892
 Commercial Net Lease Realty Inc.              4,713       49,487
 Consolidated-Tomoka Land Co.                    235        2,849
 Cornerstone Realty Income Trust               4,949       49,490
 Corporate Office Properties Trust             1,007        9,252
 Correctional Properties Trust                   462        4,851
 +CoStar Group Inc.                              728       18,246
 Cousins Properties Inc.                       2,418       93,093
 Cross Timbers Royalty Trust                     368        5,083
 Crown American Realty Trust                   1,466        7,880
 Developers Diversified Realty Corp.           2,963       44,260
 Eastgroup Properties Inc.                       829       17,461
 Entertainment Properties Trust                  811       11,202
 Equity Inns Inc.                              6,529       39,990
 Equity One Inc.                                 677        6,516
 First Industrial Realty Trust                 2,897       85,462
 First Washington Realty Trust                   515       11,362
 Forest City Enterprises Inc. "A"              1,541       51,431
 G & L Realty Corp.                              281        2,037
 Gables Residential Trust                      1,271       32,808
 Getty Realty Corp.                            1,300       14,138
 Glenborough Realty Trust Inc.                 1,619       28,231
 Glimcher Realty Trust                         3,760       54,050
 Golf Trust of America                           481        7,636
 Grove Property Trust                            503        8,174
 +Grubb And Ellis Co.                          2,027       11,909
 Healthcare Realty Trust                       1,986       33,886
 +HMG/Courtland Properties Inc.                  700        4,813
 Home Properties of NY Inc.                    1,054       31,620
 +HomeServices.com Inc.                          800        9,000
 Humphrey Hospitality Trust Inc.                 660        5,239
 Impac Commercial Holdings Inc.                  585        3,400
 Income Opportunity Realty Investors Inc.      2,400       17,400
 Innkeepers USA Trust                          5,629       51,365

-----------------------------------------------------------------
                                              Shares        Value
-----------------------------------------------------------------
 +Insignia Financial Group Inc.                2,357   $   23,570
 Investors Real Estate Trust                   1,142        8,779
 IRT Property Co.                              6,387       54,290
 Jameson Inns Inc.                               641        4,727
 JDN Realty Corp.                              4,362       44,438
 +Jones Lang LaSalle Inc.                      3,226       43,148
 JP Realty Inc.                                2,389       42,554
 +Kennedy-Wilson Inc.                          1,098        5,833
 Kilroy Realty Corp.                           1,436       37,246
 Koger Equity Inc.                             1,389       23,439
 LaSalle Hotel Properties                        861       12,377
 Lexington Corp.                                 934       10,449
 LNR Property Corp.                            1,320       25,740
 LTC Properties Inc.                           1,445        8,580
 Macerich Co. (The)                            1,654       36,491
 Malan Realty Investors Inc.                     331        4,613
 Manufactured Home Communities Inc.            1,268       30,353
 +Mays (JW) Inc.                                 600        3,000
 Meristar Hospitality Corp.                    2,369       49,749
 Mid Atlantic Realty Trust                       820        8,200
 Mid-America Apartment Communities Inc.          942       22,608
 Mills Corp.                                   1,180       22,199
 Monmouth Real Estate Investment Corp. "A"     2,500       12,813
 National Golf Properties Inc.                 2,360       49,855
 National Health Investors Inc.                4,195       46,145
 National Health Realty Inc.                     548        4,418
 Nationwide Health Properties Inc.             2,267       31,596
 One Liberty Properties Inc.                     200        2,188
 Pacific Gulf Properties Inc.                  2,495       62,531
 Pan Pacific Retail Properties Inc.            2,846       57,276
 Parkway Properties Inc.                         552       16,836
 Philips International Realty Corp.              470        8,166
 Pittsburgh & West Virginia Railroad             400        2,750
 Prentiss Properties Trust                     1,841       44,184
 Presidential Realty Corp. "B"                   400        2,800
 +Price Enterprises Inc.                         800        5,375
 Prime Group Realty Trust                        857       13,016
 PS Business Parks Inc.                        1,157       27,768
 Ramco-Gershenson Properties Trust               462        7,132
 Realty Income Corp.                           1,799       42,389
 Reckson Associates Realty Corp.               1,990       47,265
 Redwood Trust Inc.                              517        7,238
 Regency Realty Corp.                          3,440       81,700
 Resource Asset Investment Trust                 375        4,125
 RFS Hotel Investors Inc.                      4,113       48,328
 Roberts Realty Investors Inc.                   400        2,850
 Shurgard Storage Centers Inc.                 1,879       42,278
 Sizeler Property Investors Inc.                 557        4,178
 Sl Green Realty Corp.                         1,271       33,999
 Smith (Charles E) Residential Realty Inc.       982       37,316
 Sovran Self Storage Inc.                        679       14,556

June 30, 2000 (Unaudited)

--------------------------------------------------------
Extended Index
Master Portfolio                     Shares        Value
--------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------
 St. Joe Company (The)                5,324   $  159,720
 Storage USA Inc.                     1,440       42,480
 +Stratus Properties Inc.               639        2,716
 Summit Properties Inc.               1,437       30,177
 Sun Communities Inc.                   863       28,857
 Tanger Factory Outlet Centers
 Inc.                                   391        9,189
 Tarragon Realty Investors Inc.         508        5,334
 Taubman Centers Inc.                 2,667       29,337
 Thornbury Mortgage Asset Corp.       1,192        8,568
 Town & Country Trust                 2,581       44,361
 +Trammell Crow Co.                   1,832       19,694
 Transcontinental Realty
 Investments Inc.                       838       10,213
 +United Capital Corp.                  690        9,229
 United Investors Realty Trust          624        3,686
 United Mobile Homes Inc.               522        4,307
 +United Park City Mines Co.            119        2,663
 Universal Health Realty Inc.           530       10,037
 Urban Shopping Centers Inc.            875       29,477
 Urstadt Biddle Properties Inc.         400        2,725
 Urstadt Biddle Properties Inc.
 "A"                                    400        2,850
 W.P. Carey & Co. LLC                 1,332       21,812
 +Winfield Capital Corp.                324        3,969
 Winston Hotels Inc.                    901        6,758
                                              ----------
                                               3,341,589
                                              ----------
Real Estate Investment Trusts--2.16%
 AMB Property Corp.                   4,742      108,177
 American Industrial Properties       3,592       48,717
 American Mortgage Acceptance
 Corp.                                  300        2,531
 Apartment Investment &
 Management Co. "A"                   4,031      174,341
 Archstone Communities Trust          8,411      177,157
 Arden Realty Inc.                    5,192      122,012
 AvalonBay Communities Inc.           3,956      165,163
 BNP Residential Properties
 Inc.                                   366        3,065
 Boston Properties Inc.               4,242      163,847
 Camden Property Trust                2,993       87,919
 Capstead Mortgage Corp.              1,476       12,362
 CarrAmerica Realty Corp.             5,010      132,765
 Commercial Assets Inc.               9,563       47,815
 Crescent Real Estate Equities
 Co.                                  7,713      158,117
 Duke-Weeks Realty Corp.              8,358      187,010
 Equity Office Properties Trust      17,910      493,644
 Equity Residential Properties
 Trust                                5,720      263,120
 Essex Property Trust Inc.              944       39,648
 Federal Realty Investment
 Trust                                1,991       39,820
 FelCor Lodging Trust Inc.            5,537      102,435
 Franchise Finance Corporation
 of America                           3,892       89,516

--------------------------------------------------------
                                     Shares        Value
--------------------------------------------------------
 General Growth Properties Inc.       3,506   $  111,316
 Great Lakes Inc.                     3,319       56,423
 Health Care Inc.                     1,454       23,628
 Health Care Property Investors
 Inc.                                 3,557       96,928
 Highwoods Properties Inc.            4,559      109,416
 Hospitality Properties Trust         4,435      100,065
 Host Marriott Corp.                 12,760      119,625
 HRPT Properties Trust               10,785       74,821
 Keystone Property Trust                471        6,476
 Kimco Realty Corp.                   3,682      150,962
 Kramont Realty Trust                 1,181       11,072
 Liberty Property Trust               4,733      122,762
 Mack-Cali Realty Corp.               4,258      109,377
 Maxus Realty Trust Inc.                400        2,600
 Mission West Properties Inc.         2,400       25,200
 New Plan Excel Realty Trust          6,847       89,011
 Post Properties Inc.                 2,501      110,044
 Prologis Trust                       9,976      212,607
 Public Storage Inc.                  8,094      189,703
 Rouse Co.                            5,269      130,408
 Senior Housing Properties
 Trust                                4,318       34,274
 Simon Property Group Inc.            9,018      200,087
 Spieker Properties Inc.              3,937      186,023
 United Dominion Realty Trust         8,834       97,174
 USP Trust                              700        4,550
 Vornado Realty Trust                 5,268      183,063
 Washington Trust                     1,796       32,104
 Weingarten Realty Investors          1,893       76,430
 Western Properties Trust               934       11,091
 Westfield America Inc.               6,581       89,255
                                              ----------
                                               5,385,676
                                              ----------
Retail--3.47%
 +Abercrombie & Fitch Co.             6,120       74,588
 +AC Moore Arts & Crafts Inc.         2,000       12,750
 +Action Performance Companies
 Inc.                                 1,745       12,651
 Advanced Marketing Services
 Inc.                                 1,066       19,654
 +Alexander's Inc.                      723       52,960
 +Amazon.com Inc.                    21,764      790,305
 +American Eagle Outfitters
 Inc.                                 2,570       35,980
 +Ames Department Stores Inc.         1,336       10,354
 +AnnTaylor Stores Corp.              2,047       67,807
 +Ashworth Inc.                         629        2,811
 +AutoNation Inc.                    24,098      170,192
 Baker (J.) Inc.                        729        4,237
 +Barnes & Noble Inc.                 3,968       88,288
 +Bebe Stores Inc.                    2,424       20,301
 +Bell Microproducts Inc.               395        7,258
 Big Dog Holdings Inc.                  541        2,232
 +BJ's Wholesale Club Inc.            4,872      160,776
 Blair Corp.                          1,128       20,868
 Blockbuster Inc.                     1,800       17,438
 +Bluefly Inc.                          200          438
 Bob Evans Farms Inc.                 3,833       57,255
 +Books-A-Million Inc.                1,043        4,824
 +Borders Group Inc.                  4,435       69,020
 +BOWLIN Outdoor Advertising
 & Travel Centers Inc.                  200        1,275

June 30, 2000 (Unaudited)

----------------------------------------------------------------
Extended Index
Master Portfolio                             Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 +Boyds Collection Ltd. (The)                 5,400   $   45,900
 +Braun's Fashions Corp.                        450       16,509
 +Brinker International Inc.                  3,633      106,265
 +Brookstone Inc.                               397        3,809
 Brown Shoe Company Inc.                      1,708       22,204
 +Buckle Inc. (The)                           1,682       19,764
 Burlington Coat Factory Warehouse Corp.      3,019       32,643
 +buy.com Inc.                                6,824       34,333
 +Cache Inc.                                    400        1,475
 Casey's General Store Inc.                   3,854       39,985
 Cash American Investments Inc.               2,722       20,075
 Cato Corp. "A"                               1,513       17,589
 CBRL Group Inc.                              3,936       57,810
 +CDW Computer Centers Inc.                   5,444      340,250
 +Central Garden & Pet Co.                    1,332       11,946
 +Charlotte Russe Holding Inc.                1,900       19,950
 +Charming Shoppes Inc.                       6,277       31,973
 +Chico's FAS Inc.                            1,716       34,320
 +Children's Place Retail Stores Inc.         2,311       47,376
 Claire's Stores Inc.                         3,172       61,061
 +Coldwater Creek Inc.                        1,075       32,384
 +Cost Plus Inc.                              1,883       54,019
 +CSK Auto Corp.                              2,542       19,224
 +Cyberian Outpost Inc.                       2,009        9,668
 +Dallas Gold and Silver Exchange Inc.          400        3,000
 +Damark International Inc. "A"                 284        6,106
 +Dave & Buster's Inc.                          781        4,832
 +David's Bridal Inc.                         1,600       18,500
 Deb Shops Inc.                               1,184       14,800
 +Dollar Tree Stores Inc.                     6,069      240,105
 +Dress Barn Inc.                             2,018       44,648
 +Drugstore.com Inc.                          3,300       24,853
 +Duane Reade Inc.                            1,259       32,419
 +Duckwall-Alco Stores Inc.                     227        1,873
 +eBay Inc.                                  16,206      880,188
 +Egghead.com Inc.                            3,787       11,124
 +Elder-Beerman Stores Corp.                    779        3,213
 +Electronics Boutique Holdings Corp.         1,502       24,595
 +eToys Inc.                                  8,800       55,825
 +Factory 2-U Stores Inc.                       923       34,901
 Family Dollar Stores Inc.                   10,604      207,441
 Fastenal Co.                                 2,097      106,161
 +Filene's Basement Corp.                       900           10
 +Finlay Enterprises Inc.                       583        7,579
 +Footstar Inc.                               1,097       36,475
 Fred's Inc.                                  1,040       18,720
 +FreeMarkets Inc.                            2,171      102,987
 Friedman's Inc.                                739        3,649
 +Gadzooks Inc.                                 697        8,092
 +Gart Sports Co.                               343        2,058
 +GC Companies Inc.                             584       13,067
 +Genesis Direct Inc.                         1,193            6
 +Gerald Stevens Inc.                         4,261        6,125
 +Globe Business Resources Inc.                 808       10,504
 +Goody's Family Clothing Inc.                3,491       19,201
 +Guitar Center Inc.                          2,198       23,079
 Haverty Furniture Companies Inc.             1,222       10,387

----------------------------------------------------------------
                                             Shares        Value
----------------------------------------------------------------
 +Hibbet Sporting Goods Inc.                    336   $    7,896
 +HomeGrocer.com Inc.                         7,905       47,677
 +Hot Topic Inc.                                832       26,624
 +iGo Corp.                                   1,000        3,875
 +Intertan Inc.                               2,653       31,173
 Intimate Brands Inc.                        31,750      627,063
 +Jacobson Stores Inc.                          200        1,000
 +Jill (J.) Group Inc. (The)                    454        2,951
 +Jo-Ann Stores Inc.                          1,102        7,714
 +Joseph A. Bank Clothiers Inc.                 300        1,163
 +JumboSports Inc.                            8,300           17
 +Just For Feet Inc.                          1,594           40
 +Kenneth Cole Productions "A"                1,174       46,960
 +Krispy Kreme Doughnuts Inc.                   105        7,718
 +Lands' End Inc.                             1,852       61,811
 Lillian Vernon Coporation                    1,236       12,978
 +Linens 'N Things Inc.                       2,442       66,239
 Lone Star Steakhouse & Saloon Inc.           1,749       17,709
 +Marvel Enterprises Inc.                     3,233       20,004
 +Mazel Stores Inc.                             408        3,417
 +Men's Wearhouse Inc. (The)                  2,396       53,461
 +Michaels Stores Inc.                        1,927       88,281
 +Microage Inc.                               1,143          366
 +Mothers Work Inc.                             900       10,125
 +MP3.com Inc.                                3,500       47,469
 +MSC Industrial Direct Co. Inc. "A"          2,211       46,293
 +Multiple Zones International Inc.             682        2,728
 +Neiman-Marcus Group Inc. "A"                2,792       84,284
 +Neoforma.com Inc.                           6,838       48,080
 +Network Commerce Inc.                       3,100       17,050
 +99 Cents Only Stores                        2,006       79,989
 +NPC International Inc.                      2,293       20,565
 +NuCo2 Inc.                                    322        2,576
 +Nyer Medical Group Inc.                       220        1,018
 +OfficeMax Inc.                              7,191       35,955
 +O'Reilly Automotive Inc.                    3,404       47,231
 +Outback Steakhouse Inc.                     4,394      128,525
 +Pacific Sunwear of California Inc.          1,911       35,831
 +Pantry Inc. (The)                           1,400       12,950
 +Payless Shoesource Inc.                     1,804       94,146
 +PC Connection Inc.                          1,709       97,413
 +Petco Animal Supplies Inc.                  2,377       46,649
 Pier 1 Imports Inc.                          5,551       54,122
 +Piercing Pagoda Inc.                          436        6,322
 +Priceline.com Inc.                         10,522      399,672
 +PurchasePro.com Inc.                        1,800       73,800
 +RDO Equipment Co. "A"                         200        1,100
 +Right Start (The)                           3,600       16,425
 Ross Stores Inc.                             5,000       85,313
 Ruby Tuesday Inc.                            2,892       36,331
 +Ryan's Family Steak Houses Inc.             2,791       23,549
 +S&K Famous Brands Inc.                        900        6,188
 +Saks Inc.                                   8,562       89,901
 +Samsonite Corp.                             2,267       10,202
 +School Specialty Inc.                       1,352       25,097
 +7-Eleven Inc.                               5,009       68,874
 +Shopko Stores Inc.                          1,467       22,555

June 30, 2000 (Unaudited)

--------------------------------------------------------
Extended Index
Master Portfolio                     Shares        Value
--------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------
 +Sound Advice Inc.                     200   $    1,913
 Spiegel Inc. "A"                     7,393       62,841
 +Sport Chalet Inc.                     300        1,388
 +Stamps.com Inc.                     4,200       30,713
 +Stein Mart Inc.                     4,129       42,322
 +StyleSite Marketing Inc.            1,400            1
 +Sunglass Hut International
 Inc.                                 4,116       33,828
 +Systemax Inc.                       2,716       10,525
 Talbots Inc. (The)                   1,904      104,601
 +Too Inc.                            1,700       43,244
 +Trans World Entertainment
 Corp.                                2,564       31,089
 +Travis Boats & Motors Inc.            958        5,269
 +Tuesday Morning Corp.               2,600       27,300
 +Tweeter Home Entertainment
 Group Inc.                           1,064       32,319
 +Urban Outfitters Inc.               1,453       12,805
 +Value City Department Stores
 Inc.                                 2,244       21,318
 +Valuevision International
 Inc. "A"                             2,142       51,408
 +Venator Group Inc.                  8,363       85,721
 +Ventro Corporation                  2,900       54,738
 +Webvan Group Inc.                   1,300        9,466
 +Wet Seal Inc. "A"                   1,608       21,105
 +Whitehall Jewellers Inc.            1,182       22,015
 +Williams-Sonoma Inc.                3,388      109,898
 +Wilsons The Leather Experts
 Inc.                                   899       13,197
 +Yankee Candle Co. Inc. (The)        3,500       75,688
 +Zale Corp.                          2,104       76,796
                                              ----------
                                               8,657,290
                                              ----------
Semiconductors--3.26%
 +Alliance Semiconductor Corp.        2,230       54,774
 +Amkor Technology Inc.               7,973      281,547
 +Applied Micro Circuits Corp.        7,648      755,240
 +Atmel Corp.                        13,910      512,931
 +Broadcom Corp.                      7,256    1,588,611
 +Cirrus Logic Inc.                   3,557       56,912
 +Cypress Semiconductor Corp.         6,947      293,511
 +General Semiconductor Inc.          2,258       33,306
 +International Rectifier Corp.       4,005      224,280
 +Lam Research Corp.                  7,699      288,713
 +Lattice Semiconductor Corp.         2,896      200,186
 +Marvell Technology Group Ltd.       2,174      123,918
 +MEMC Electronics Materials
 Inc.                                 4,812       86,616
 +Pericom Semiconductor Corp.         1,344       91,392
 +Pixelworks Inc.                     2,194       49,914
 +QLogic Corp.                        4,640      306,530
 +Quantum Effect Devices Inc.         1,444       82,308
 +Rambus Inc.                         6,132      631,596
 +SDL Inc.                            4,624    1,318,707
 +TriQuint Semiconductor Inc.         2,446      234,052
 +Varian Semiconductor
 Equipment Associates Inc.            1,730      108,666
 +Vitesse Semiconductor Corp.        10,952      805,657
                                              ----------
                                               8,129,367
                                              ----------

--------------------------------------------------------
                                     Shares        Value
--------------------------------------------------------
Software--7.69%
 +Acxiom Corp.                        5,072   $  138,212
 +Akamai Technologies Inc.              877      104,130
 +America Online Inc.                   789       41,617
 +American Management Systems
 Inc.                                 2,578       84,631
 +Apropos Technology Inc.             1,300       25,838
 +Ariba Inc.                         12,100    1,186,367
 +At Home Corp. "A"                  22,107      458,720
 +Avant! Corp.                        4,417       82,750
 +BEA Systems Inc.                   15,452      763,908
 +BroadVision Inc.                   15,418      783,427
 +Cadence Design Systems Inc.        15,871      323,372
 +Caminus Corp.                         760       18,620
 +CareInsite Inc.                     4,300       76,863
 +Centillium Communications
 Inc.                                 1,976      136,344
 +ChoicePoint Inc.                    2,568      114,276
 +Chordiant Software Inc.             4,054       67,398
 +CMGI Inc.                          17,455      799,657
 +CNET Networks Inc.                  5,140      126,251
 +Cobalt Group Inc.                   2,600       17,875
 +Computer Horizons Corp.             1,894       25,451
 +Concentrix Inc.                       225          900
 +Concero Inc.                          600        7,350
 +Corillian Corp.                     1,847       30,706
 +Covad Communications Group
 Inc.                                 9,111      146,915
 +CSG Systems International
 Inc.                                 2,998      168,075
 +CyBear Inc.                         1,500        4,031
 +DigitalThink Inc.                   1,990       71,391
 +DoubleClick Inc.                    7,444      283,803
 +EarthLink Inc.                      7,797      120,370
 +Edwards (J.D.) & Co.                6,565       98,885
 +Electronic Arts Inc.                4,227      308,307
 +eMerge Interactive Inc. "A"         1,462       26,225
 +Envision Development Corp.            600       15,600
 +EPIQ Systems Inc.                     207        2,251
 +ePresence Inc.                      2,346       17,009
 +eXcelon Corp.                       2,332       18,510
 +Exodus Communications Inc.         22,840    1,052,068
 +Extensity Inc.                      1,120       38,360
 +FirePond Inc.                       1,751       63,036
 +Fiserv Inc.                         7,400      320,050
 +Genuity Inc.                       12,019      110,049
 +Geoworks Corp.                      1,120       17,640
 +GraphOn Corp.                       2,600       22,100
 +Healtheon/WebMD Corp.              11,381      168,581
 +HealthGate Data Corp.                 900        1,463
 +HealthStream Inc.                   1,041        5,726
 +HearMe Inc.                         1,700        7,650
 +Homestore.com Inc.                  5,000      145,938
 +i2 Technologies Inc.               11,367    1,185,187
 +iBeam Broadcasting Corp.            6,497      116,946
 +Information Resources Inc.          2,141        8,430
 +Informix Corp.                     17,525      130,342
 +Infospace.com Inc.                 14,000      773,500
 +Inktomi Corp.                       6,844      809,303
 +Innoveda Inc.                       2,888       13,177
 +Internet Capital Group LLC          1,984       73,439
 +Internet Pictures Corp.             3,221       48,718
 +Intuit Inc.                        12,353      511,105

June 30, 2000 (Unaudited)

---------------------------------------------------------------------
Extended Index
Master Portfolio                                  Shares        Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
 +iVillage Inc.                                    2,800   $   23,625
 +JDA Software Group Inc.                          2,263       43,421
 +Keane Inc.                                       3,849       83,235
 +L90 Inc.                                         1,900       19,950
 +Lante Corp.                                      2,834       57,920
 +Legato Systems Inc.                              5,282       79,890
 +LHS Group Inc.                                   3,343      115,334
 +LifeMinders Inc.                                 1,600       47,300
 +Lightning Rod Software Inc.                        200          975
 +Lightspan Inc.                                   4,460       24,530
 +Loudeye Technologies Inc.                        2,212       38,572
 +Lycos Inc.                                       6,942      374,868
 +Macromedia Inc.                                  3,189      308,336
 +Manugistics Group, Inc.                          1,779       83,168
 +Mercator Software Inc.                           1,682      115,638
 National Data Corp.                               1,916       44,068
 +netGuru Inc.                                     1,600       28,600
 +Netpliance Inc.                                  3,827       34,921
 +Network Associates Inc.                          9,017      183,721
 +NetZero Inc.                                     6,400       33,400
 +New Era of Networks Inc.                         2,188       92,990
 +NorthPoint Communications Group Inc.             8,000       89,500
 +Numerical Technologies Inc.                      1,548       75,272
 +Objective Systems Integrator Inc.                5,184       55,404
 +OnDisplay Inc.                                   1,800      146,588
 +Opus360 Corp.                                    2,786       10,273
 +Peregrine Systems Inc.                           8,364      290,135
 +Per-Se Technologies Inc.                             1            9
 +Phone.com Inc.                                   4,400      286,550
 +Pixar Inc.                                       2,588       91,227
 +PLATO Learning Inc.                              1,500       20,625
 +Policy Management Systems Corp.                  3,413       52,475
 +Previo Inc.                                      2,300       18,113
 +Prodigy Communications Corp. "A"                 3,738       39,249
 +Promotions.com. Inc.                             1,100        5,500
 +PSINET Inc.                                     11,080      278,395
 +RadiSys Corp.                                      963       54,650
 +Rational Software Corp.                          5,688      528,629
 +RealNetworks Inc.                                9,688      489,850
 +Remedy Corp.                                     1,573       87,695
 Reynolds & Reynolds Co. "A"                       4,877       89,005
 +Rhythms Netconnections Inc.                      5,200       65,325
 +Saba Software Inc.                               3,033       63,693
 +Simione Central Holdings Inc.                       56          168
 +SkillSoft Corp.                                  3,459       48,858
 +Structural Dynamics Research Corp.               3,927       59,150
 +Sybase Inc.                                      4,356      100,188
 +Symantec Corp.                                   3,879      209,224
 Total System Services Inc.                       11,381      180,673
 +TriZetto Group Inc. (The)                        2,600       42,088
 +Ulticom Inc.                                     1,844       44,285
 +USinternetworking Inc.                           5,625      114,961
 +ValueClick Inc.                                  3,520       36,080
 +Verio Inc.                                       5,046      279,974
 +Via Net.Works Inc.                               2,995       46,235
 +Vicinity Corp.                                   1,774       34,815
 +Vignette Corp.                                  12,000      624,188
 +Virage Inc.                                        201        3,631

---------------------------------------------------------------------
                                                  Shares        Value
---------------------------------------------------------------------
 +V-One Corp.                                      2,900   $   14,500
 +webMethods Inc.                                  1,955      307,302
 +Witness Systems Inc.                             1,800       43,875
 +ZEROplus.com Inc.                                1,100        3,438
 +ZipLink Inc.                                       900        5,400
                                                           ----------
                                                           19,190,500
                                                           ----------
Telecommunication Equipment--4.87%
 +Accelerated Networks Inc.                          836       35,301
 +ADTRAN Inc.                                      2,418      144,778
 +Advanced Fibre Communications Inc.               5,085      230,414
 +AltiGen Communications Inc.                      4,300       25,531
 +American Tower Corp.                             9,271      386,485
 +ANTEC Corp.                                      1,993       82,834
 +Avanex Corp.                                       446       42,593
 +Ciena Corp.                                      8,819    1,470,017
 +Commscope Inc.                                   3,405      139,605
 +E-Tek Dynamics Inc.                              4,348    1,147,057
 +Glenayre Technologies Inc.                       3,286       34,708
 +Handspring Inc.                                  3,520       95,040
 +Harmonic Inc.                                    3,053       75,562
 Harris Corp.                                      4,200      137,550
 +JDS Uniphase Corp.                              34,102    4,087,977
 +Metromedia Fiber Network Inc.                   29,622    1,175,623
 +New Focus Inc.                                     270       22,174
 +Palm Inc.                                        1,755       58,573
 +RF Micro Devices Inc.                            4,976      436,022
 +SBA Communications Corp.                         2,000      103,875
 +Science Dynamics Corp.                           1,200       13,875
 +Sonus Networks Inc.                                858      135,457
 +Spectrasite Holdings Inc.                        7,500      212,813
 +Sycamore Networks Inc.                          15,400    1,699,775
 +Telaxis Communications Corp.                       737       23,031
 +Williams Communications Group Inc.               4,300      142,706
                                                           ----------
                                                           12,159,376
                                                           ----------
Telecommunications--8.96%
 +Act Networks Inc.                                2,246       34,392
 +Active Voice Corp.                                 600        4,800
 +ACTV Inc.                                        2,567       38,345
 +Adaptive Broadband Corp.                         1,744       64,092
 +Adelphia Business Solutions Inc.                 1,925       44,636
 +Advanced Radio Telecom Corp.                     1,685       24,643
 +AirGate PCS Inc.                                   700       36,794
 +Airnet Communications Corp.                      2,639       68,944
 +Alamosa PCS Holdings Inc.                        3,936       82,164
 +Alaska Communications Systems Holdings Inc.      2,600       26,975
 +Allegiance Telecom Inc.                          6,728      430,592
 +Allen Telecom Inc.                               2,811       49,720
 +Allied Riser Communications Corp.                3,000       42,375
 +American Access Technologies Inc.                  300        1,856
 +ANADIGICS Inc.                                   1,514       51,571
 +Ancor Communications Inc.                        1,726       61,731
 +Andrea Electronics Corp.                         2,496       17,784
 Applied Signal Technology Inc.                      375        4,336

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index
Master Portfolio                              Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +Arch Communications Group Inc.               5,166   $   33,579
 +Aspect Communications Corp.                  2,788      109,603
 +@Comm Corporation                              100        1,731
 Atlantic Tele-Network Inc.                      319        3,011
 +Audiovox Corp. "A"                           1,336       29,476
 +Aware Inc.                                   1,227       62,730
 +B.I. Inc.                                    1,000        5,375
 +Blonder Tongue Laboratories Inc.               370        2,752
 +Bogen Communications International Inc.        300        2,213
 +Boston Communications Group Inc.             2,800       39,200
 +Brightpoint Inc.                             2,643       22,878
 Broadwing Inc.                               13,526      350,831
 C F W Communications Co.                        582       21,825
 +Cable Design Technologies Corp.              1,762       59,027
 +Carrier Access Corp.                         1,356       71,699
 +Catapult Communications Corp.                  700        7,044
 +Celeritek Inc.                                 600       24,488
 +Centennial Cellular Corp. "A"                6,072       83,490
 +Centigram Communications Corp.                 320        8,180
 +Channell Commercial Corp.                      408        4,896
 +Checkpoint Systems Inc.                      3,397       25,478
 +Choice One Communications Inc.               1,857       75,789
 +Citizen Communications Co.                  15,257      263,183
 +Cognitronics Corp.                             900       11,644
 +Com21 Inc.                                   1,130       28,250
 +Comdial Corp.                                  594        2,636
 +Commonwealth Telephone Enterprises Inc.      1,123       52,851
 Communications Systems Inc.                     324        4,941
 Comsat Corp.                                  2,519       62,188
 +Comtech Telecommunications Corp.               300        4,950
 +Concord Communications Inc.                    779       31,063
 Conestoga Enterprises Inc.                      257        4,697
 +Convergent Communications Inc.               2,000       16,000
 +Copper Mountain Networks Inc.                3,100      273,188
 +Cosair Communications Inc.                   1,059       30,446
 +Cox Communications Inc. "A"                 36,401    1,658,521
 +Crown Castle International Corp.             8,909      325,179
 CT Communications Inc.                        1,200       34,125
 +CTC Communications Group Inc.                1,138       40,968
 Cubic Corp.                                     728       13,650
 +Cypress Communications Inc.                  2,982       21,620
 +Cytogen Corp.                                4,500       45,563
 D&E Communications Inc.                         273        5,324
 +Data Race Inc.                               3,209       21,260
 +Davox Corp.                                    762        9,858

-----------------------------------------------------------------
                                              Shares        Value
-----------------------------------------------------------------
 +Deltathree.com Inc.                          2,063   $   30,042
 +Detection Systems Inc.                         283        2,689
 +Digital Island Inc.                          3,900      189,638
 +Digital Lightware Inc.                       1,977      198,689
 +Digital Microwave Corp.                      3,860      147,163
 +Ditech Communications Corp.                  1,800      170,213
 +Dobson Communications Corp. "A"              5,025       96,731
 +DSL.net Inc.                                 3,700       38,156
 +e.spire Communications Inc.                  3,193       21,553
 +Echostar Communications Corp.               14,456      478,629
 +Efficient Networks Inc.                      3,300      242,756
 +eGlobe Inc.                                  1,600        4,800
 +Elantec Semiconductor Inc.                   1,900      132,288
 +Electric Lightwave Inc. "A"                    382        7,139
 +Eltrax Systems Inc.                          1,383        8,212
 +eShare Technologies Inc.                     1,281        8,967
 +Ezenia! Inc.                                   690        3,062
 +FirstCom Corp.                               1,800       27,113
 +Focal Communications Corp.                   3,500      125,125
 +General Communication Inc. "A"               5,033       25,794
 +General DataComm Industries Inc.             3,900       23,644
 +Gentner Communications Corp.                   400        5,600
 +Global Crossing Ltd.                             1           17
 Global Telesystems Group Inc.                11,772      142,000
 +Globix Corp.                                 1,808       52,997
 +GoAmerica Inc.                               2,346       36,216
 +GST Telecommunications Inc.                  3,736        3,561
 Harmon Industries Inc.                        2,489       32,979
 +Hector Communications Corp.                    500        6,563
 +Hello Direct Inc.                              300        3,563
 Hickory Tech Corp.                              503        6,130
 +High Speed Access Corp.                      4,000       26,250
 +Hughes Electronics Corp.                    13,081    1,147,858
 +Hungarian Telephone and Cable Corp.          1,300        7,800
 +ibasis Inc.                                  2,400      103,350
 +ICG Communications Inc.                      2,658       58,642
 +I-Link Inc.                                  1,939       10,422
 +Illuminet Holdings Inc.                      1,800       91,575
 +Inet Technologies Inc.                       2,800      151,900
 +Infonet Services Corp. "B"                  19,395      231,528
 +InteliData Technologies Corp.                3,100       31,969
 +Interactive Intelligence Inc.                  900       33,750
 +InterDigital Communications Corp.            3,187       52,785
 +Interspeed Inc.                              2,200       36,850
 Inter-Tel Inc.                                1,568       25,186
 +InterVoice Inc.                              1,990       13,059
 +ITC DeltaCom Inc.                            3,294       73,497
 +L-3 Communications Holdings Inc.             2,424      138,320
 +Latitude Communications Inc.                 1,300       14,544
 +LCC International Inc. "A"                   1,600       43,700

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index
Master Portfolio                              Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 +Leap Wireless International Inc.             1,555   $   73,085
 +Level 3 Communications Inc.                 22,641    1,992,408
 +Lifeline Systems Inc.                          214        2,996
 +Lightbridge Inc.                             1,590       37,961
 +Lightpath Technologies Inc. "B"                500       19,906
 +Loral Space & Communications Ltd.           16,097      111,673
 +MarketWatch.com Inc.                         1,125       21,164
 +MCK Communications Inc.                      1,300       30,063
 +McLeodUSA Inc. "A"                          35,413      732,606
 +Medialink Worldwide Inc.                       237        1,644
 +MessageMedia Inc.                            2,357        8,250
 +Metricom Inc.                                1,887       52,600
 +Metro One Telecommunications Inc.            1,210       15,201
 +Metrocall Inc.                               4,710       42,390
 +MGC Communications Inc.                      1,832      109,806
 +Motient Corp.                                3,084       48,380
 +Natural Microsystems Corp.                     990      111,313
 +Net2Phone Inc.                               1,300       46,394
 +Network Access Solutions Corp.               2,300       21,994
 +Network Plus Corp.                           3,300       46,819
 +Next Level Communications Inc.               4,900      420,175
 +NorthEast Optic Network Inc.                   892       54,970
 +Notify Technology Corp.                        200          763
 +NTL Inc.                                     8,878      531,570
 +NumereX Corp. "A"                            2,900       35,888
 +Osicom Technologies Inc.                       721       61,015
 +Pacific Gateway Exchange Inc.                1,158        3,944
 +Pac-West Telecomm Inc.                       1,900       38,000
 +PanAmSat Corp.                               1,154       50,415
 +P-Com Inc.                                   4,105       23,347
 +Plantronics Inc.                             1,240      143,220
 +Pliant Systems Inc.                          2,200       13,750
 +Polycom Inc.                                 2,224      209,265
 +Powertel Inc.                                1,817      128,893
 +Powerwave Technologies Inc.                  3,813      167,772
 +Primus Telecommunications Group Inc.         2,354       58,556
 +Proxim Inc.                                    698       69,080
 +PTEK Holdings Inc.                           4,348       14,131
 +Qwest Communications International Inc.     47,084    2,339,486
 +Razorfish Inc.                               5,150       82,722
 +RCN Corp.                                    4,617      117,156
 +Rural Cellular Corp. "A"                       786       60,178
 +Savvis Communications Corp.                  6,224       81,301
 +Sawtek Inc.                                  2,366      136,193
 +SCC Communications Corp.                       400        2,700
 +Seachange International Inc.                 1,209       34,910
 +Sirius Satellite Radio Inc.                  2,037       90,265
 +Spectralink Corp.                            1,666       24,365
 +STAR Telecommunications Inc.                 4,590       11,618
 +Startec Global Communications Corp.          1,801       19,248
 +STM Wireless Inc. "A"                        1,000        5,875

-----------------------------------------------------------------
                                              Shares        Value

-----------------------------------------------------------------
 +Talk.com Inc.                                3,388   $   19,693
 +Tekelec                                      3,821      184,124
 +TeleCorp. PCS Inc.                           5,423      218,615
 +Teligent Inc. "A"                            2,265       53,511
 +Telocity Inc.                                6,837       31,194
 +Telular Corp.                                2,200       26,400
 +Terayon Communications Systems Inc.          3,668      235,612
 +Tessco Technologies Inc.                       162        4,536
 +Time Warner Telecom Inc. "A"                 1,600      103,000
 +Titan Corp. (The)                            3,376      151,057
 +T-Netix Inc.                                 1,582        6,625
 +Tollgrade Communications Inc.                  628       83,210
 +Total-Tel USA Communications Inc.              284        2,840
 +Tritel Inc.                                  6,200      184,063
 +Triton PCS Holdings Inc. "A"                 3,100      179,025
 +Tut Systems Inc.                             1,000       57,375
 +Ultrak Inc.                                    542        4,404
 +United States Cellular Corp.                 5,509      347,067
 +Ursus Telecom Corp.                            300        1,950
 +US LEC Corp. "A"                               581        9,877
 +Vari-L Co. Inc.                                300        3,488
 +VerticalNet Inc.                             4,600      169,913
 +VIALOG Corp.                                   600        2,325
 +Viasat Inc.                                    457       24,792
 +Viatel Inc.                                  2,859       81,660
 +Vixel Corp.                                  3,900       32,175
 +Voicestream Wireless Corp.                  10,105    1,175,180
 +VTEL Corp.                                   2,700       10,125
 Warwick Valley Telephone Co.                     89        3,516
 +WebLink Wireless Inc.                        5,172       68,529
 +West Teleservices Corp.                      3,433       86,898
 +Westell Technologies Inc.                    1,858       27,870
 +Western Wireless Corp. "A"                   4,526      246,667
 +Winstar Communications Inc.                  5,399      182,891
 +WorldGate Communications Inc.                2,600       46,150
 +XETA Corp.                                     200        6,238
 +ZixIt Corp.                                    749       34,501
 +Zoom Telephonics Inc.                        2,200       14,300
 +Z-Tel Technologies Inc.                      1,500       18,000
                                                       ----------
                                                       22,354,984
                                                       ----------
 Telephone--0.40%
 +Intermedia Communications Inc.               3,374      100,377
 +NEXTLINK Communications Inc.                13,644      517,619
 Telephone & Data Systems Inc.                 3,836      384,559
                                                       ----------
                                                        1,002,555
                                                       ----------
 Textiles--0.50%
 +Alpine Group (The)                             696        4,698
 +Chemfab Corp.                                  289        3,432
 Cintas Corp.                                 10,695      392,373
 +Columbia Sportswear Co.                      1,629       43,779
 +Cone Mills Corp.                               937        5,798
 Culp Inc.                                       581        2,978
 +Cutter & Buck Inc.                           1,204        9,557
 +Dan River Inc. "A"                           1,800        8,550

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
Extended Index
Master Portfolio                              Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 Decorator Industries Inc.                       100   $      463
 +Dixie Group Inc.                               508        1,969
 Fab Industries Inc.                             205        2,178
 First Years Inc. (The)                          384        4,272
 Garan Inc.                                      589       13,326
 +Genesco Inc.                                 1,199       19,259
 +Gerber Childrenswear Inc.                    1,474        7,831
 +Global Sports Inc.                           1,439        9,264
 +Guess ? Inc.                                 2,319       32,466
 Guilford Mills Inc.                           2,139        9,091
 Haggar Corp.                                    316        3,713
 +Hampshire Group Ltd.                           900        6,525
 Justin Industries Inc.                        1,176       25,725
 Kellwood Co.                                  1,367       28,878
 LaCrosse Footwear Inc.                          300        1,500
 +Lakeland Industries Inc.                       200        1,250
 +Leslie Fay Co. Inc.                             45          152
 +Maxwell Shoe Co. Inc. "A"                    1,224       12,087
 +McNaughton Apparel Group Inc.                  300        3,150
 +Mohawk Industries Inc.                       4,665      101,464
 +Nautica Enterprises Inc.                     2,466       26,355
 Oxford Industries Inc.                          814       14,652
 Penn Engineering & Manufacturing Corp.          417       14,699
 +Perry Ellis International Inc.               1,000        8,000
 Pillowtex Corporation                           731        3,107
 +Polo Ralph Lauren Corp.                      2,206       31,436
 Polymer Group Inc.                            2,131       19,712
 +PremiumWear Inc.                               200        2,675
 +Quaker Fabric Corp.                            700        3,544
 +Quiksilver Inc.                              1,669       25,974
 +Rocky Shoes & Boots Inc.                       100          506
 +Saucony Inc. "B"                               300        2,963
 Shaw Industries Inc.                          7,495       93,688
 +Sirena Apparel Group Inc. (The)                300            2
 +Sport-Haley Inc.                               200          825
 +Starter Corp.                                3,200            3
 Superior Uniform Group Inc.                     989        8,592
 +Tag-It Pacific Inc.                            500        2,469
 +Tandy Brands Accessories Inc.                  700        5,513
 +Tarrant Apparel Group                        2,213       19,779
 +Timberland Co.                               1,226       86,816
 +Triarc Companies Inc.                        1,308       26,814
 +Tropical Sportswear International Corp.        349        6,108
 Westpoint Stevens Inc.                        3,330       37,046
 Weyco Group Inc.                                487       12,419
 Wolverine World Wide Inc.                     4,159       41,070
                                                       ----------
                                                        1,250,495
                                                       ----------
 Tobacco--0.11%
 R.J. Reynolds Tobacco Holdings Inc.           7,800      217,913
 Universal Corporation                         1,406       29,702
 Vector Group Ltd.                             1,483       21,874
                                                       ----------
                                                          269,489
                                                       ----------
 Toys/Games/Hobbies--0.02%
 +Department 56 Inc.                           1,908       20,988
 +Topps Co. (The)                              2,611       30,027
                                                       ----------
                                                           51,015
                                                       ----------

-----------------------------------------------------------------
                                              Shares        Value
-----------------------------------------------------------------
 Transportation--0.92%
 +ABC Rail Products Corp.                      1,831 $     14,648
 Airborne Freight Corp.                        2,660       50,374
 Alexander & Baldwin Inc.                      3,400       75,013
 +Allied Holdings Inc.                           490        2,940
 +AMERCO                                       1,611       32,220
 +American Classic Voyages Co.                 2,034       41,951
 +American Freightways Corp.                   2,215       32,118
 +Arkansas Best Corp.                          1,223       12,154
 Arnold Industries Inc.                        2,724       32,858
 +Avis Rent A Car Inc.                         2,100       39,375
 +Boyd Brothers Transportation Inc.              300        1,238
 +Budget Group Inc.                            1,609        6,637
 +Carey International Inc.                       448        6,216
 +Celadon Group Inc.                             445        5,006
 CH Robinson Worldwide Inc.                    2,243      111,029
 Circle International Group Inc.               1,666       41,858
 CNF Transportation Inc.                       3,238       73,665
 +Consolidated Freightways Corp.               1,266        5,143
 +Covenant Transport Inc. "A"                    663        5,304
 +Dollar Thrifty Automotive Group Inc.         1,679       30,957
 +EGL Inc.                                     1,407       43,265
 Expeditors International Washington Inc.      3,404      161,690
 Florida East Coast Industries Inc.            2,523      100,920
 +Forward Air Corp.                              993       39,720
 +Fritz Companies Inc.                         3,622       37,352
 +Genesee & Wyoming Inc. "A"                     183        3,065
 Greenbrier Companies Inc.                       525        3,806
 +Heartland Express Inc.                       2,142       35,745
 +Hub Group Inc. "A"                             358        5,348
 Hunt (J.B.) Transport Services Inc.           2,492       38,470
 +Hvide Marine Inc. "A"                            5            1
 +International Aircraft Investors             1,400        7,350
 International Shipholding Corp.                 846        7,403
 Kenan Transport Co.                             108        2,187
 +Kirby Corp.                                  2,435       51,744
 +KLLM Transport Services Inc.                   500        3,953
 +Landair Corp.                                1,000        4,875
 +Landstar System Inc.                           464       27,637
 +Lynch Corp.                                     52        1,684
 +Lynch Interactive Corp.                        152       14,288
 +M.S. Carriers Inc.                           1,348       23,759
 Maritrans Inc.                                  540        3,274
 +Marten Transport Ltd.                          300        3,900
 Morgan Group Inc. (The) "A"                     200        1,200
 +Motor Cargo Industries Inc.                    400        1,850
 Oglebay Norton Co.                              475       12,113
 +Old Dominion Freight Line Inc.                 506        4,934
 Overseas Shipholding Group Inc.               1,746       42,995
 +P.A.M. Transportation Services Inc.            673        6,394

June 30, 2000 (Unaudited)

-------------------------------------------------------------------------------
Extended Index
Master Portfolio                                            Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
 Polaris Industries Partners LP "A"                          1,247  $    39,904
 Providence & Worcester Railroad Co.                           500        3,813
 +RailAmerica Inc.                                             983        6,267
 Roadway Express Inc.                                          965       22,617
 Rollins Truck Leasing Corp.                                 5,430       37,671
 Royal Caribbean Cruises Ltd.                               11,518      213,083
 +Simon Transportation Services Inc.                           500        2,969
 +Swift Transportation Co. Inc.                              4,041       56,574
 Thor Industries Inc.                                        1,446       30,366
 +Todd Shipyards Corporation                                   600        4,725
 +TransFinancial Holdings Inc.                                 200          300
 +Transport Corp. of America Inc.                              591        3,842
 +U.S. Xpress Enterprises Inc. "A"                             682        5,499
 United Parcel Service Inc.                                  6,800      401,200
 US Freightways Corp.                                        1,375       33,773
 +USA Truck Inc.                                               547        3,214
 Werner Enterprises Inc.                                     2,322       26,848
 +Willis Lease Finance Corp.                                   368        2,300
 +Wisconsin Central Transportation Corp.                     4,587       59,631
 +Yellow Corporation                                         2,448       36,108
                                                                     ----------
                                                                      2,302,330
                                                                     ----------
Trucking & Leasing--0.05%
 GATX Corporation                                            2,804       95,336
 +Xtra Corp.                                                   687       27,094
                                                                     ----------
                                                                        122,430
                                                                     ----------
Water--0.16%
 American Water Works Inc.                                   6,509      162,725
 +Azurix Corp.                                               6,400       50,000
 California Water Service Group                              1,464       35,502
 Connecticut Water Service Inc.                                467       12,492
 E-Town Corp.                                                   76        5,049
 +Kaiser Ventures Inc.                                         478        6,632
 Middlesex Water Co.                                           461       13,196
 Philadelphia Suburban Corp.                                 2,212       45,346
 Southwest Water Co.                                           282        3,666
 United Water Resources Inc.                                 2,177       75,923
                                                                    ----------
                                                                        410,531
                                                                    -----------
TOTAL COMMON STOCKS
 (Cost: $205,525,982)                                               240,301,565
                                                                    -----------

-------------------------------------------------------------------------------
                                                         Principal        Value
-------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--0.41%
 *++U.S. Treasury Bills 5.61%, 09/21/00                 $1,040,000   $1,026,896
                                                                     ----------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $1,026,675)                                                   1,026,896
                                                                     ----------
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.15%
 Investors Bank and Trust Tri Party Repurchase
 Agreement, dated 6/30/00, due 7/03/00, with a maturity
 value of $7,878,475 and an effective yield of 6.30%.    7,874,341    7,874,341
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $7,874,341)                                                   7,874,341
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES -- 99.86%
 (Cost $214,426,998)                                                249,202,802
Other Assets, Less Liabilities--0.14%                                   341,964
                                                                   ------------
NET ASSETS--100.00%                                                $249,544,766
                                                                   ============
-------------------------------------------------------------------------------

Notes to the Schedule of Investments:
 + Non-income earning securities.

 * Yield to Maturity.

++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of Mid Cap 400 Index and Russell 2000 Index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

June 30, 2000 (Unaudited)

----------------------------------------------------------------
S&P 500 Index
Master Portfolio                           Shares          Value
----------------------------------------------------------------
COMMON STOCKS--96.53%
----------------------------------------------------------------
Advertising--0.25%
 Interpublic Group of Companies Inc.       88,983   $  3,826,269
 Omnicom Group Inc.                        52,409      4,667,677
 Young & Rubicam Inc.                      21,250      1,215,234
                                                    ------------
                                                       9,709,180
                                                    ------------
Aerospace/Defense--0.99%
 Boeing Co.                               267,657     11,191,408
 General Dynamics Corp.                    59,166      3,091,423
 Goodrich (B.F.) Co.                       31,653      1,078,180
 Honeywell International Inc.             235,506      7,933,608
 Lockheed Martin Corp.                    118,063      2,929,438
 Northrop Grumman Corp.                    20,579      1,363,359
 Raytheon Co. "B"                         100,313      1,931,025
 United Technologies Corp.                138,858      8,175,265
                                                    ------------
                                                      37,693,706
                                                    ------------
Airlines--0.17%
 +AMR Corp.                                44,117      1,166,343
 Delta Air Lines Inc.                      36,167      1,828,694
 Southwest Airlines Co.                   146,387      2,772,204
 +US Airways Group Inc.                    19,665        766,935
                                                    ------------
                                                       6,534,176
                                                    ------------
Apparel--0.13%
 Liz Claiborne Inc.                        16,121        568,265
 Nike Inc. "B"                             80,682      3,212,152
 +Reebok International Ltd.                16,696        266,093
 Russell Corp.                              9,607        192,140
 VF Corp.                                  33,740        803,434
                                                    ------------
                                                       5,042,084
                                                    ------------
Auto Manufacturers--0.68%
 Ford Motor Co.                           355,660     15,293,380
 General Motors Corp. "A"                 157,839      9,164,527
 +Navistar International Corp.             18,266        567,388
 PACCAR Inc.                               22,623        897,850
                                                    ------------
                                                      25,923,145
                                                    ------------
Auto Parts & Equipment--0.18%
 Cooper Tire & Rubber Co.                  21,817        242,714
 Dana Corp.                                44,980        953,014
 Delphi Automotive Systems Corp.          166,161      2,419,720
 Goodyear Tire & Rubber Co.                46,125        922,500
 TRW Inc.                                  36,427      1,580,021
 +Visteon Corp.                            46,568        564,634
                                                    ------------
                                                       6,682,603
                                                    ------------
Banks--4.37%
 Amsouth Bancorp                          115,902      1,825,457
 Bank of America Corp.                    488,955     21,025,065
 Bank of New York Co. Inc.                217,656     10,121,004
 Bank One Corp.                           338,401      8,988,777
 BB&T Corp.                               102,884      2,456,356

----------------------------------------------------------------
                                           Shares          Value
----------------------------------------------------------------
 Charter One Financial Inc.                61,800   $  1,421,400
 Chase Manhattan Corp.                    364,952     16,810,602
 Comerica Inc.                             46,138      2,070,443
 Fifth Third Bancorp                       91,408      5,781,556
 First Union Corp.                        289,342      7,179,298
 Firstar Corp.                            286,181      6,027,687
 FleetBoston Financial Corp.              265,918      9,041,212
 Golden West Financial Corp.               46,604      1,902,026
 Huntington Bancshares Inc.                65,477      1,035,355
 KeyCorp                                  128,259      2,260,565
 Mellon Financial Corp.                   144,933      5,280,996
 Morgan (J.P.) & Co. Inc.                  47,939      5,279,282
 National City Corp.                      178,864      3,051,867
 Northern Trust Corp.                      65,596      4,267,840
 Old Kent Financial Corp.                  40,530      1,084,177
 PNC Bank Corp.                            85,645      4,014,609
 Regions Financial Corp.                   65,133      1,294,518
 SouthTrust Corp.                          49,639      1,123,082
 State Street Corp.                        47,492      5,037,120
 Summit Bancorp                            51,906      1,278,185
 SunTrust Banks Inc.                       89,242      4,077,244
 Synovus Financial Corp.                   83,331      1,468,709
 U.S. Bancorp                             221,809      4,269,823
 Union Planters Corp.                      39,895      1,114,567
 Wachovia Corp.                            59,690      3,238,182
 Washington Mutual Inc.                   161,622      4,666,835
 Wells Fargo & Company                    475,374     18,420,742
                                                    ------------
                                                     166,914,581
                                                    ------------
Beverages--1.95%
 Anheuser-Busch Companies Inc.            133,274      9,953,902
 Brown-Forman Corp. "B"                    20,210      1,086,287
 Coca-Cola Co.                            730,291     41,946,089
 Coca-Cola Enterprises                    124,098      2,024,349
 Coors (Adolph) Company "B"                10,832        655,336
 PepsiCo Inc.                             425,204     18,895,003
                                                    ------------
                                                      74,560,966
                                                    ------------
Biotechnology--0.63%
 +Amgen Inc.                              302,912     21,279,568
 +Biogen Inc.                              43,850      2,828,325
                                                    ------------
                                                      24,107,893
                                                    ------------
Building Materials--0.11%
 Armstrong Holdings Inc.                   11,893        182,112
 Masco Corp.                              132,383      2,391,168
 Owens Corning                             16,386        151,570
 Vulcan Materials Co.                      29,770      1,270,807
                                                    ------------
                                                       3,995,657
                                                    ------------
Chemicals--0.86%
 Air Products & Chemicals Inc.             67,659      2,084,743
 Ashland Inc.                              20,837        730,597
 Dow Chemical Co.                         199,424      6,020,112
 Du Pont (E.I.) de Nemours                309,057     13,521,244

June 30, 2000 (Unaudited)

------------------------------------------------------------------
S&P 500 Index
Master Portfolio                             Shares          Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 Eastman Chemical Co.                        22,582   $  1,078,290
 Engelhard Corp.                             37,703        643,307
 +Grace (W.R.) & Company                     19,928        241,627
 Great Lakes Chemical Corp.                  16,041        505,291
 Hercules Inc.                               31,616        444,600
 Praxair Inc.                                46,501      1,740,881
 Rohm & Haas Co. "A"                         64,196      2,214,762
 Sherwin-Williams Co.                        48,277      1,022,869
 Sigma-Aldrich Corp.                         25,191        736,837
 Union Carbide Corp.                         39,767      1,968,466
                                                      ------------
                                                        32,953,626
                                                      ------------
Commercial Services--0.48%
 Block (H & R) Inc.                          28,977        938,130
 +Cendant Corp.                             212,779      2,978,906
 +Convergys Corp.                            45,200      2,344,750
 Deluxe Corp.                                21,374        503,625
 Donnelley (R.R.) & Sons Co.                 35,965        811,460
 Dun & Bradstreet Corp.                      47,696      1,365,298
 Ecolab Inc.                                 38,220      1,492,969
 Equifax Inc.                                41,646      1,093,207
 McKesson HBOC Inc.                          83,116      1,740,241
 Paychex Inc.                               109,551      4,601,142
 +Quintiles Transnational Corp.              34,000        480,250
                                                      ------------
                                                        18,349,978
                                                      ------------
Computers--11.17%
 +Adaptec Inc.                               30,700        698,425
 +Apple Computer Inc.                        95,992      5,027,581
 +Cabletron Systems                          53,807      1,358,627
 +Ceridian Corp.                             42,803      1,029,947
 +Cisco Systems Inc.                      2,052,472    130,460,252
 Compaq Computer Corp.                      500,962     12,805,841
 +Computer Sciences Corp.                    49,381      3,688,143
 +Dell Computer Corp.                       759,796     37,467,440
 Electronic Data Systems Corp.              137,448      5,669,730
 +EMC Corporation                           640,258     49,259,850
 +Gateway Inc.                               94,998      5,391,136
 Hewlett-Packard Co.                        295,134     36,854,858
 International Business Machines Corp.      523,099     57,312,034
 +Lexmark International Group Inc. "A"       38,175      2,567,269
 +NCR Corp.                                  28,050      1,092,197
 +Network Appliance Inc.                     89,850      7,232,925
 +Sapient Corp.                              17,300      1,850,019
 +Seagate Technology Inc.                    67,076      3,689,180
 +Sun Microsystems Inc.                     468,086     42,566,571
 +3Com Corp.                                103,468      5,962,344
 +Unisys Corp.                               91,975      1,339,386
 +Veritas Software Corp.                    115,309     13,031,716
                                                      ------------
                                                       426,355,471
                                                      ------------
Cosmetics/Personal Care--1.49%
 Alberto-Culver Co. "B"                      16,427        502,050
 Avon Products Inc.                          70,093      3,119,138
 Colgate-Palmolive Co.                      170,134     10,186,773

------------------------------------------------------------------
                                             Shares          Value
------------------------------------------------------------------
 Gillette Co.                               307,983   $ 10,760,156
 International Flavors & Fragrances Inc.     30,348        916,130
 Kimberly-Clark Corp.                       163,941      9,406,115
 Procter & Gamble Co.                       385,931     22,094,550
                                                      ------------
                                                        56,984,912
                                                      ------------
Distribution/Wholesale--0.16%
 +Costco Wholesale Corp.                    131,776      4,348,608
 Genuine Parts Co.                           52,188      1,043,760
 Grainger (W.W.) Inc.                        27,673        852,674
                                                      ------------
                                                         6,245,042
                                                      ------------
Diversified Financial Services--5.12%
 American Express Co.                       394,141     20,544,600
 Associates First Capital Corp.             214,910      4,795,179
 Bear Stearns Companies Inc.                 32,599      1,356,933
 Capital One Financial Corp.                 57,740      2,576,648
 Citigroup Inc.                             995,704     59,991,166
 Countrywide Credit Industries Inc.          33,474      1,014,681
 Federal Home Loan Mortgage Corporation     205,111      8,306,995
 Federal National Mortgage Association      297,183     15,509,238
 Franklin Resources Inc.                     71,881      2,183,385
 Household International Inc.               139,616      5,802,790
 Lehman Brothers Holdings Inc.               35,675      3,373,517
 MBNA Corp.                                 236,525      6,415,741
 Merrill Lynch & Co. Inc.                   114,437     13,160,255
 Morgan Stanley Dean Witter & Co.           333,984     27,804,168
 Paine Webber Group Inc.                     43,004      1,956,682
 Price (T. Rowe) Associates                  35,650      1,515,125
 Providian Financial Corp.                   42,059      3,785,310
 Schwab (Charles) Corp.                     401,777     13,509,752
 SLM Holding Corp.                           46,234      1,730,885
                                                      ------------
                                                       195,333,050
                                                      ------------
Electric--1.58%
 +AES Corp.                                 125,810      5,740,081
 Ameren Corp.                                40,466      1,365,727
 American Electric Power Inc.                94,948      2,812,835
 Cinergy Corp.                               46,911      1,193,299
 CMS Energy Corp.                            32,343        715,589
 Consolidated Edison Inc.                    62,520      1,852,155
 Constellation Energy Group Inc.             44,110      1,436,332
 CP&L Energy Inc.                            47,126      1,505,087
 Dominion Resources Inc.                     70,218      3,010,597
 DTE Energy Co.                              42,110      1,286,987
 Duke Energy Corp.                          108,456      6,114,207
 Edison International                        98,024      2,009,492
 Entergy Corp.                               67,882      1,845,542
 FirstEnergy Corp.                           68,161      1,593,263
 Florida Progress Corp.                      29,108      1,364,438

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
S&P 500 Index
Master Portfolio                            Shares          Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 FPL Group Inc.                             52,606   $  2,603,997
 GPU Inc.                                   35,807        969,027
 New Century Energies Inc.                  34,343      1,030,290
 +Niagara Mohawk Holdings Inc.              50,880        709,140
 Northern States Power Co.                  46,395        936,599
 PECO Energy Co.                            50,048      2,017,560
 PG&E Corp.                                113,712      2,800,158
 Pinnacle West Capital Corp.                25,000        846,875
 PP & L Resources Inc.                      42,577        934,033
 Public Service Enterprise Group Inc.       63,813      2,209,525
 Reliant Energy Inc.                        87,234      2,578,855
 Southern Co.                              191,400      4,462,013
 TXU Corporation                            77,811      2,295,424
 Unicom Corp.                               52,448      2,029,082
                                                     ------------
                                                       60,268,209
                                                     ------------
Electrical Components & Equipment--0.33%
 +American Power Conversion Corp.           57,200      2,334,475
 Emerson Electric Co.                      125,932      7,603,145
 Molex Inc.                                 57,850      2,784,031
                                                     ------------
                                                       12,721,651
                                                     ------------
Electronics--1.44%
 +Agilent Technologies Inc.                133,393      9,837,734
 +Analog Devices Inc.                      104,380      7,932,880
 Johnson Controls Inc.                      25,308      1,298,617
 Linear Technology Corp.                    91,800      5,869,462
 +Maxim Integrated Products Inc.            83,400      5,665,987
 Millipore Corp.                            13,625      1,026,984
 Parker Hannifin Corp.                      33,031      1,131,312
 PE Corp. (Biosystems Group)                61,422      4,046,174
 PerkinElmer Inc.                           14,448        955,374
 +Sanmina Corp.                             43,750      3,740,625
 +Solectron Corp.                          175,954      7,368,074
 Tektronix Inc.                             14,210      1,051,540
 +Teradyne Inc.                             51,090      3,755,115
 +Thermo Electron Corp.                     46,003        968,938
 Thomas & Betts Corp.                       17,143        327,860
                                                     ------------
                                                       54,976,676
                                                     ------------
Engineering & Construction--0.02%
 Fluor Corp.                                22,558        713,407
                                                     ------------
Entertainment--0.02%
 +Harrah's Entertainment Inc.               36,015        754,064
                                                     ------------
Environmental Control--0.11%
 +Allied Waste Industries Inc.              55,715        557,150
 Waste Management Inc.                     183,268      3,482,092
                                                     ------------
                                                        4,039,242
                                                     ------------

-----------------------------------------------------------------
                                            Shares          Value
-----------------------------------------------------------------
Food--1.86%
 Albertson's Inc.                           124,976  $   4,155,452
 Archer-Daniels-Midland Co.                 177,683      1,743,514
 Bestfoods                                   80,962      5,606,618
 Campbell Soup Co.                          124,661      3,630,752
 ConAgra Inc.                               145,231      2,768,466
 General Mills Inc.                          86,036      3,290,877
 Great Atlantic & Pacific Tea Co.            11,288        187,663
 Heinz (H.J.) Co.                           103,902      4,545,713
 Hershey Foods Corp.                         40,435      1,968,679
 Kellogg Co.                                119,649      3,559,558
 +Kroger Co.                                246,360      5,435,318
 Nabisco Group Holdings Corp. "A"            96,363      2,499,415
 Quaker Oats Co.                             38,658      2,904,182
 Ralston Purina Co.                          90,546      1,805,261
 +Safeway Inc.                              146,509      6,611,219
 Sara Lee Corp.                             256,527      4,954,178
 Super Value Inc.                            38,779        739,225
 Sysco Corp.                                 98,312      4,141,393
 Unilever NV                                168,689      7,253,627
 Winn-Dixie Stores Inc.                      42,658        610,543
 Wrigley William Jr. Co.                     33,637      2,697,267
                                                    --------------
                                                        71,108,920
                                                    --------------
Forest Products & Paper--0.37%
 Boise Cascade Corp.                         16,843        435,813
 Fort James Corp.                            60,728      1,404,335
 Georgia-Pacific Corp.                       50,289      1,320,086
 International Paper Co.                    142,526      4,249,056
 Louisiana-Pacific Corp.                     30,771        334,635
 Mead Corp.                                  30,346        766,236
 Potlatch Corp.                               8,471        280,602
 Temple-Inland Inc.                          15,437        648,354
 Westvaco Corp.                              29,713        737,254
 Weyerhaeuser Co.                            68,695      2,953,885
 Willamette Industries Inc.                  32,672        890,312
                                                        ----------
                                                        14,020,568
                                                        ----------
Gas--0.07%
 Eastern Enterprises                          8,032        506,016
 NICOR Inc.                                  13,745        448,431
 ONEOK Inc.                                   8,584        222,648
 Peoples Energy Corp.                        10,459        338,610
 Sempra Energy                               60,279      1,024,743
                                                      ------------
                                                         2,540,448
                                                      ------------
Hand/Machine Tools--0.05%
 Black & Decker Corp.                        25,127        987,805
 Snap-On Inc.                                17,253        459,361
 Stanley Works (The)                         25,902        615,172
                                                      ------------
                                                         2,062,338
                                                      ------------
Health Care--2.54%
 Allergan Inc.                               38,250      2,849,625
 Bard (C.R.) Inc.                            14,878        716,004
 Bausch & Lomb Inc.                          15,621      1,208,675
 Baxter International Inc.                   85,621      6,020,227
 Becton Dickinson & Co.                      74,461      2,136,100
 Biomet Inc.                                 34,868      1,340,239
 +Boston Scientific Corp.                   120,321      2,639,542
 +Guidant Corp.                              90,411      4,475,344
 HCA--The Healthcare Company                164,536      4,997,781

June 30, 2000 (Unaudited)

-------------------------------------------------------------------
S&P 500 Index
Master Portfolio                              Shares          Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
 +Healthsouth Corp.                          113,709   $    817,283
 +Humana Inc.                                 49,704        242,307
 Johnson & Johnson                           410,347     41,804,101
 Mallinckrodt Group Inc.                      19,824        861,105
 +Manor Care Inc.                             30,186        211,302
 Medtronic Inc.                              353,156     17,591,583
 +St. Jude Medical Inc.                       24,753      1,135,544
 Tenet Healthcare Corp.                       92,273      2,491,371
 UnitedHealth Group Inc.                      47,903      4,107,682
 +Wellpoint Health Networks Inc.              18,355      1,329,590
                                                       ------------
                                                         96,975,405
                                                       ------------
Holding Companies--Diversified--0.20%
 Seagram Co. Ltd.                            128,787      7,469,646
                                                       ------------
                                                          7,469,646
                                                       ------------
Home Builders--0.03%
 Centex Corp.                                 17,515        411,602
 Kaufman & Broad Home Corp.                   14,179        280,921
 Pulte Corp.                                  12,137        262,463
                                                       ------------
                                                            954,986
                                                       ------------
Home Furnishings--0.07%
 Leggett & Platt Inc.                         58,000        957,000
 Maytag Corp.                                 23,111        852,218
 Whirlpool Corp.                              21,581      1,006,214
                                                       ------------
                                                          2,815,432
                                                       ------------
Household Products/Wares--0.24%
 American Greetings Corp. "A"                 19,020        361,380
 Avery Dennison Corp.                         33,083      2,220,696
 Clorox Co.                                   69,302      3,105,596
 Fortune Brands Inc.                          46,748      1,078,126
 Newell Rubbermaid Inc.                       78,590      2,023,693
 Tupperware Corp.                             17,021        374,462
                                                       ------------
                                                          9,163,953
                                                       ------------
Insurance--2.84%
 Aetna Inc.                                   41,589      2,669,494
 AFLAC Inc.                                   78,282      3,596,079
 Allstate Corp.                              219,699      4,888,303
 American General Corp.                       73,323      4,472,703
 American International Group                454,825     53,441,938
 AON Corp.                                    75,472      2,344,334
 Chubb Corp.                                  51,669      3,177,643
 CIGNA Corp.                                  48,077      4,495,199
 Cincinnati Financial Corp.                   47,444      1,491,521
 Conseco Inc.                                 95,946        935,473
 Hartford Financial Services Group Inc.       63,362      3,544,312
 Jefferson-Pilot Corp.                        30,464      1,719,312
 Lincoln National Corp.                       56,547      2,042,760
 Loews Corp.                                  29,113      1,746,780
 Marsh & McLennan Companies Inc.              79,585      8,311,659
 MBIA Inc.                                    29,039      1,399,317
 MGIC Investment Corp.                        31,231      1,421,010

-------------------------------------------------------------------
                                              Shares          Value
-------------------------------------------------------------------
 Progressive Corporation                      21,575   $  1,596,550
 SAFECO Corp.                                 37,622        747,737
 St. Paul Companies Inc.                      62,543      2,134,280
 Torchmark Corp.                              37,786        932,842
 UNUMProvident Corp.                          70,960      1,423,635
                                                       ------------
                                                        108,532,881
                                                       ------------
Iron/steel--0.05%
 Allegheny Technologies Inc.                  24,570        442,260
 +Bethlehem Steel Corp.                       39,001        138,941
 Nucor Corp.                                  25,074        832,143
 USX-U.S. Steel Group Inc.                    26,033        483,238
                                                       ------------
                                                          1,896,582
                                                       ------------
Leisure Time--0.22%
 Brunswick Corp.                              25,932        429,499
 Carnival Corp. "A"                          178,339      3,477,610
 Harley-Davidson Inc.                         89,600      3,449,600
 Sabre Holdings Corp.                         38,105      1,085,993
                                                          ---------
                                                          8,442,702
                                                          ---------
Lodging--0.09%
 Hilton Hotels Corp.                         108,662      1,018,706
 Marriott International Inc.                  70,733      2,550,809
                                                          ---------
                                                          3,569,515
                                                          ---------
Machinery--0.34%
 Briggs & Stratton Corp.                       6,622        226,803
 Caterpillar Inc.                            102,878      3,484,992
 Cummins Engine Company Inc.                  12,200        332,450
 Deere & Co.                                  69,077      2,555,849
 Dover Corp.                                  59,863      2,428,193
 Ingersoll-Rand Co.                           47,786      1,923,387
 McDermott International Inc.                 17,706        156,034
 Rockwell International Corp.                 55,445      1,746,517
                                                          ---------
                                                          2,854,225
                                                          ---------
Manufacturers--6.08%
 Cooper Industries Inc.                       27,520        896,120
 Corning Inc.                                 81,353     21,955,141
 Crane Co.                                    17,843        433,808
 Danaher Corp.                                41,806      2,066,784
 Eastman Kodak Co.                            91,441      5,440,740
 Eaton Corp.                                  21,496      1,440,232
 +FMC Corp.                                    8,992        521,536
 General Electric Co.                    2  ,919,108    154,712,724
 Illinois Tool Works Inc.                     88,936      5,069,352
 ITT Industries Inc.                          25,973        788,930
 Minnesota Mining & Manufacturing Co.        116,771      9,633,608
 National Service Industries Inc.             11,998        233,961
 Pall Corp.                                   36,449        674,307
 Polaroid Corp.                               13,220        238,786
 PPG Industries Inc.                          51,394      2,277,397
 Textron Inc.                                 42,584      2,312,844
 Tyco International Ltd.                     498,078     23,596,445
                                                        -----------
                                                        232,292,715
                                                        -----------

June 30, 2000 (Unaudited)

-----------------------------------------------------------------
S&P 500 Index
Master Portfolio                            Shares          Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
Media--3.14%
 +Clear Channel Communications Inc.        100,045   $  7,503,375
 +Comcast Corp. "A"                        264,908     10,728,774
 Disney (Walt) Co.                         613,024     23,792,994
 Dow Jones & Co. Inc.                       26,136      1,914,462
 Gannett Co. Inc.                           78,630      4,703,057
 Harcourt General Inc.                      21,181      1,151,717
 Knight Ridder Inc.                         22,948      1,220,547
 McGraw-Hill Companies Inc.                 57,345      3,096,630
 Meredith Corp.                             14,947        504,461
 New York Times Co. "A"                     50,154      1,981,083
 Time Warner Inc.                          388,170     29,500,920
 Tribune Co.                                91,032      3,186,120
 +Viacom Inc. "B"                          449,923     30,679,125
                                                     ------------
                                                      119,963,265
                                                     ------------
Metal Fabricate/Hardware--0.02%
 Timken Co.                                 17,951        334,337
 Worthington Industries Inc.                25,390        266,595
                                                     ------------
                                                          600,932
                                                     ------------
Metals--Diversified--0.30%
 Alcan Aluminium Ltd.                       64,565      2,001,515
 Alcoa Inc.                                254,914      7,392,506
 +Freeport-McMoRan Copper & Gold Inc.       47,174        436,360
 +Inco Ltd.                                 53,637        824,669
 Phelps Dodge Corp.                         23,201        862,787
                                                     ------------
                                                       11,517,837
                                                     ------------
Mining--0.12%
 Barrick Gold Corp.                        116,748      2,123,354
 Homestake Mining Company                   76,835        528,241
 Newmont Mining Corp.                       49,505      1,070,546
 Placer Dome Inc.                           96,556        923,317
                                                     ------------
                                                        4,645,458
                                                     ------------
Office/Business Equipment--0.19%
 Pitney Bowes Inc.                          76,003      3,040,120
 Xerox Corp.                               196,566      4,078,745
                                                     ------------
                                                        7,118,865
                                                     ------------
Oil & Gas Producers--4.74%
 Amerada Hess Corp.                         26,691      1,648,169
 Anadarko Petroleum Corp.                   37,795      1,863,766
 Apache Corp.                               33,597      1,975,924
 Burlington Resources Inc.                  63,478      2,428,034
 Chevron Corp.                             192,401     16,318,010
 Coastal Corp.                              63,110      3,841,821
 Conoco Inc.                               184,185      4,524,044
 Exxon Mobil Corp.                       1,027,075     80,625,388
 Kerr-McGee Corp.                           27,824      1,639,877
 Occidental Petroleum Corp.                108,734      2,290,210
 Phillips Petroleum Co.                     74,887      3,795,835
 +Rowan Companies Inc.                      27,675        840,628
 Royal Dutch Petroleum Co.                 632,674     38,948,993

-----------------------------------------------------------------
                                            Shares          Value
-----------------------------------------------------------------
 Sunoco Inc.                                26,137   $    769,408
 Texaco Inc.                               162,900      8,674,425
 Tosco Corp.                                42,650      1,207,528
 Transocean Sedco Forex Inc.                62,068      3,316,759
 Union Pacific Resources Group              74,333      1,635,326
 Unocal Corp.                               71,663      2,373,837
 USX-Marathon Group Inc.                    91,977      2,305,174
                                                     ------------
                                                      181,023,156
                                                     ------------
Oil & Gas Services--0.57%
 Baker Hughes Inc.                          97,458      3,118,656
 Halliburton Co.                           131,018      6,182,412
 Schlumberger Ltd.                         167,942     12,532,672
                                                     ------------
                                                       21,833,740
                                                     ------------
Packaging & Containers--0.09%
 Ball Corp.                                  8,780        282,606
 Bemis Co.                                  15,708        528,182
 Crown Cork & Seal Co. Inc.                 37,841        567,615
 +Owens-Illinois Inc.                       43,219        505,122
 +Pactiv Corp.                              49,825        392,372
 +Sealed Air Corp.                          24,657      1,291,410
                                                     ------------
                                                        3,567,307
                                                     ------------
Pharmaceuticals--8.02%
 Abbott Laboratories                       457,120     20,370,410
 +ALZA Corp.                                30,289      1,790,837
 American Home Products Corp.              384,853     22,610,114
 Bristol-Myers Squibb Co.                  581,988     33,900,801
 Cardinal Health Inc.                       81,252      6,012,648
 Lilly (Eli) and Company                   333,194     33,277,751
 +MedImmune Inc.                            61,600      4,558,400
 Merck & Co. Inc.                          678,408     51,983,013
 Pfizer Inc.                             1,857,192     89,145,204
 Pharmacia & Upjohn Inc.                   374,555     19,359,812
 Schering-Plough Corp.                     431,964     21,814,182
 +Watson Pharmaceutical Inc.                28,471      1,530,316
                                                     ------------
                                                      306,353,488
                                                     ------------
Pipelines--0.64%
 Columbia Energy Group                      23,772      1,560,038
 EL Paso Energy Corp.                       68,257      3,476,841
 Enron Corp.                               215,970     13,930,065
 Williams Companies Inc.                   130,360      5,434,383
                                                     ------------
                                                       24,401,327
                                                     ------------
Retail--5.29%
 +AutoZone Inc.                             39,456        868,023
 +Bed Bath & Beyond Inc.                    41,400      1,500,750
 +Best Buy Co. Inc.                         60,298      3,813,849
 Circuit City Stores Inc.                   59,963      1,990,022
 +Consolidated Stores Corp.                 32,652        391,824
 CVS Corp.                                 115,144      4,605,760
 Darden Restaurants Inc.                    36,480        592,800
 Dillards Inc. "A"                          27,622        338,370

June 30, 2000 (Unaudited)

-------------------------------------------------------------------
S&P 500 Index
Master Portfolio                              Shares          Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
 Dollar General Corp.                         97,130   $  1,894,035
 +Federated Department Stores Inc.            63,117      2,130,199
 Gap Inc.                                    251,098      7,846,813
 Home Depot Inc.                             682,641     34,089,385
 +Kmart Corp.                                141,959        967,096
 +Kohls Corp.                                 96,218      5,352,126
 Limited Inc.                                126,776      2,741,531
 Longs Drug Stores Inc.                       11,654        253,475
 Lowe's Companies Inc.                       112,790      4,631,439
 May Department Stores Co.                    98,073      2,353,752
 McDonald's Corp.                            394,268     12,986,202
 Nordstrom Inc.                               39,715        958,124
 +Office Depot Inc.                           93,299        583,119
 Penney (J.C.) Company Inc.                   76,999      1,419,669
 RadioShack Corp.                             55,075      2,609,178
 Rite Aid Corp.                               76,381        501,250
 Sears, Roebuck and Co.                      104,024      3,393,783
 +Staples Inc.                               142,879      2,196,765
 +Starbucks Corp.                             54,200      2,069,763
 Target Corporation                          134,574      7,805,292
 Tiffany & Co.                                21,400      1,444,500
 TJX Companies Inc.                           88,503      1,659,431
 +Toys R Us Inc.                              63,825        929,452
 +Tricon Global Restaurants Inc.              43,482      1,228,367
 Walgreen Co.                                297,328      9,570,245
 Wal-Mart Stores Inc.                      1,315,010     75,777,451
 Wendy's International Inc.                   33,543        597,485
                                                       ------------
                                                        202,091,325
                                                       ------------
Semiconductors--6.15%
 +Advanced Micro Devices Inc.                 45,227      3,493,786
 +Altera Corp.                                58,700      5,983,731
 +Applied Materials Inc.                     238,236     21,590,138
 +Conexant Systems Inc.                       64,150      3,119,294
 Intel Corp.                                 988,115    132,098,624
 +KLA-Tencor Corp.                            54,896      3,214,847
 +LSI Logic Corp.                             90,558      4,901,452
 +Micron Technology Inc.                     163,751     14,420,343
 +National Semiconductor Corp.                52,131      2,958,434
 +Novellus Systems Inc.                       38,500      2,177,656
 Texas Instruments Inc.                      482,776     33,160,677
 +Xilinx Inc.                                 94,800      7,826,925
                                                       ------------
                                                        234,945,907
                                                       ------------
Software--7.90%
 Adobe Systems Inc.                           35,326      4,592,380
 +America Online Inc.                        677,842     35,756,166
 Autodesk Inc.                                17,182        596,001
 Automatic Data Processing                   185,107      9,914,794
 +BMC Software Inc.                           72,084      2,629,942
 +Citrix Systems Inc.                         54,640      1,034,745
 Computer Associates International Inc.      173,596      8,885,945
 +Compuware Corp.                            106,345      1,103,329
 First Data Corp.                            121,623      6,035,541
 IMS Health Inc.                              87,683      1,578,294

---------------------------------------------------------------------
                                              Shares          Value
-------------------------------------------------------------------
 +Mercury Interactive Corp.                   23,500   $  2,273,625
 +Microsoft Corp.                          1,552,674    124,213,920
 +Novell Inc.                                 97,214        899,230
 +Oracle Corp.                               837,472     70,399,990
 +Parametric Technology Corp.                 81,453        895,983
 +PeopleSoft Inc.                             81,410      1,363,618
 +Siebel Systems Inc.                         58,850      9,625,653
 +Yahoo! Inc.                                160,330     19,860,879
                                                       ------------
                                                        301,660,035
                                                       ------------
Telecommunication Equipment--4.54%
 +ADC Telecommunications Inc.                 99,502      8,345,723
 +Andrew Corp.                                23,767        797,680
 +Comverse Technology Inc.                    45,050      4,189,650
 Lucent Technologies Inc.                    960,833     56,929,355
 Motorola Inc.                               634,980     18,454,106
 Nortel Networks Corp.                       873,984     59,649,408
 +QUALCOMM Inc.                              218,596     13,115,760
 Scientific-Atlanta Inc.                      46,946      3,497,477
 +Tellabs Inc.                               120,813      8,268,140
                                                       ------------
                                                        173,247,299
                                                       ------------
Telecommunications--0.96%
 +Global Crossing Ltd.                       260,199      6,846,486
 +Nextel Communications Inc. "A"             223,764     13,691,560
 +Sprint Corp. (PCS Group)                   270,013     16,065,774
                                                       ------------
                                                         36,603,820
                                                       ------------
Telephone--5.62%
 Alltel Corp.                                 93,034      5,762,293
 AT&T Corp.                                1,107,175     35,014,417
 Bell Atlantic Corp.                         456,085     23,174,819
 BellSouth Corp.                             555,119     23,661,947
 CenturyTel Inc.                              41,419      1,190,796
 GTE Corp.                                   284,015     17,679,934
 SBC Communications Inc.                   1,003,688     43,409,506
 Sprint Corp. (FON Group)                    258,680     13,192,680
 US West Communications Inc.                 149,780     12,843,635
 +WorldCom Inc.                              844,758     38,753,273
                                                       ------------
                                                        214,683,300
                                                       ------------
Textiles--0.00%
 Springs Industries Inc. "A"                   5,242        168,727
                                                       ------------
Tobacco--0.49%
 Philip Morris Companies Inc.                674,720     17,922,250
 UST Inc.                                     47,906        703,619
                                                       ------------
                                                         18,625,869
                                                       ------------
Toys/Games/Hobbies--0.06%
 Hasbro Inc.                                  50,812        765,356
 Mattel Inc.                                 125,622      1,656,640
                                                       ------------
                                                          2,421,996
                                                       ------------

June 30, 2000 (Unaudited)

------------------------------------------------------------------------------
                                                        Shares/
S&P 500 Index Master Portfolio                        Principal          Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Transportation--0.39%
 Burlington Northern Santa Fe Corp.                     126,334  $  2,897,786
 CSX Corp.                                               64,427      1,365,047
 +FedEx Corp.                                            85,557      3,251,166
 Kansas City Southern Industries Inc.                    32,841      2,912,586
 Norfolk Southern Corp.                                 113,050      1,681,619
 Union Pacific Corp.                                     73,080      2,717,663
                                                                 -------------
                                                                    14,825,867
                                                                 -------------
Trucking & Leasing--0.01%
 Ryder System Inc.                                       17,510        331,596
                                                                 -------------
TOTAL COMMON STOCKS
 (Cost: $2,696,343,153)                                          3,686,190,751
                                                                 -------------
------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--2.71%
------------------------------------------------------------------------------
 ++FHLMC Discount Note
 6.42%, 07/05/00                                   $ 18,395,703     18,395,703
 ++Goldman Sachs Financial Square Prime Obligation
 Fund
 6.57%, 07/03/00                                     56,944,870     56,944,870
 ++Short Term Investment Company Liquid Assets
 Portfolio
 6.67%, 07/03/00                                     20,300,000     20,300,000
 *+++U.S. Treasury Bills
 5.61%, 09/21/00                                      8,150,000      8,047,310
                                                                --------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $103,688,397)                                              103,687,883
                                                                --------------

-----------------------------------------------------------------------------
                                                     Principal          Value
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.09%
-----------------------------------------------------------------------------
Morgan Stanley Tri Party Repurchase Agreement,
dated 06/30/00, due 07/03/00, with a maturity
value of $118,102,909 and an effective yield of
6.30%                                            $118,040,937 $  118,040,937
                                                              --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $118,040,937)                                            118,040,937
                                                              --------------
TOTAL INVESTMENTS IN SECURITIES--102.33%
 (Cost $2,918,072,487)                                         3,907,919,571
Other Assets, Less Liabilities--(2.33%)                          (89,114,415)
                                                              --------------
NET ASSETS--100.00%                                           $3,818,805,156
                                                              ==============

Notes to the Schedule of Investments:
  + Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of S&P 500 futures contracts. See Note 1.
  * Yield to Maturity.

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments

June 30, 2000 (Unaudited)

-----------------------------------------------------
U.S. Equity Index Master Portfolio             Value
-----------------------------------------------------
MASTER PORTFOLIOS--100.01%
Extended Index Master Portfolio         $162,976,650
S&P 500 Index Master Portfolio           523,047,466
                                        ------------
TOTAL MASTER PORTFOLIOS                  686,024,116
                                        ------------
TOTAL INVESTMENTS--100.01%               686,024,116
Other Assets Less Liabilities--(0.01%)       (90,904)
                                        ------------
NET ASSETS--100.00%                     $685,933,212
                                        ============

   The accompanying notes are an integral part of these financial statements.

                     (This page intentionally left blank.)

Smith Barney
U.S. 5000 Index Fund

Trustees
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Administrator
SSB Citi Fund Management LLC

Distributor
Salomon Smith Barney Inc.

Custodian
Investors Bank and Trust Company

Transfer Agent
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of shareholders of Smith Barney U.S. 5000 Index Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

                             SALOMON SMITH BARNEY
                             --------------------
                          A member of citigroup[LOGO]
                          ---------------------------

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
U.S. 5000 Index Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

[LOGOS OF SMITH BARNEY]

                                  SMITH BARNEY
                                EAFE INDEX Fund


                                                       SEMI-ANNUAL REPORT

                                                       June 30, 2000



[LOGO OF SMITH BARNEY MUTUAL FUNDS]

                Your Serious Money. Professionally Managed.(SM)

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney EAFE Index Fund

--------------------------------------------------------------------------------
What's Inside
--------------------------------------------------------------------------------

Letter from the Chairman of the Smith Barney EAFE Index Fund .................1

Smith Barney EAFE Index Fund

     Statement of Assets and Liabilities......................................4

     Statement of Operations..................................................5

     Statements of Changes in Net Assets......................................6

     Notes to Financial Statements............................................7

     Financial Highlights.....................................................9

International Index Master Portfolio

     Schedule of Investments.................................................10

     Statement of Assets and Liabilities.....................................21

     Statement of Operations.................................................22

     Statements of Changes in Net Assets.....................................23

     Notes to Financial Statements...........................................24

Shareholder Letter

[PHOTO]

HEATH B.
McLENDON

Chairman


Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney EAFE Index Fund ("Fund") for the period ended June 30, 2000. In this report we summarize the period's prevailing economic and market conditions. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance and Strategy Update
The Fund seeks to offer long-term capital growth and diversification by approximating, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE"). The MSCI EAFE is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.1

Morgan Stanley Capital International developed the MSCI EAFE in 1969 in order to track changes in the stock markets of developed countries outside of North America. Stocks in the MSCI EAFE are selected based on their countries of origin and their standing within their individual industry group. In addition, the MSCI EAFE also monitors cross-ownership, which is one firm owning another, to achieve accurate market weightings for each company within the index.

The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund does not buy individual securities directly. Instead, it invests all of its assets in the International Index Master Portfolio ("Master Portfolio" as to the Fund), a series of Master Investment Portfolio ("MIP"),2 rather than directly in a portfolio of securities. MIP is a registered open-end management investment company.

The Master Portfolio follows as closely as practicable, before fees and expenses, the performance of the MSCI EAFE. A feeder fund does not need an investment manager. The Master Portfolio's investment advisor is Barclays Global Fund Advisors ("BGFA"). BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which is an indirect subsidiary of Barclays Bank PLC).

The Master Portfolio invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance of the MSCI EAFE. Under normal conditions, the Master Portfolio invests at least 90% of its assets in common stocks included in the MSCI EAFE, which represents the performance of foreign stock markets.

The Master Portfolio follows an indexed or "passively managed" approach to investing. BGFA does not evaluate individual companies to identify attractive investment candidates. Instead, BGFA attempts to mirror the composition of the MSCI EAFE as closely as possible by adjusting the Master Portfolio's portfolio periodically to reflect the companies included in the index and their weightings.3


---------------

1 Please note that the MSCI EAFE is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

2    MIP is a registered open-end management investment company.

3 The Master Portfolio does not mirror the MSCI EAFE exactly because, unlike the MSCI EAFE, the Master Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Master Portfolio's expenses.


--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                   1

The Fund's Class A shares returned a negative 4.53% for the six months ended June 30, 2000. In comparison, the MSCI EAFE returned a negative 4.06% for the same period.

International Markets Overview4
As the period progressed, the prognosis for global economic growth improved. From many perspectives, the outlook for the global economy is the strongest witnessed in over a decade. International growth stocks for the most part underperformed international value stocks5 during the second quarter. Rising U.S. interest rates fuelled anxieties, especially about telecommunications and technology stocks, which commanded steep valuations.

The highly visible retrenchment of the Internet stocks exacerbated technology stock selling. Further weakness was contributed by the decline of several of the major currencies (euro,6 pound sterling) versus the dollar. Growth stocks, especially in Asia, have recently suffered significant selling pressure as investors rotated to defensive stocks, such as health care, consumer nondurable, financial services and utility equities.

The European currency, the euro, continued to fall sharply during the period versus the U.S. dollar and Japanese yen despite efforts to stabilize the currency. The currency declines reduced portfolio returns during the period. Major capital flows out of Europe likely account for the majority of the weakness. Meanwhile, merger and acquisitions fireworks continue to color the European investment scene.

European companies across a swath of industries have embarked on merger and acquisition initiatives. Given the favorable cost of capital and deregulation of many industries, progressive managements have launched strategic alliance actions to build geographic breadth and also to achieve economies of scale. The banking, telecommunications, insurance, automotive, pharmaceutical and defense industries among others have been affected by the consolidation trend. These mergers and acquisitions will help European managements dramatically improve the return on investment of their basic businesses.

The Asian markets have shown a range of performances in the period, with the traditionally U.S. interest rate sensitive markets (i.e. Hong Kong) suffering sharp declines recently. The Japanese stock market has corrected in sympathy with the U.S. in recent months after a strong close to 1999. Evidence is growing of a modest Japanese economic rebound following the contractions of the fourth calendar quarter. Despite a lackluster performance by Japanese stocks, Japan's economy has been recovering this year and it is expected that the country's central bank may raise interest rates in mid-July to attempt to create a more normal interest rate environment and sustain the economic recovery.


----------------

4 The information provided repsresents the opinion of the SSB Citi Fund Management LLC and not is intended to be a forecast of future events, a guarantee of future results nor investment advice.

5 Growth stocks are shares of companies with the potential for faster-than-average growth within their industries. Value stocks are the shares of those companies whose shares are considered to be inexpensive relative to their asset values or earning power.

6 The euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland on January 1, 1999.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders

Since mid-March, investor choice has shifted markedly from the trio of emerging technology, media and telephone stocks to large capitalization companies with earnings, dividends and relatively stable businesses. Preference for "defensive" stocks -- such as health care and financial services -- and value shares has occurred. Investors have taken gains from aggressively positioned and financed emerging growth stocks. Whether this rotation is sustainable is anyone's guess. That the spectacular rise of more speculative securities stretched as far as it did prior to the recent sharp correction is the greater surprise to us rather than the speed and magnitude of recent declines.

Thank you for your investment in the Smith Barney EAFE Index Fund. We look forward to helping you pursue your financial goals in the future.

Sincerely,


/s/ Heath B. McLendon


Heath B. McLendon
Chairman

August 2, 2000


--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                   3

--------------------------------------------------------------------------------
SMITH BARNEY EAFE INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2000
--------------------------------------------------------------------------------
ASSETS:
     Investment in Master Portfolio, at value (Note 1)               $1,486,272
     Receivable for Fund shares sold                                     10,000
     Receivable from Manager                                             71,714
--------------------------------------------------------------------------------
     Total Assets                                                     1,567,986
--------------------------------------------------------------------------------
LIABILITIES:
     Distribution fees payable                                            1,347
     Accrued expenses                                                    31,495
--------------------------------------------------------------------------------
     Total Liabilities                                                   32,842
--------------------------------------------------------------------------------
Total Net Assets                                                     $1,535,144
================================================================================

NET ASSETS:
     Paid in capital                                                 $1,520,725
     Undistributed net investment income                                  6,771
     Accumulated net realized gain from security
       transactions and foreign currencies                                1,160
     Net unrealized appreciation of investments
       and foreign currencies                                             6,488
--------------------------------------------------------------------------------
Total Net Assets                                                     $1,535,144
================================================================================
Shares Outstanding, Class A Shares                                      139,654
--------------------------------------------------------------------------------
Net Asset Value, Class A Shares (and redemption price)                   $10.99
================================================================================



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4                                       2000  Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY EAFE INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Operations                   For the Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                                        $  12,932
     Interest                                                             1,398
     Less: Withholding tax                                               (1,469)
--------------------------------------------------------------------------------
     Total Investment Income                                             12,861
--------------------------------------------------------------------------------

EXPENSES:
     Shareholder communications                                          21,617
     Audit and legal                                                     19,500
     Fund accounting fees (Note 2)                                       10,145
     Management fees (Note 2)                                             2,398
     Shareholder servicing fees                                           2,320
     Distribution plan fees (Note 2)                                      1,222
     Director fees                                                        1,500
     Other                                                               18,500
--------------------------------------------------------------------------------
     Total Expenses                                                      77,202
     Less: Administration fee waiver (Note 2)                              (917)
           Expense reimbursement by Administrator (Note 2)              (71,136)
--------------------------------------------------------------------------------
     Total Waivers and Reimbursements                                   (72,053)
--------------------------------------------------------------------------------
     Net Expenses                                                         5,149
--------------------------------------------------------------------------------
Net Investment Income                                                     7,712
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES ALLOCATED FROM MASTER PORTFOLIO (NOTE 1):
     Realized Gain (Loss) from:
       Security transactions                                              2,730
       Foreign currency transactions                                     (1,569)
--------------------------------------------------------------------------------
     Net Realized Gain                                                    1,161
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation
     of Investments and Foreign Currencies:
       Beginning of period                                               50,214
       End of period                                                      6,488
--------------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                            (43,726)
--------------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies                          (42,565)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                $ (34,853)
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                   5

--------------------------------------------------------------------------------
SMITH BARNEY EAFE INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2000 (unaudited) and Period Ended December 31, 1999(a)


                                                                               2000            1999
========================================================================================================
OPERATIONS:
     Net investment income (loss)                                           $    7,712       $   (120)
     Net realized gain                                                           1,161            137
     Increase (decrease) in net unrealized appreciation                        (43,726)        50,214
--------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                         (34,853)        50,231
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                        (618)            --
     Net realized gain                                                            (465)            --
--------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distribution to Shareholders                   (1,083)            --
--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 3):
     Net proceeds from sale of shares                                          800,586        763,888
     Net asset value of shares issued for reinvestment of dividend                 972             --
     Cost of shares reacquired                                                 (44,597)            --
--------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                       756,961        763,888
--------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                         721,025        814,119
--------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                                       814,119             --
--------------------------------------------------------------------------------------------------------
     End of period*                                                         $1,535,144       $814,119
========================================================================================================
* Includes undistributed net investment income (loss) of:                   $    6,771       $   (323)
========================================================================================================

(a) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY EAFE INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies
The Smith Barney EAFE Index Fund ("Fund") is a separate series of Smith Barney Investment Trust ("Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. To achieve its investment objective, the Fund invests all of its investable assets in the International Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company with the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2000, the value of the Fund's investment in the Master Portfolio was 1.96% of the outstanding interest of the Master Portfolio.

The financial statements of the Master Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows: (a) valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report; (b) the Fund earns income, net of Master Portfolio expenses, daily based on its investments in the Master Portfolio; (c) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (d) the Fund bears a pro rata portion of the investment advisory and administration fees paid by the Master Portfolio; (e) dividends and distributions to shareholders are recorded on ex-dividend date; (f) all the net investment income, realized and unrealized gain and loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the identified cost basis; and (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $124 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.


--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                   7

--------------------------------------------------------------------------------
SMITH BARNEY EAFE INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

2.  Management Agreement and Other Transactions
SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings, acts as the Fund's administrator. The Fund's management fee is calculated at an annual rate not to exceed 0.40% of the Fund's average daily net assets. This management fee includes an investment management and administration fee payable by the Master Portfolio (0.25% of the Master Portfolio's average daily net assets); and an administration fee payable by the Fund (0.15% of the Fund's average daily net assets). This fee is calculated daily and paid monthly. For the six months ended June 30, 2000, SSBC waived all of its administration fees and has agreed to reimburse expenses of $71,136.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services became the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended June 30, 2000, the Fund paid transfer agent fees of $540 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A shares calculated an annual rate of 0.20% of the average daily net assets of the Fund.

Certain officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.


3.  Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Fund has the ability to issue multiple classes of shares. Transactions in shares of beneficial interest were as follows:


                                                     Six Months Ended                   Period Ended
                                                      June 30, 2000                  December 31, 1999(a)
                                                ---------------------------       --------------------------
                                                Shares               Amount       Shares              Amount
============================================================================================================
Class A
Shares sold                                     72,949             $800,586       70,666            $763,888
Shares issued on reinvestment of dividends          89                  972           --                  --
Shares reacquired                               (4,050)             (44,597)          --                  --
------------------------------------------------------------------------------------------------------------
Net Increase                                    68,988             $756,961       70,666            $763,888

(a) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.


--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY EAFE INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout the period:

Class A Shares                                                     2000(1)(2)         1999(3)
===============================================================================================
Net Asset Value, Beginning of Period                               $  11.52          $  10.00
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(4)                                     0.06             (0.00)*
   Net realized and unrealized gain (loss)                            (0.59)             1.52
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                   (0.53)             1.52
-----------------------------------------------------------------------------------------------
Less Distributions:
   Net investment income                                              (0.00)*              --
   Net realized gains                                                 (0.00)*              --
-----------------------------------------------------------------------------------------------
Total Distributions                                                   (0.00)*              --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $  10.99          $  11.52
-----------------------------------------------------------------------------------------------
Total Return++                                                        (4.53)%           15.20%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                                  $  1,535              $814
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
   Expenses(4)(5)(6)                                                   0.85%             0.85%
   Net investment income (loss)                                        1.25             (0.19)
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                  33%               39%
===============================================================================================

(1)  For the six months ended June 30, 2000 (unaudited).
(2)  Per share amounts have been calculated using the average shares method.
(3) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.
(4) SSBC has agreed to waive all of its administration fees for the six months ended June 30, 2000 and the year ended December 30, 1999. In addition,
     SSBC has agreed to reimburse expenses amounting to $71,136 and $34,325 for the six months ended June 30, 2000 and the year ended December 31, 1999, respectively. If such fees were not waived or expenses reimbursed, the increase to net investment income (loss) per share would have been ($0.46) and $0.49, respectively, and the actual expense ratio would have been 6.26% and 55.46% (annualized), respectively.
(5)  As a result of an expense limitation, the expense ratio will not exceed
     0.85%.
(6)  This expense ratio includes expenses charged to the Master Portfolio.
*    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                   9

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 2000
--------------------------------------------------------------------------------

  SHARES                      SECURITY                                 VALUE
================================================================================

COMMON STOCKS -- 94.61%

Australia -- 2.44%
      11,687    AMP Ltd.                                           $    118,770
      71,979    Boral Ltd.*                                              90,362
       1,699    Brambles Industries Ltd.                                 52,140
      12,867    Broken Hill Proprietary Co. Ltd.                        151,916
      20,876    Coca-Cola Amatil Ltd.                                    40,560
       1,233    Cochlear Ltd.                                            21,197
      12,062    Coles Myer Ltd.                                          46,249
       9,859    Commonwealth Bank of Australia                          163,197
       5,287    Computershare Ltd.                                       27,149
      30,252    Gandel Retail Trust                                      19,531
       3,501    Lend Lease Corp. Ltd.                                    44,595
       9,288    National Australia Bank Ltd.                            154,900
      14,697    News Corp. Ltd.                                         202,075
      12,833    Orica Ltd.                                               58,135
       3,595    Rio Tinto Ltd.                                           59,356
      18,862    Santos Ltd.                                              57,393
      12,782    Smith (Howard) Ltd.                                      62,351
      13,279    Southcorp Ltd.                                           38,262
       7,813    TABCORP Holdings Ltd.                                    44,838
      55,984    Telstra Corp Ltd.                                       226,909
       5,793    Wesfarmers Ltd.                                          46,058
      11,045    Westpac Banking Corp. Ltd.                               79,563
      12,094    WMC Ltd.                                                 54,029
      13,395    Woolworths Ltd.                                          49,366
--------------------------------------------------------------------------------
                                                                      1,908,901
--------------------------------------------------------------------------------

Austria -- 1.5%
       1,142    Bank Austria AG                                          55,629
         677    OMV AG                                                   58,820
--------------------------------------------------------------------------------
                                                                        114,449
--------------------------------------------------------------------------------

Belgium -- 0.70%
         784    Colruyt NV                                               33,220
         770    Delhaize "Le Lion" SA                                    46,058
          64    Dolmen Computer Applications NV*                          1,253
         292    Electrabel SA                                            72,178
       4,572    Fortis "B"                                              133,049
         226    Groupe Bruxelles Lambert SA                              56,425
       2,194    KBC Bancassurance Holding NV                             96,567
           1    PetroFina SA                                                549
         803    Solvay SA                                                54,050
       1,499    UCB SA                                                   55,072
--------------------------------------------------------------------------------
                                                                        548,421
--------------------------------------------------------------------------------

Denmark -- 0.79%
           6    A/S Dampskibsselskabet Svendborg " B"                    88,680
           8    D/S 1912 "B"                                             84,969
         500    Den Danske Bank Group                                    60,144
       8,626    Nordic Baltic Holding AB*                                62,918
         538    Novo-Nordisk A/S "B"                                     91,565

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

 SHARES                      SECURITY                                 VALUE
================================================================================

Denmark -- 0.79% (continued)
       1,600    Tele Danmark A/S                                   $    107,696
       3,290    Vestas Wind Systems A/S 144A                            120,829
--------------------------------------------------------------------------------
                                                                        616,801
--------------------------------------------------------------------------------

Finland -- 2.94%
      37,124    Nokia OYJ                                             1,894,497
         623    Pohjola Group Insurance Corp. "B"                        22,020
       6,460    Sonera Group OYJ                                        294,508
         771    Tietoenator OYJ                                          25,727
       2,700    UPM-Kymmene OYJ                                          67,024
--------------------------------------------------------------------------------
                                                                      2,303,776
--------------------------------------------------------------------------------

France -- 10.67%
       1,871    Accor SA                                                 76,688
         708    Air Liquide                                              92,389
       9,016    Alcatel SA                                              591,374
       5,809    Aventis SA                                              424,005
       2,875    AXA UAP                                                 452,911
       3,426    Banque National de Paris                                329,715
         244    Bouygues SA*                                            163,072
         925    Canal Plus                                              155,434
         951    Cap Gemini SA                                           167,521
       5,246    Carrefour Supermarche SA                                358,619
         694    Compagnie de Saint Gobain                                93,824
       1,523    Compagnie Generale des Etablissements
                  Michelin "B"                                           48,872
         892    Dassault Systemes SA                                     83,205
         746    Etablissements Economiques du
                  Casino Guichard-Perrachon SA                           69,088
       7,852    France Telecom SA                                     1,097,521
       1,062    Groupe Danone                                           140,939
         892    Lafarge SA                                               69,324
         991    Lagardere S.C.A.                                         75,693
         490    L'OREAL*                                                424,321
         716    LVMH (Louis Vuitton Moet Hennessy)*                     295,249
       1,184    Pechiney SA "A"                                          49,400
       1,657    Pernod Ricard                                            90,176
         845    Pinault-Printemps-Redoute SA                            187,735
         375    PSA Peugeot Citroen                                      75,258
          81    Publicis SA                                              31,785
          81    Sagem SA                                                 94,967
       5,337    Sanofi-Synthelabo SA                                    254,266
       1,307    Schneider SA                                             91,094
       3,076    Societe Generale "A"                                    185,020
         319    Sodexho Alliance SA                                      57,868
       6,475    STMicroelectronics NV                                   408,014
       1,338    Suez Lyonnaise des Eaux SA                              234,417
       1,339    Thomson CSF                                              52,747
       5,694    Total SA - Series B                                     873,081
       2,549    Usinor SA                                                31,102
         873    Valeo SA                                                 46,676
       4,375    Vivendi                                                 386,168
--------------------------------------------------------------------------------
                                                                      8,359,538
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                 11

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

 SHARES                      SECURITY                                 VALUE
================================================================================

Germany -- 7.99%
       1,799    Allianz AG                                         $    646,334
       4,650    BASF AG                                                 188,684
       5,300    Bayer AG                                                202,914
         894    Beiersdorf AG                                            74,259
       2,228    Continental AG                                           37,439
       7,896    DaimlerChrysler AG                                      411,841
       4,688    Deutsche Bank AG - Registered Shares                    385,821
       3,128    Deutsche Lufthansa AG                                    73,019
      23,399    Deutsche Telekom AG                                   1,335,949
       3,850    Dresdner Bank AG                                        158,427
       1,078    EM TV & Merchandising AG                                 63,658
         787    Fresenius Medical Care AG                                62,756
         710    Heidelberger Zement AG                                   43,384
       3,050    HypoVereinsbank                                         199,472
       1,318    Karstadt AG                                              34,353
       1,562    Linde AG                                                 62,785
       1,448    MAN AG                                                   43,769
       1,873    Merck KGaA                                               57,224
       2,681    Metro AG                                                 94,683
       1,273    Muenchener Rueckversicherungs-Gesellschaft AG           398,652
       1,815    Preussag AG                                              58,571
       3,898    RWE AG                                                  132,304
       1,473    SAP AG                                                  217,141
       1,767    Schering AG                                              96,246
       4,516    Siemens AG                                              681,244
       4,605    Thyssen Krupp AG                                         74,963
       5,626    Veba AG                                                 271,258
       3,021    Volkswagen AG                                           114,478
       1,587    WCM Beteiligungs & Grundbesi AG                          37,259
--------------------------------------------------------------------------------
                                                                      6,258,887
--------------------------------------------------------------------------------

Hong Kong -- 1.96%
      31,000    Cathay Pacific Airways Ltd.                              57,462
      16,500    CLP Holdings Ltd.                                        76,832
      16,000    Esprit Holdings Ltd.                                     16,624
      15,100    Hang Seng Bank Ltd                                      143,337
      15,000    Henderson Land Development Co. Ltd.                      65,998
      49,060    Hong Kong & China Gas Co. Ltd.                           55,065
      90,400    Hong Kong Telecommunications Ltd.                       198,880
      29,700    Hutchison Whampoa Ltd.                                  373,365
       8,000    Johnson Electric Holdings Ltd.                           75,684
      12,000    Li & Fung Ltd.                                           60,034
      40,000    Pacific Century Cyberworks Ltd.*                         79,020
      21,000    Sun Hung Kai Properties Ltd.                            150,853
      18,500    Swire Pacific Ltd. "A"                                  108,216
       4,000    Television Broadcasts Ltd.                               26,682
      27,000    Wharf Holdings Ltd.                                      48,316
--------------------------------------------------------------------------------
                                                                      1,536,368
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

 SHARES                      SECURITY                                 VALUE
================================================================================

Ireland -- 0.37%
       8,668    Allied Irish Banks PLC                             $     77,627
       3,725    CRH PLC                                                  67,395
      17,419    Eircom PLC                                               46,566
       5,332    Irish Life & Permanent PLC                               45,255
       3,985    Kerry Group PLC                                          51,098
--------------------------------------------------------------------------------
                                                                        287,941
--------------------------------------------------------------------------------

Italy -- 4.14%
       8,594    Assicurazioni Generali SpA                              294,565
      64,474    Banca di Roma SpA                                        79,161
      39,543    Banca Intesa SpA                                        177,066
      23,233    Benetton Group SpA                                       48,578
       6,022    Beni Stabili SpA                                          3,231
      52,366    Enel SpA                                                231,987
      64,554    ENI SpA                                                 372,883
       3,781    Fiat SpA                                                 98,118
       8,790    Mediaset SpA                                            134,277
       9,411    Mediobanca Banca SpA                                     97,040
      39,777    Olivetti SpA*                                           144,693
      24,078    Pirelli SpA                                              63,332
       7,600    Riunione Adriatica di Sicurta SpA                        83,446
      10,593    San Paolo - IMI SpA                                     188,014
      51,099    Telecom Italia Mobile SpA                               522,022
      14,238    Telecom Italia Mobile SpA Rnc                            71,640
      28,635    Telecom Italia SpA                                      393,688
       7,464    Telecom Italia SpA Rnc                                   49,527
      39,134    Unicredito Italiano SpA                                 187,190
--------------------------------------------------------------------------------
                                                                      3,240,458
--------------------------------------------------------------------------------

Japan -- 25.43%
       1,200    Acom Co. Ltd.                                           100,815
         800    Advantest Corp.                                         178,196
       6,000    Ajinomoto Co. Inc.                                       76,854
      23,000    Asahi Bank Ltd.                                          96,614
       6,000    Asahi Breweries Ltd.                                     71,712
      13,000    Asahi Chemical Industry Co. Ltd.                         91,829
      11,000    Asahi Glass Co. Ltd.                                    122,769
      37,000    Bank of Tokyo-Mitsubishi Ltd.                           446,405
      11,000    Bank of Yokohama Ltd.                                    49,211
         800    Benesse Corporation                                      55,380
       7,000    Bridgestone Corp.                                       148,010
       7,000    Canon Inc.                                              348,104
       5,000    Casio Computer Co. Ltd.                                  56,039
          15    Central Japan Railway Co.                                84,766
       3,000    Chugai Pharmaceutical Co. Ltd.                           56,652
       6,000    Dai Nippon Printing Co. Ltd.                            105,618
       4,000    Daiichi Pharmaceutical Co. Ltd.                         101,342
       3,000    Daikin Industries Ltd.                                   69,649
      17,000    Daiwa Bank Ltd.                                          44,032
       7,000    Daiwa House Industry Co. Ltd.                            51,029
      11,000    Daiwa Securities Co. Ltd.                               145,044

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  13

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

 SHARES                      SECURITY                                 VALUE
================================================================================

Japan -- 25.43% (continued)
       7,000    Denso Corp.                                        $    170,096
          28    East Japan Railway Co.                                  162,449
       5,000    Ebara Corporation                                        67,671
       3,000    Eisai Co. Ltd.                                           96,068
       1,900    Fanuc Ltd.                                              193,087
      26,000    Fuji Bank Ltd.                                          197,371
       4,000    Fuji Photo Film Co.                                     163,504
      15,000    Fujitsu Ltd.                                            518,484
       6,000    Furukawa Electric Co. Ltd.                              125,171
         500    Hirose Electric Co. Ltd.                                 77,749
      26,000    Hitachi Ltd.                                            374,665
       8,000    Honda Motor Co. Ltd.                                    272,004
       1,000    Hoya Corp.                                               89,475
      21,000    Industrial Bank of Japan Ltd.                           159,020
      12,000    Itochu Corp.*                                            60,467
       3,000    Ito-Yokado Co. Ltd.                                     180,269
      19,000    Japan Airlines Co. Ltd.                                  72,116
          15    Japan Tobacco Inc.                                      131,528
      12,000    Joyo Bank Ltd.                                           46,112
       3,000    Jusco Co. Ltd.                                           56,793
       4,000    Kaneka Corp.                                             44,040
       5,600    Kansai Electric Power Co. Inc.                          100,106
       4,000    Kao Corp.                                               122,063
      33,000    Kawasaki Steel Corp.                                     47,243
      14,000    Keihin Electric Express Railway                          52,611
      12,000    Kinden Corp.                                             75,272
      19,000    Kinki Nippon Railway Co. Ltd.                            76,948
       8,000    Kirin Brewery Co. Ltd.                                   99,835
      12,000    Komatsu Ltd.                                             84,313
       1,100    Konami Company Ltd.                                      69,414
      17,000    Kubota Corp.                                             61,644
       8,000    Kuraray Co. Ltd.                                         91,622
       1,400    Kyocera Corp.                                           237,212
       4,000    Kyowa Hakko Kogyo Co. Ltd.                               39,068
      13,000    Marubeni Corp.*                                          44,690
       4,000    Marui Co. Ltd.                                           76,478
      15,000    Matsushita Electric Industrial Co. Ltd.                 388,509
       5,000    Minebea Co. Ltd.                                         62,633
      19,000    Mitsubishi Chemical Corp.                                77,843
      12,000    Mitsubishi Corp.                                        108,388
      17,000    Mitsubishi Electric Corp.                               183,809
      11,000    Mitsubishi Estate Co. Ltd.                              129,296
      30,000    Mitsubishi Heavy Industries Ltd.                        132,801
      18,000    Mitsubishi Rayon Co.                                     54,994
      11,000    Mitsubishi Trust & Banking Corp.                         85,265
      12,000    Mitsui & Co. Ltd.                                        91,547
       8,000    Mitsui Fudosan Co. Ltd.                                  86,650
      11,000    Mitsui Marine & Fire Insurance Co. Ltd.                  52,837
       2,000    Murata Manufacturing Co. Ltd.                           286,696
      13,000    NEC Corp.                                               407,723

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

 SHARES                      SECURITY                                 VALUE
================================================================================

Japan -- 25.43% (continued)
       6,000    NGK Insulators Ltd.                                $     74,255
         600    Nidec Corp.                                              51,990
       3,000    Nikon Corp.                                             111,043
       1,100    Nintendo Co. Ltd.                                       191,872
       2,000    Nippon COMSYS Corp.                                      42,477
      10,000    Nippon Express Co. Ltd.                                  61,314
      17,000    Nippon Mitsubishi Oil Corp.                              77,814
      10,000    Nippon Paper Industries Co.                              68,189
       4,000    Nippon Sheet Glass Co. Ltd.                              55,531
      54,000    Nippon Steel Corp.                                      113,416
          97    Nippon Telegraph & Telephone Corp.                    1,288,156
      15,000    Nippon Yusen Kabushiki Kaisha                            72,051
      32,000    Nissan Motor Co. Ltd.*                                  188,368
       2,000    Nitto Denko Corp.                                        77,043
      15,000    Nomura Securities Co. Ltd.                              366,612
       6,000    NSK Ltd.                                                 52,555
      11,000    Oji Paper Co. Ltd.                                       75,629
       4,000    Olympus Optical Co. Ltd.                                 71,618
       3,000    Omron Corp.                                              81,375
       1,000    Oriental Land Co. Ltd.                                  102,001
         720    Orix Corp.                                              106,127
      22,000    Osaka Gas Co.                                            63,197
       2,000    Pioneer Electronic Corp.                                 77,796
       1,000    Promise Co. Ltd.                                         78,926
         900    Rohm Co. Ltd.                                           262,774
      31,000    Sakura Bank Ltd.                                        214,015
       4,000    Sankyo Co. Ltd.                                          90,228
      17,000    Sanyo Electric Co. Ltd.                                 152,748
       2,000    Secom Co. Ltd.                                          145,985
       8,000    Sekisui House Ltd.                                       73,916
       8,000    Sharp Corp.                                             141,276
       3,000    Shin-Etsu Chemical Co. Ltd.                             152,013
       3,000    Shionogi & Co. Ltd.                                      56,934
       5,000    Shiseido Co.                                             77,231
       7,000    Shizuoka Bank Ltd.                                       59,336
       1,000    Skylark Co.                                              39,463
         600    SMC Corp.                                               112,738
       2,500    Softbank Corp.                                          339,063
       6,800    Sony Corp.                                              634,048
      25,000    Sumitomo Bank Ltd. (The)                                306,098
      16,000    Sumitomo Chemical Co. Ltd.                               96,142
       9,000    Sumitomo Corp.                                          101,126
       7,000    Sumitomo Electric Industries                            119,859
      10,000    Sumitomo Marine & Fire Insurance Co. Ltd.                58,112
       3,000    Taisho Pharmaceutical Co. Ltd.                          107,370
       1,000    Taiyo Yuden Co. Ltd.                                     62,538
       2,000    Takara Shuzo Co.                                         49,823
       7,000    Takeda Chemical Industries                              458,865
       1,200    Takefuji Corp.                                          144,780
      12,000    Teijin Ltd.                                              58,432

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  15

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

  SHARES                        SECURITY                               VALUE
================================================================================
Japan -- 25.43% (continued)
       2,000    Terumo Corp.                                       $     67,624
      17,000    Tobu Railway Co. Ltd.                                    48,515
         200    Toho Co. Ltd.                                            34,019
       2,800    Tohoku Electric Power Co. Inc.                           37,711
      19,000    Tokai Bank Ltd.                                          93,590
      11,000    Tokio Marine & Fire Insurance Co. Ltd.                  126,809
       8,800    Tokyo Electric Power Co. Inc.                           214,250
       1,000    Tokyo Electronics Ltd.                                  136,755
      25,000    Tokyo Gas Co.                                            70,168
      14,000    Tokyu Corp.                                              69,093
       6,000    Toppan Printing Co. Ltd.                                 63,405
      17,000    Toray Industries Inc.                                    68,848
      24,000    Toshiba Corp.                                           270,571
       3,000    Toyo Seikan Kaisha Ltd.                                  55,946
      29,000    Toyota Motor Corp.                                    1,319,236
         200    Trans Cosmos Inc.                                        29,988
         800    Uni-Charm Corp.                                          48,373
       5,000    Wacoal Corp.                                             50,860
       3,000    Yamanouchi Pharmaceutical Co. Ltd.                      163,598
       4,000    Yamato Transport Co. Ltd.                                99,270
--------------------------------------------------------------------------------
                                                                     19,918,616
--------------------------------------------------------------------------------

Netherlands -- 5.14%
      11,138    ABN AMRO Holding NV                                     272,870
      10,148    Aegon NV                                                361,103
       2,364    Akzo Nobel NV                                           100,438
       3,138    ASM Lithography Holding NV*                             134,881
       5,957    Elsevier NV                                              72,174
       2,670    Getronics NV                                             41,170
       2,337    Heineken NV                                             142,243
       7,314    ING Groep NV                                            494,402
      10,409    Koninklijike Philips Electronics NV                     490,939
       6,081    Koninklijke Ahold NV                                    178,995
      16,415    Royal Dutch Petroleum Co.                             1,020,266
       6,976    Royal KPN NV                                            312,038
       3,591    TNT Post Group NV                                        96,856
       4,134    Unilever NV                                             189,651
       2,403    VOPAK                                                    52,768
       2,391    Wolters Kluwer NV                                        63,691
--------------------------------------------------------------------------------
                                                                      4,024,485
--------------------------------------------------------------------------------

New Zealand -- 0.10%
      35,635    Lion Nathan Ltd.                                         79,438
--------------------------------------------------------------------------------

Norway -- 0.31%
       2,734    Bergesen DY "A"                                          56,072
       2,715    Norsk Hydro ASA                                         113,896
       3,612    Orkla As A-Aksjer                                        68,607
--------------------------------------------------------------------------------
                                                                        238,575
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

  SHARES                        SECURITY                               VALUE
================================================================================

Portugal -- 0.45%
       9,868    Banco Comercial Portugues SA "R"                   $     51,347
       1,726    Banco Espirito Santo e Comercial de Lisboa SA            42,351
       4,522    Brisa-Auto Estradas de Portugal SA                       38,943
       4,559    EDP - Electricidade de Portugal SA                       82,789
       9,108    Portugal Telecom                                        102,264
      17,080    Sonae SGPS SA                                            36,080
--------------------------------------------------------------------------------
                                                                        353,774
--------------------------------------------------------------------------------

Singapore -- 2.72%
       8,000    Chartered Semiconductor Manufacturing*                   69,928
      12,000    City Developments Ltd.                                   46,541
      10,652    DBS Group Holdings Ltd.                                 136,888
      33,000    DBS Land Ltd.                                            42,791
      11,350    Oversea-Chinese Banking Corp Ltd. - Ordinary Shares      78,186
       9,000    Singapore Airlines Ltd.                                  89,088
       4,000    Singapore Press Holdings Ltd.                            62,518
      46,000    Singapore Telecommunications Ltd.                        67,367
      10,392    United Overseas Bank Ltd.                                67,976
--------------------------------------------------------------------------------
                                                                        661,283
--------------------------------------------------------------------------------

Spain -- 2.72%
       5,772    Autopistas Concesion*                                     2,480
       5,772    Autopistas Concesionaria Espanola SA                     50,204
      23,653    Banco Bilbao Vizcaya SA                                 353,421
      30,724    Banco Santander Central Hispano SA                      324,138
       1,406    Corporacion Financiere Alba*                             37,050
       7,371    Endesa SA                                               142,791
       2,289    Fomento de Construcciones y Contratas SA                 43,272
       3,900    Gas Natural SDG SA                                       70,003
      10,404    Grupo Dragados SA                                        74,598
       7,322    Iberdrola SA                                             94,375
       9,518    Repsol SA                                               189,471
       2,780    Sociedad General de Aguas de Barcelona SA                37,159
       4,570    Tabacalera SA "A"                                        70,204
      24,769    Telefonica SA*                                          532,088
       2,719    Union Electrica Fenosa SA                                49,194
       6,733    Zardoya Otis SA                                          59,655
--------------------------------------------------------------------------------
                                                                      2,130,103
--------------------------------------------------------------------------------

Sweden -- 3.44%
       2,219    Atlas Copco AB "B"                                       42,770
       4,750    Drott AB                                                 51,162
       3,394    Electrolux AB "B"                                        52,526
       4,950    ForeningsSparbanken AB                                   72,398
       6,051    Hennes & Mauritz AB                                     126,234
         900    NetCom AB "B"*                                           66,429
      21,357    Nordic Baltic Holding AB                                161,025
       2,295    Sandvik AB                                               48,138
       2,965    Securitas AB "B"                                         62,863
      11,320    Skandia Forsakrings AB                                  299,043
       6,300    Skandinaviska Enskilda Banken "A"                        74,643



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  17

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

  SHARES                        SECURITY                               VALUE
================================================================================
Sweden -- 3.44% (continued)
       1,588    Skanska AB "B"                                         $ 56,264
       2,325    Svenska Cellulosa AB "B"                                 44,154
       5,900    Svenska Handelsbanken AB "B"                             85,624
      13,328    Swedish Match AB                                         41,102
      60,008    Telefonakfiebolaget Ericsson AB                       1,187,234
      10,600    Telia AB*                                                99,750
       3,602    Volvo AB "B"                                             78,207
       7,355    WM-Data AB                                               40,444
--------------------------------------------------------------------------------
                                                                      2,690,010
--------------------------------------------------------------------------------

Switzerland -- 5.44%
       2,243    ABB Ltd.                                                268,456
         140    Adecco SA                                               118,944
         102    Alusuisse Lonza Group AG*                                66,464
       2,138    Credit Suisse Group                                     425,280
          65    Gebruder Sulzer AG*                                      43,231
          63    Givaudan - Foreign Registered*                           19,174
         134    Holderbank Financiere Glarus AG                          43,781
          51    Holderbank Financiere Glarus AG "B"                      62,525
         289    Nestle SA                                               578,407
         544    Novartis AG - Registered                                861,677
          51    Roche Holding AG                                        496,448
          12    Roche Holding AG-Genusschein                            126,926
          28    Schindler Holding AG                                     42,909
         100    Schweizerische Rueckversicherungs-Gesellschaft          203,819
          57    Swatch Grap AG                                           72,466
         558    Swisscom AG                                             193,257
       3,244    Union Bank of Switzerbank                               475,260
         330    Zurich Allied AG                                        163,043
--------------------------------------------------------------------------------
                                                                      4,262,067
--------------------------------------------------------------------------------

United Kingdom -- 18.59%
      10,532    Abbey National PLC                                      126,257
      11,530    Allied Zurich PLC                                       136,733
       5,511    AMVESCAP PLC                                             88,644
       6,542    Anglian Water PLC                                        60,555
       7,615    Arm Holdings PLC*                                        81,813
       9,421    BAA PLC                                                  75,768
      11,485    Barclays PLC                                            286,341
       8,258    Bass PLC                                                 93,106
      25,767    BG Group PLC                                            166,957
       7,627    Blue Circle Industries PLC                               49,361
       3,826    BOC Group PLC                                            55,155
       8,188    Boots Co. PLC                                            62,497
     173,728    BP Amoco PLC                                          1,671,368
      22,004    British Aerospace PLC                                   137,567
      10,196    British Airways PLC                                      58,793
      21,132    British American Tobacco PLC                            141,415
      13,940    British Sky Broadcasting Group PLC*                     273,301
      49,095    British Telecommunications PLC                          636,222
       2,563    Burmah Castrol PLC                                       64,794



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

  SHARES                        SECURITY                               VALUE
================================================================================

United Kingdom -- 18.59% (continued)
      15,528    Cadbury Schweppes PLC                              $    102,263
       8,119    Canary Wharf Finance PLC*                                45,647
       1,859    Capita Group PLC                                         45,615
       5,870    Carlton Communications PLC                               75,713
      29,385    Centrica PLC                                             98,322
      16,552    CGU PLC                                                 276,286
       5,363    Compass Group PLC                                        70,842
      30,263    Corus Group PLC                                          44,314
      24,066    Diageo PLC                                              216,558
      15,509    Dixons Group PLC                                         63,306
       4,340    Electrocomponents PLC                                    44,454
       6,945    EMI Group PLC                                            63,232
       5,919    GKN PLC "B"                                              75,716
      26,976    Glaxo Wellcome PLC                                      788,813
      14,330    Granada Group PLC                                       143,518
       9,242    Great Universal Stores PLC                               59,603
      16,658    Halifax PLC                                             160,260
       7,221    Hanson PLC                                               51,172
      12,846    Hays PLC                                                 71,832
      63,929    HSBC Holdings PLC                                       732,901
       7,273    Imperial Chemical Industries PLC                         57,886
      27,902    Invensys PLC                                            105,004
      16,140    J Sainsbury PLC                                          73,476
      11,570    Kingfisher PLC                                          105,605
      15,154    Ladbroke Group PLC                                       53,350
       4,627    Land Securities PLC                                      55,468
      36,494    Legal & General Group PLC                                85,560
      41,720    Lloyds TSB Group PLC                                    395,043
       3,049    Logica PLC                                               72,362
      19,382    Marconi PLC                                             252,937
      23,054    Marks & Spencer PLC                                      81,249
       4,645    Misys PLC                                                39,331
      10,190    National Grid Group PLC                                  80,561
       9,209    National Power PLC                                       58,832
       5,977    Nycomed Amersham PLC "A"                                 59,498
       4,418    Pearson PLC                                             140,786
       7,949    Peninsular & Oriental Steam Navigation Co. PLC           68,272
      13,373    Prudential Corp. PLC                                    196,435
       3,830    Psion PLC                                                37,138
       4,674    Railtrack Group PLC                                      72,805
       9,589    Reed International PLC                                   83,667
      24,807    Rentokil Initial PLC                                     56,466
      10,427    Reuters Group PLC                                       178,319
       9,297    Rio Tinto PLC                                           152,364
      19,389    Royal Bank of Scotland Group PLC                        325,406
       9,623    Sage Group PLC                                           78,123
       2,562    Schroders PLC                                            46,186
      12,685    Scottish Power PLC                                      107,793
       3,602    Sema Group PLC                                           51,379
      14,249    Smith & Nephew Associated                                52,758


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  19

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

  SHARES                        SECURITY                               VALUE
================================================================================

United Kingdom -- 18.59% (continued)
      42,128    SmithKline Beecham PLC                             $    552,968
       4,444    Smiths Industries PLC                                    57,995
      48,782    Tesco PLC                                               152,122
       4,017    Thames Water PLC                                         52,117
       3,979    3i Group PLC                                             82,056
      13,995    Unigate PLC                                              61,586
      21,405    Unilever PLC                                            129,924
       5,079    United Utilities PLC                                     50,405
     465,708    Vodafone Group PLC ADR                                1,886,863
       9,227    Williams PLC                                             53,906
       7,972    Wolseley PLC                                             42,944
       5,720    WPP Group PLC                                            83,760
      13,449    Zeneca Group PLC                                        629,593
--------------------------------------------------------------------------------
                                                                     14,557,312
--------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                  (Cost -- $66,238,347)                              74,091,203
================================================================================
PREFERRED STOCKS -- 0.46%
Australia -- 0.23%
      15,039    News Corp. Ltd.                                       181,289
--------------------------------------------------------------------------------

Germany -- 0.23%
         954    SAP AG - Vorzug                                       176,429
--------------------------------------------------------------------------------

                  TOTAL PREFERRED STOCKS
                  (Cost -- $273,296)                                    357,718
================================================================================

    SHARES OR
    PRINCIPAL           SECURITY                                      VALUE
================================================================================

SHORT-TERM INSTRUMENTS -- 4.61%
United States -- 4.61%
                  U.S. Treasury Bills:
   2,227,000       5.61% due 8/3/00**                               2,215,428
   1,401,000       5.67% due 7/13/00**                              1,398,176
--------------------------------------------------------------------------------
                                                                      3,613,604
================================================================================

                  TOTAL SHORT-TERM INSTRUMENTS
                  (Cost -- $3,614,271)                                3,613,604
================================================================================

                  TOTAL INVESTMENTS IN SECURITIES -- 99.68%
                  (Cost -- $70,125,914)                              78,062,525
================================================================================

                  Other Assets, Less Liabilities -- 0.32%               254,045
================================================================================

                  NET ASSETS -- 100.00%                             $78,316,570
================================================================================

 *   Non-income producing security.
** These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of FTSE 100 Index, NIKKEI 300 Index and Euro 50 Index futures contracts (See Note 1).

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                      2000  Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments:
     In securities, at market value (Cost -- $70,125,914) (Note 1)            $78,062,525
     Cash                                                                             835
     Cash denominated in foreign currencies (Cost -- $218,335)                    221,579
     Unrealized gain on foreign currency exchange contracts                        32,739
     Receivables:
       Dividends and interest                                                     146,191
       Due from broker-variation margin                                           140,542
-----------------------------------------------------------------------------------------
     Total Assets                                                              78,604,411
-----------------------------------------------------------------------------------------
LIABILITIES:
     Payables:
       Investment securities purchased                                            157,013
       Due to BGI (Note 2)                                                         65,471
     Unrealized loss on foreign currency exchange contracts                        65,357
-----------------------------------------------------------------------------------------
     Total Liabilities                                                            287,841
-----------------------------------------------------------------------------------------

Total Net Assets                                                              $78,316,570
=========================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  21

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Operations (unaudited)       For the Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
     Dividends (a)                                                    $ 666,870
     Interest                                                            84,779
-------------------------------------------------------------------------------
     Total Investment Income                                            751,649
-------------------------------------------------------------------------------

EXPENSES (NOTE 2):
     Advisory fees                                                       53,559
     Administration fees                                                 35,706
-------------------------------------------------------------------------------
     Total Expenses                                                      89,265
-------------------------------------------------------------------------------

Net Investment Income                                                   662,384
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on sale of investments                           196,724
     Net realized loss on sale of futures contracts                     (29,595)
     Net realized loss on foreign currency transactions                 (89,931)
     Net change in unrealized depreciation of investments            (3,739,615)
     Net change in unrealized depreciation of futures contracts        (198,100)
     Net change in unrealized appreciation on translation of
        assets and liabilities in foreign currencies                      1,110
-------------------------------------------------------------------------------
     Net Loss on Investments                                         (3,859,407)
-------------------------------------------------------------------------------

Net Decrease in Net Assets Resulting From Operations                $(3,197,023)
===============================================================================
(a) Net of  foreign  withholding  tax  of  $85,590.




                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2000 (unaudited) and the Period Ended December 31, 1999(a)


                                                                                     2000                1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                      $    662,384       $     106,126
     Net realized gain                                                                77,198              32,307
     Net change in unrealized appreciation (depreciation)                         (3,936,605)         11,799,108
------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets Resulting From Operations                   (3,197,023)         11,937,541
------------------------------------------------------------------------------------------------------------------------------------

Interestholder Transactions:
     Contributions                                                                29,738,204          54,039,755
     Withdrawals                                                                 (11,847,264)         (2,354,643)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Interestholder Transactions             17,890,940          51,685,112
------------------------------------------------------------------------------------------------------------------------------------

Increase in Net Assets                                                            14,693,917          63,622,653

NET ASSETS:
     Beginning of period                                                          63,622,653                  --
------------------------------------------------------------------------------------------------------------------------------------

     End of period                                                              $ 78,316,570       $  63,622,653
------------------------------------------------------------------------------------------------------------------------------------



(a) For the period from October 1, 1999 (commencement of operations) to December 31, 1999.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  23

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate to the International Index Master Portfolio (the "Master Portfolio").

The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transactions.



--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Federal Income Taxes

MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

Futures Contracts

The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2000 the Master Portfolio had the following open long futures contracts outstanding:



                                                                         Net Unrealized
Number of                               Expiration        Notional        Appreciation
Contracts                  Type            Date        Contract Value    (Depreciation)
----------------------------------------------------------------------------------------
10                  FTSE 100 Index       9/15/00        $  964,643        $ (18,928)
36                  NKKEI 300 Index      9/7/00          1,063,980           19,355
31                  EURO 50 Index        9/15/00         1,538,176          (42,754)
----------------------------------------------------------------------------------------
                                                                          $ (42,327)
----------------------------------------------------------------------------------------


The Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $3,628,000.



--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  25

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price. As of June 30, 2000 the Master Portfolio had no outstanding repurchase agreements.

Forward Foreign Currency Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. As of June 30, 2000, the Master Portfolio had the following open forward foreign currency exchange contracts outstanding:


                                                  Exchange     Foreign Currency                       Net Unrealized
Currency                                            Date         Cost/Proceeds    U.S. Dollar Value     Gain/(Loss)
=====================================================================================================================
Purchase Contracts
British Pound Sterling                             8/3/00         $1,756,901          $1,732,993          $(23,908)
Euro Dollar                                        8/3/00          2,048,405           2,081,144            32,739
Japanese Yen                                       8/3/00          1,684,256           1,679,739            (4,517)
Swedish Krona                                      8/3/00            107,661             107,432              (229)
---------------------------------------------------------------------------------------------------------------------
Net Unrealized Gain on Purchase Contracts                                                                    4,085
Sale Contracts
British Pound Sterling                             8/3/00            788,000             805,096           (17,096)
Euro Dollar                                        8/3/00            579,000             595,655           (16,655)
Japanese Yen                                       8/3/00            620,000             621,240            (1,240)
Swedish Krona                                      8/3/00            105,720             107,432            (1,712)
---------------------------------------------------------------------------------------------------------------------
Net Unrealized Loss on Sale Contracts                                                                      (36,703)
Net Unrealized Gain on Forward
  Foreign Currency Contracts                                                                              $(32,618)
---------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.15% of the average daily net assets of the Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.


3. Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the six months ended June 30, 2000 were as follows:

          U.S. GOVERNMENT OBLIGATIONS:
          ----------------------------------------------------------------------
          Purchase at cost                                          $        --
          Sales proceeds                                                     --
          ----------------------------------------------------------------------
          OTHER SECURITIES:
          ----------------------------------------------------------------------
          Purchase at cost                                          $41,187,053
          Sales proceeds                                             22,896,338
          ----------------------------------------------------------------------

At June 30, 2000, the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                            Unrealized        Unrealized      Net Unrealized
            Tax Cost       Appreciation      Depreciation      Appreciation
          ----------------------------------------------------------------------
          $70,125,914       $12,371,620      $(4,435,009)       $7,936,611
          ----------------------------------------------------------------------



--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  27

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Financial Highlights

The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities for the Master Portfolio are as follows:

                                                           Six Months Ended    For the Period Ended
                                                             June 30, 2000      December 31, 1999*
=====================================================================================================
Ratio of expenses to average net assets+                           0.25%                 0.25%
Ratio of net investment income to average net assets+              1.85%                 0.82%
Portfolio turnover rate                                              33%                   39%


* For the period from March 1, 1999 (commencement of operations) to December 31, 1999.
+ Annualized for period of less than one year.





--------------------------------------------------------------------------------
28                                       2000 Semi-Annual Report to Shareholders

Smith Barney
EAFE Index Fund



Trustees
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Administrator
SSB Citi Fund Management LLC

Distributor
Salomon Smith Barney Inc.

Custodian
Investors Bank and Trust Company

Transfer Agent
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699





This report is submitted for the general information of shareholders of Smith Barney EAFE Index Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


[LOGO OF SMITH BARNEY]



Smith Barney
EAFE Index Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds


FD02000 8/00

SB                              [GRAPHIC OMITTED]
MF

                                 Smith Barney
                                  S&P 500 Index
                                              Fund

                                                       Special Discipline series

                                                       Semi-Annual Report
                                [GRAPHIC OMITTED]
                                                       June 30, 2000

                                SB  Smith Barney
                                MF  Mutual Funds

                Your Serious Money. Professionally Managed.(SM)

             Not Fdic Insured o Not Bank Guaranteed o May Lose Value

--------------------------------------------------------------------------------
A Message from the Chairman
--------------------------------------------------------------------------------

[PHOTO]

HEATH B.
MCLENDON

Chairman

Dear Shareholder:

For years, individuals and their families and businesses have looked to the investment professionals of SSB Citi Fund Management LLC for thoughtful insights and a wide variety of investment options. For some, the solution has been a long-term investment strategy involving index funds.

As you may know, the Smith Barney S&P 500(1) Index Fund ("Fund") matches the composition of the Standard & Poor's 500 Index ("S&P 500")(2) by owning the constituent index stocks at the appropriate index weight. The Fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing.

In our opinion, the lessons of the past may be used to better understand the challenges and opportunities of the future. We believe SSB Citi Fund Management LLC represents extensive asset management expertise. We also believe that expertise is achieved through the intelligent application of knowledge and the use of investment tools.

Whatever your investment objective may be, we believe that following a disciplined investment plan is of paramount importance in these uncertain times. We encourage you to work closely with your financial professional to map out an investment plan that fits in with your objectives -- be it retirement, estate planning or educational needs.

When you invest with SSB Citi Fund Management LLC, you can do so with the confidence that your interests come first, your investment success is paramount, and that the ultimate in resources is being committed to your financial future. Thank you for investing with us.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

July 25, 2000

(1) Standard & Poor's, "S&P(R)" and "S&P 500(R)" are trademarks of Standard & Poor's, a division of the McGraw Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
(2) The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                1

Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]                           [PHOTO]

SANDIP A.                         JOHN
BHAGAT, CFA                       LAU

Vice President and                Investment Officer
Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report of the Smith Barney S&P 500 Index Fund ("Fund") for the period ended June 30, 2000. In this report we have summarized the period's prevailing economic and market conditions and outlined our portfolio strategy.(1) A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Investment Objective and Performance Update

The Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Standard & Poor's 500 Index ("S&P 500").(2) The Fund will hold a broadly diversified portfolio of common stocks that is comparable to the S&P 500 in terms of economic sector weightings, market capitalization and liquidity.

The Fund is designed to provide a reliable exposure to the large-cap segment of the U.S market through a broadly diversified portfolio structure. The Fund holds a widely diversified portfolio of common stocks that is comparable to the S&P 500 in terms of sector weightings and market capitalization.

For the six months ended June 30, 2000, the Fund's Class A shares returned a negative 0.63%. In comparison, the S&P 500 returned a negative 0.43% for the same period. (Past performance is not indicative of future results.)

Financial Markets Overview

Shares of many U.S. companies declined during the period, with many of the major indexes down for the first six months of the year as investors reacted to actual as well as further potential rate increases by the Federal

----------
(1) The information provided represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund's portfolio.
(2) The S&P 500 is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders

Reserve Board ("Fed"). The breadth of the declines affected a wide range of stocks including many small- and large-capitalization company stocks, growth stocks and value stocks. (Growth stocks are shares of companies with historically strong and relatively predictable earnings growth rates. Value stocks are shares of companies that are believed to be undervalued but have good longer-term business prospects.)

Momentum investing and technology stocks were largely out of favor with investors during the period, replaced in many cases by a renewed interest in companies that many investors believed could provide real earnings and had strong financials.

Concerns about higher interest rates peaked in mid-May, when the Fed raised interest rates 50 basis points.(3) The ongoing trend of rising interest rates was a catalyst for the weak performance of all of the major indexes in the quarter ended June 30, 2000. The Dow Jones Industrial Average ("DJIA"), which is dominated by "Old Economy" stocks, followed a negative first quarter performance with a decline of 4.34% in the second quarter of 2000. (The DJIA is a price-weighted average of 30 actively traded blue-chip stocks. Figures for the DJIA include reinvestment of dividends. The Old Economy represents more established, "blue-chip" companies.)

For the sixth consecutive time since June 30, 1999, the Fed opted to raise interest rates on May 16, 2000 to slow the robust growth of the U.S. economy, increasing the federal funds rate by 50 basis points to 6.50%. (The federal funds rate is the interest rate that banks with excess reserves at a Fed district bank charge other banks that need overnight loans. The fed funds rate, as it is called, often points to the direction of U.S. interest rates.) The increase of the target overnight interest rate marked its highest level in nine years and reflected Fed action intended to address risks of an economy with higher inflationary pressures.

The Fed continued to stress its concern that there is a disparity in the growth of demand and potential supply, which could foster inflation and jeopardize the economy's performance. In theory, higher rates could potentially hurt stocks, because slower growth often hinders profits at the same time that alternative investments become more attractive. Accordingly, many interest-rate sensitive stocks experienced price declines after the recent decision.

----------
(3)  A basis point is 0.01% or one one-hundredth of a percent.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                3

In June, many investors were relieved after the Fed left interest rates unchanged during its latest policy meeting that took place in June. Generally, monetary policy takes time to filter through the economy and the full effect of higher interest rates may not be felt for months.

In closing, thank you for investing in the Smith Barney S&P 500 Index Fund. We look forward to helping you pursue your financial goals in the new century.

Sincerely,


/s/ Sandip A. Bhagat              /s/ John Lau

Sandip A. Bhagat, CFA             John Lau
Vice President and                Investment Officer
Investment Officer

July 25, 2000


--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance--Class A Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                     ---------------------
                      Beginning     End      Income    Capital Gain     Total
Period Ended         of Period   of Period  Dividend   Distributions   Returns+
================================================================================
6/30/00                $15.00     $14.88     $0.00        $0.02        (0.63)%++
--------------------------------------------------------------------------------
12/31/99*               14.24      15.00      0.08         0.00         5.88++
--------------------------------------------------------------------------------
11/30/99                11.98      14.24      0.06         0.07        19.96
--------------------------------------------------------------------------------
Inception** - 11/30/98  10.00      11.98      0.00         0.00        19.80++
================================================================================
Total                                        $0.14        $0.09
================================================================================

--------------------------------------------------------------------------------
Historical Performance--Class D Shares
--------------------------------------------------------------------------------

                        Net Asset Value
                     --------------------
                     Beginning     End      Income     Capital Gain     Total
Period Ended         of Period  of Period  Dividend    Distributions   Returns+
================================================================================
6/30/00                $15.01     $14.91     $0.00        $0.02        (0.50)%++
--------------------------------------------------------------------------------
12/31/99*               14.28      15.01      0.11         0.00         5.91++
--------------------------------------------------------------------------------
11/30/99                11.99      14.28      0.07         0.07        20.29
--------------------------------------------------------------------------------
Inception** - 11/30/98  11.00      11.99      0.00         0.00         9.00++
================================================================================
Total                                        $0.18        $0.09
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------

                                                        Class A        Class D
================================================================================
Six Months Ended 6/30/00++                               (0.63)%        (0.50)%
--------------------------------------------------------------------------------
Year Ended 6/30/00                                        6.75           6.99
--------------------------------------------------------------------------------
Inception** through 6/30/00                              18.10          18.47
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns+
--------------------------------------------------------------------------------

================================================================================
Class A (Inception** through 6/30/00)                                    51.20%
--------------------------------------------------------------------------------
Class D (Inception** through 6/30/00)                                    38.16
================================================================================

* For the period December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
** Inception dates for Class A and D shares are January 5, 1998 and August 4, 1998, respectively.
+     Assumes reinvestment of all dividends and capital gain distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                 Growth of $10,000 Invested in Class A Shares of
                    the Smith Barney S&P 500 Index Fund vs.
                           Standard & Poor's 500 Index
--------------------------------------------------------------------------------
                            January 1998 -- June 2000

                                  [LINE CHART]

                    Smith Barney           Standard & Poor's
                 S&P 500 Index Fund            500 Index

1/5/98                  10000                   10000
5/98                    11170                   11189
11/98                   11980                   12026
5/99                    13431                   13541
11/99                   14371                   14538
12/31/99                15216                   15393
6/30/2000               15120                   15326

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on January 5, 1998, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2000. The Standard & Poor's 500 Index ("S&P 500 Index") is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The S&P 500 Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index. The performance of the Fund's Class D shares may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser expenses were incurred by the Fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
COMMON STOCK -- 99.7%
Auto & Transportation -- 1.6%
          4,517   AMR Corp.*                                        $  119,418
         12,731   Burlington Northern Santa Fe Corp.                   292,017
          2,049   Cooper Tire & Rubber Co.                              22,795
          6,458   CSX Corp.                                            136,829
          1,264   Cummins Engine Co., Inc.                              34,444
          4,570   Dana Corp.                                            96,827
          3,624   Delta Air Lines, Inc.                                183,238
          2,151   Eaton Corp.                                          144,117
          8,668   FedEx Corp.*                                         329,384
         36,424   Ford Motor Co.                                     1,566,232
         15,917   General Motors Corp.                                 924,181
          5,289   Genuine Parts Co.                                    105,780
          4,619   The Goodyear Tire & Rubber Co.                        92,380
          9,013   Harley-Davidson, Inc.                                347,000
          2,627   ITT Industries, Inc.                                  79,795
          2,559   Johnson Controls Inc.                                131,309
          3,298   Kansas City Southern Industries, Inc.                292,491
          1,891   Navistar International Corp.                          58,739
         11,416   Norfolk Southern Corp.                               169,813
          2,278   PACCAR Inc.                                           90,408
          1,759   Ryder Systems, Inc.                                   33,311
          1,709   Snap-On, Inc.                                         45,502
         14,662   Southwest Airlines Co.                               277,662
          1,759   The Timken Co.                                        32,761
          3,634   TRW, Inc.                                            157,625
          7,489   Union Pacific Resources                              164,758
          1,952   US Airways Group, Inc.*                               76,128
          4,769   Visteon Corp.*                                        57,825
------------------------------------------------------------------------------
                                                                     6,062,769
------------------------------------------------------------------------------
Consumer Discretionary -- 12.4%
          1,670   Alberto Culver Co., Class B Shares                    51,039
         12,609   Albertsons, Inc.                                     419,249
          1,999   American Greetings Corp., Class A Shares              37,981
          3,920   AutoZone, Inc.*                                       86,240
          7,068   Avon Products, Inc.                                  314,526
          4,140   Bed Bath and Beyond, Inc.*                           150,075
          6,052   Best Buy Co., Inc.*                                  382,789
          2,537   Brunswick Corp.                                       42,019
         18,015   Carnival Corp.                                       351,292
         21,367   Cendant Corp.*                                       299,138
          6,018   Circuit City Stores-Circuit City Group               199,722
         10,077   Clear Channel Communications Inc.*                   755,775
          7,009   Clorox Co.                                           314,091
         17,134   Colgate Palmolive Co.                              1,025,898
         26,658   Comcast Corp., Class A Shares                      1,079,649

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Consumer Discretionary -- 12.4% (continued)
          3,347   Consolidated Stores Corp.*                        $   40,164
         13,330   Costco Cos., Inc.                                    439,890
         11,590   CVS Corp.                                            463,600
          3,757   Darden Restaurants, Inc.                              61,051
          2,230   Deluxe Corp.                                          52,544
          2,802   Dillard's, Inc., Class A Shares                       34,325
          9,695   Dollar General Corp.                                 189,052
          2,623   Dow Jones & Co., Inc.                                192,135
          4,758   Dun & Bradstreet Corp.                               136,198
          9,183   Eastman Kodak Co.                                    546,388
          6,373   Federated Department Stores, Inc.*                   215,089
          7,938   Gannett Co.                                          474,792
         25,344   The Gap, Inc.                                        792,000
         31,045   The Gillette Co.                                   1,084,635
          1,117   The Great Atlantic & Pacific Tea Co., Inc.            18,570
          2,122   Harcourt General, Inc.                               115,384
          3,648   Harrah's Entertainment, Inc.*                         76,380
          5,185   Hasbro, Inc.                                          78,099
         11,016   Hilton Hotels Corp.                                  103,275
         68,774   Home Depot, Inc.                                   3,434,402
          3,107   International Flavors & Fragrances, Inc.              93,792
          8,933   The Interpublic Group Cos., Inc.                     384,119
          7,723   J.C. Penney Co., Inc.                                142,393
         16,552   Kimberly-Clark Corp.                                 949,671
         14,042   Kmart Corp.*                                          95,661
          2,338   Knight Ridder, Inc.                                  124,352
          9,730   Kohl's Corp.*                                        541,231
         24,754   Kroger Co.*                                          546,135
         12,817   The Limited, Inc.                                    277,168
          1,645   Liz Claiborne, Inc.                                   57,986
          1,155   Longs Drug Stores Corp.                               25,121
         11,358   Lowe's Cos., Inc.                                    466,388
          7,117   Marriott International Inc., Class A Shares          256,657
         12,568   Mattel, Inc.                                         165,741
          9,852   May Department Stores Co.                            236,448
          2,365   Maytag Corp.                                          87,209
         39,684   McDonald's Corp.                                   1,307,092
          5,782   McGraw Hill, Inc.                                    312,228
          1,462   Meredith Corp.                                        49,343
          1,195   National Service Industries, Inc.                     23,303
          5,043   The New York Times Co., Class A Shares               199,199
          7,941   Newell Rubbermaid Inc.                               204,481
          8,175   Nike Inc., Class B Shares                            325,467
          3,990   Nordstrom, Inc.                                       96,259
          9,700   Office Depot, Inc.*                                   60,625
          5,299   Omnicom Group, Inc.                                  471,942
          5,021   Pactiv Corp.*                                         39,540

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Consumer Discretionary -- 12.4% (continued)
          1,377   Polaroid Corp.                                      $ 24,872
         38,871   The Procter & Gamble Co.                           2,225,365
          3,601   R.R. Donnelley & Sons Co.                             81,248
          1,733   Reebok International Ltd.*                            27,620
          7,921   Rite Aid Corp.                                        51,982
            925   Russell Corp.                                         18,500
         10,523   Sears Roebuck & Co.                                  343,313
            545   Springs Industries, Inc.                              17,542
         14,432   Staples, Inc.*                                       221,892
          5,445   Starbucks Corp.*                                     207,931
          3,866   SUPERVALU, Inc.                                       73,696
         13,527   Target Corp.                                         784,566
          2,177   Tiffany & Co.                                        146,948
         39,105   Time Warner, Inc.                                  2,971,980
          1,731   Times Mirror Corp., Class A Shares                   157,954
          8,990   TJX Cos., Inc.                                       168,563
          6,347   Toys "R" Us, Inc.*                                    92,428
          9,140   Tribune Co.                                          319,900
          4,350   Tricon Global Resturants, Inc.*                      122,888
          1,732   Tupperware Corp.                                      38,104
         15,096   U.S. WEST, Inc.                                    1,294,482
         16,987   Unilever NV                                          730,441
          3,467   VF Corp.                                              82,558
         45,355   Viacom, Inc., Class B Shares*                      3,092,644
        132,561   Wal-Mart Stores, Inc.+                             7,638,828
         29,955   Walgreen Co.                                         964,177
         61,783   Walt Disney Co.                                    2,397,953
          3,324   Wendy's International, Inc.                           59,209
          2,171   Whirlpool Corp.                                      101,223
          4,391   Winn-Dixie Stores Inc.                                62,846
          2,127   Young & Rubicam Inc.                                 121,638
------------------------------------------------------------------------------
                                                                    46,240,298
------------------------------------------------------------------------------
Consumer Staples -- 4.2%
          1,073   Adolph Coors Co., Class B Shares                      64,916
         13,421   Anheuser-Busch Co., Inc.                           1,002,381
         17,823   Archer-Daniels-Midland Co.                           174,888
          8,157   Bestfoods                                            564,872
          2,031   Brown-Forman Corp., Class B Shares                   109,166
         12,598   Campbell Soup Co.                                    366,917
         73,582   The Coca-Cola Co.                                  4,226,366
         12,589   Coca-Cola Enterprises Inc.                           205,358
         14,618   ConAgra, Inc.                                        278,656
          4,695   Fortune Brands, Inc.                                 108,278
          8,652   General Mills, Inc.                                  330,939
         10,479   H.J. Heinz Co.                                       458,456
          4,069   Hershey Foods Corp.                                  197,346

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Consumer Staples -- 4.2% (continued)
         12,122   Kellogg Co.                                      $   360,629
          2,911   Loews Corp.                                          174,660
          9,737   Nabisco Group Holdings Corp.                         252,553
         42,888   PepsiCo, Inc.                                      1,905,836
         67,958   Phillip Morris Cos., Inc.                          1,805,134
          3,901   Quaker Oats Co.                                      293,063
          9,197   Ralston-Ralston Purina Group                         183,365
         14,762   Safeway, Inc.*                                       666,135
         25,856   Sara Lee Corp.                                       499,344
         12,954   Seagram Co., Ltd.                                    751,332
          9,902   SYSCO Corp.                                          417,122
          4,870   UST, Inc.                                             71,528
          3,379   Wm. Wrigley Jr. Co.                                  270,954
------------------------------------------------------------------------------
                                                                    15,740,194
------------------------------------------------------------------------------
Finance -- 12.9%
          7,932   AFLAC, Inc.                                          364,376
         22,121   Allstate Corp.                                       492,192
         39,723   American Express Co.                               2,070,561
          7,368   American General Corp.                               449,448
         45,852   American International Group, Inc.                 5,387,610
         11,619   AmSouth Bancorporation                               182,999
          7,640   Aon Corp.                                            237,317
         21,711   Associates First Captial Corp.*                      484,427
         34,062   Bank One Corp.                                       904,772
         49,263   Bank of America Corp.                              2,118,309
         21,969   The Bank of New York Co., Inc.                     1,021,558
         10,357   BB&T Corp.                                           247,273
          3,315   Bear Stearns Cos. Inc.                               137,987
          5,821   Capital One Financial Corp.                          259,762
         40,454   The Charles Schwab & Corp.                         1,360,266
          6,205   Charter One Financial, Inc.                          142,715
         36,815   Chase Manhattan Corp.                              1,695,791
          5,179   Chubb Corp.                                          318,508
          4,829   CIGNA Corp.                                          451,511
          4,774   Cincinnati Financial Corp.                           150,083
        100,349   Citigroup, Inc.                                    6,046,027
          4,630   Comerica, Inc.                                       207,771
          9,739   Conseco, Inc.                                         94,955
          4,535   Convergys Corp.*                                     235,253
          3,418   Countrywide Credit Industries, Inc.                  103,608
          4,155   Equifax, Inc.                                        109,069
         29,974   Fannie Mae                                         1,564,268
          9,207   Fifth Third Bancorp                                  582,343
         29,152   First Union Corp.                                    723,334
         28,875   Firstar Corp.                                        608,180
         26,795   FleetBoston Financial Corp.                          911,030
          7,216   Franklin Resources, Inc.                             219,186

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Finance -- 12.9% (continued)
         20,641   Freddie Mac                                       $  835,960
          4,688   Golden West Financial Corp.                          191,329
          2,924   H&R Block, Inc.                                       94,664
          6,387   Hartford Financial Services, Inc.                    357,273
         14,050   Household International, Inc.                        583,953
          6,553   Huntington Bancshares Inc.                           103,619
          4,839   J.P. Morgan & Co., Inc.                              532,895
          3,050   Jefferson Pilot Corp.                                172,134
         12,966   Keycorp                                              228,526
          3,577   Lehman Brothers Holdings, Inc.                       338,250
          5,668   Lincoln National Corp.                               204,756
          8,003   Marsh & McLennan Cos., Inc.                          835,813
          2,914   MBIA, Inc.                                           140,418
         23,847   MBNA Corp.                                           646,850
         14,609   Mellon Financial Corp.                               532,315
         11,521   Merrill Lynch & Co., Inc.                          1,324,915
          3,135   MGIC Investment Corp.                                142,643
         33,663   Morgan Stanley Dean Witter & Co.                   2,802,445
         17,947   National City Corp.                                  306,221
          6,626   Northern Trust Corp.                                 431,104
          4,057   Old Kent Financial Corp.                             108,527
          4,299   PaineWebber Group, Inc.                              195,605
         11,045   Paychex, Inc.                                        463,890
          2,524   Pinnacle West Capital Corp.                           85,501
          8,623   PNC Financial Services Group                         404,203
          2,186   The Progressive Corp.                                161,764
          4,237   Providian Financial Corp.                            381,330
          6,601   Regions Financial Corp.                              131,195
          3,804   SAFECO Corp.                                          75,605
          4,669   SLM Holding Corp.                                    174,796
          5,014   SouthTrust Corp.                                     113,442
          6,265   St. Paul Cos.                                        213,793
          4,792   State Street Corp.                                   508,252
          5,166   Summit Bancorp                                       127,213
          9,002   SunTrust Banks, Inc.                                 411,279
          8,313   Synovus Financial Corp.                              146,517
          3,557   T. Rowe Price Associates                             151,173
          3,777   Torchmark Corp.                                       93,245
         22,436   U.S. Bancorp                                         431,893
          3,986   Union Planters Corp.                                 111,359
          7,241   UnumProvident Corp.                                  145,273
          6,006   Wachovia Corp.                                       325,826
         16,280   Washington Mutual, Inc.                              470,085
         47,926   Wells Fargo & Co.                                  1,857,133
------------------------------------------------------------------------------
                                                                    47,977,471
------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Health Care -- 11.8%
         46,043   Abbott Laboratories                              $ 2,051,791
          4,189   AETNA, Inc.                                          268,881
          3,868   Allergan, Inc.                                       288,166
          3,024   Alza Corp.*                                          178,794
         38,784   American Home Products Corp.                       2,278,560
         30,511   Amgen, Inc.*                                       2,143,398
          1,597   Bausch & Lomb, Inc.                                  123,568
          8,606   Baxter International, Inc.                           605,109
          7,527   Becton Dickinson & Co.                               215,931
          4,411   Biogen, Inc.*                                        284,509
          3,489   Biomet, Inc.                                         134,108
         12,156   Boston Scientific Corp.*                             266,672
         58,657   Bristol-Myers Squibb & Co.                         3,416,770
          1,505   C.R. Bard, Inc.                                       72,428
          8,166   Cardinal Health, Inc.                                604,284
         33,583   Eli Lilly & Co.                                    3,354,102
          9,097   Guidant Corp.                                        450,302
         16,530   HCA-The Healthcare Corp.                             502,099
         11,679   HealthSouth Corp.*                                    83,943
          5,072   Humana Inc.                                           24,726
          8,899   IMS Health, Inc.                                     160,182
         41,375   Johnson & Johnson                                  4,215,078
          2,012   Mallinckrodt, Inc.                                    87,396
          3,211   Manor Care, Inc.                                      22,477
          8,357   McKesson HBOC, Inc.                                  174,975
          6,214   MedImmune, Inc.*                                     459,836
         35,568   Medtronic, Inc.                                    1,771,731
         68,399   Merck & Co., Inc.                                  5,241,073
          6,180   PE Corp. - PE Biosystems Group                       407,108
        187,186   Pfizer, Inc.                                       8,984,928
         37,767   Pharmacia Corp.                                    1,952,082
          3,428   Quintiles Transnational Corp.*                        48,421
         43,512   Schering Plough Corp.                              2,197,356
          2,521   St. Jude Medical, Inc.                               115,651
          9,366   Tenet Healthcare Corp.                               252,882
          4,819   UnitedHealth Group Inc.                              413,229
          2,878   Watson Pharmaceuticals, Inc.*                        154,693
          1,839   WellPoint Health Networks, Inc.*                     133,213
------------------------------------------------------------------------------
                                                                    44,140,452
------------------------------------------------------------------------------
Integrated Oil -- 4.4%
          2,674   Amerada Hess Corp.                                   165,119
          2,070   Ashland, Inc.                                         72,579
         19,393   Chevron Corp.                                      1,644,769
        103,526   Exxon Mobil Corp.                                  8,126,791
          2,808   Kerr-McGee Corp.                                     165,497
         10,957   Occidental Petroleum Corp.                           230,782

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Integrated Oil -- 4.4% (continued)
          7,568   Phillips Petroleum Co.                             $ 383,603
         63,762   Royal Dutch Petroleum Co.                          3,925,348
          2,572   Sunoco, Inc.                                          75,713
         16,405   Texaco, Inc.                                         873,566
          4,299   Tosco Corp.                                          121,715
          7,191   Unocal Corp.                                         238,202
          9,216   USX Marathon Group, Inc.                             230,976
------------------------------------------------------------------------------
                                                                    16,254,660
------------------------------------------------------------------------------
Materials & Processing -- 2.2%
          6,812   Air Products and Chemicals, Inc.                     209,895
          6,483   Alcan Aluminium Ltd.                                 200,973
          2,491   Allegheny Technologies, Inc.                          44,838
          1,121   Armstrong World Industries, Inc.                      17,165
          3,340   Avery Dennison Corp.                                 224,197
            912   Ball Corp.                                            29,355
         11,842   Barrick Gold Corp.*                                  215,376
          1,546   Bemis, Inc.                                           51,984
          4,028   Bethlehem Steel Corp.*                                14,350
          2,517   Black & Decker Corp.                                  98,950
          1,714   Boise Cascade Corp.                                   44,350
         18,602   Conoco Inc.                                          456,931
          3,928   Crown Cork & Seal Co., Inc.                           58,920
         20,157   Dow Chemical Corp.                                   608,489
         31,115   E.I. du Pont de Nemours & Co.                      1,361,313
          2,306   Eastman Chemical Co.                                 110,111
          3,881   Ecolab, Inc.                                         151,601
          3,726   Engelhard Corp.                                       63,575
            874   FMC Corp.*                                            50,692
          6,135   Fort James Corp.                                     141,872
          4,785   Freeport-McMoRan Copper & Gold, Inc.                  44,261
          5,119   Georgia Pacific Corp.                                134,374
          1,602   Great Lakes Chemical Corp.                            50,463
          3,259   Hercules, Inc.                                        45,830
          7,817   Homestake Mining Co.                                  53,742
          5,510   Inco Ltd.                                             84,716
         14,361   International Paper Co.                              428,137
          5,779   Leggett & Platt, Inc.                                 95,354
          2,987   Louisiana Pacific Corp.                               32,484
         13,333   Masco Corp.                                          240,827
          3,075   Mead Corp.                                            77,644
          5,060   Newmont Mining Corp.                                 109,423
          2,530   Nucor Corp.                                           83,964
          1,495   Owens Corning                                         13,829
          4,501   Owens-Illinois, Inc.*                                 52,605
          2,328   Phelps Dodge Corp.                                    86,573
          9,582   Placer Dome, Inc.                                     91,628

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Materials & Processing -- 2.2% (continued)
            861   Potlatch Corp.                                     $  28,521
          5,170   PPG Industries, Inc.                                 229,096
          4,718   Praxair, Inc.                                        176,630
          6,468   Rohm & Hass Co.                                      223,146
          2,522   Sealed Air Corp.*                                    132,090
          4,895   Sherwin-Williams Co.                                 103,713
          2,480   Sigma Aldrich Corp.                                   72,540
          2,538   The Stanley Works                                     60,278
          1,543   Temple-Inland, Inc.                                   64,806
          6,261   Transocean Sedco Forex Inc.                          334,572
          4,010   Union Carbide Corp.                                  198,495
          2,557   USX-U.S. Steel Group, Inc.                            47,464
          3,015   Vulcan Materials Co.                                 128,703
          1,977   W.R. Grace & Co.*                                     23,971
          2,956   Westvaco Corp.                                        73,346
          6,912   Weyerhaeuser Co.                                     297,216
          3,286   Willamette Industries, Inc.                           89,544
          2,731   Worthington Industries, Inc.                          28,676
------------------------------------------------------------------------------
                                                                     8,193,598
------------------------------------------------------------------------------
Other Energy -- 0.9%
          3,792   Anadarko Petroleum Corp.                             186,993
          3,382   Apache Corp.                                         198,904
          9,863   Baker Hughes, Inc.                                   315,616
          6,441   Burlington Resources, Inc.                           246,368
         13,184   Halliburton Co.                                      622,120
          1,697   McDermott International, Inc.                         14,955
          2,734   Rowan Cos., Inc.*                                     83,045
         16,938   Schlumberger Ltd.                                  1,263,998
          7,346   Union Pacific Corp.                                  273,179
------------------------------------------------------------------------------
                                                                     3,205,178
------------------------------------------------------------------------------
Producer Durables -- 8.1%
         25,694   Alcoa Inc.                                           745,126
          5,582   Allied Waste Industries, Inc.*                        55,820
          5,798   American Power Conversion Corp.*                     236,631
          3,143   The B.F. Goodrich Co.                                107,058
         26,955   Boeing Co.                                         1,127,056
            692   Briggs & Stratton Corp.                               23,701
         10,381   Caterpillar Inc.                                     351,656
          1,790   Centex Corp.                                          42,065
          2,740   Cooper Industries, Inc.                               89,221
          8,198   Corning, Inc.                                      2,212,435
          1,757   Crane Co.                                             42,717
          4,184   Danaher Corp.                                        206,846
          6,995   Deere & Co.                                          258,815
         16,685   Delphi Automotive Systems Corp.                      242,975
          6,009   Dover Corp.                                          243,740

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Producer Durables -- 8.1% (continued)
         12,664   Emerson Electric Co.                               $ 764,589
          2,298   Fluor Corp.                                           72,674
          5,976   General Dynamics Corp.                               312,246
        294,183   General Electric Co.                              15,591,699
         23,764   Honeywell, Inc.                                      800,550
          8,982   Illinois Tool Works, Inc.                            511,974
          4,832   Ingersoll-Rand Co.                                   194,488
          1,368   Kaufman & Broad Home Corp.                            27,103
         11,882   Lockheed Martin Corp.                                294,822
          1,389   Millipore Corp.                                      104,696
         11,787   Minnesota Mining & Manufacturing Co.                 972,428
          2,066   Northrop Grumman Corp.                               136,873
          3,760   Pall Corp.                                            69,560
          1,212   Pulte Corp.                                           26,210
         10,051   Raytheon Co.                                         193,482
          5,577   Rockwell International Corp.                         175,676
          4,300   Textron, Inc.                                        233,544
          4,609   Thermo Electron Corp.*                                97,077
          1,692   Thomas & Betts Corp.                                  32,360
         50,190   Tyco International Ltd.                            2,377,751
         14,017   United Technologies Corp.                            825,251
          2,794   W.W. Grainger, Inc.                                   86,090
         18,512   Waste Management, Inc.                               351,728
------------------------------------------------------------------------------
                                                                    30,238,733
------------------------------------------------------------------------------
Technology -- 32.3%
         10,416   3Com Corp.*                                          600,222
          3,570   Adobe Systems, Inc.                                  464,100
          4,556   Advanced Micro Devices, Inc.*                        351,951
         13,450   Agilent Technologies, Inc.*                          991,937
          5,923   Altera Corp.*                                        603,776
         68,343   America Online, Inc.*                              3,605,093
         10,510   Analog Devices, Inc.*                                798,760
          2,414   Andrew Corp.*                                         81,020
          9,686   Apple Computer, Inc.*                                507,304
         24,026   Applied Materials, Inc.*                           2,177,356
          1,769   Autodesk, Inc.                                        61,362
         18,630   Automatic Data Processing Inc.                       997,869
          7,247   BMC Software, Inc.*                                  264,402
          5,446   Cabletron Systems, Inc.*                             137,511
          4,321   Ceridian Corp.*                                      103,974
        206,854   Cisco Systems, Inc.*                              13,148,157
          5,454   Citrix Systems, Inc.*                                103,285
         50,491   Compaq Computer Corp.                              1,290,691
         17,502   Computer Associates International, Inc.*             895,884
          4,985   Computer Sciences Corp.                              372,317
         10,585   Compuware Corp.*                                     109,819

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Technology -- 32.3% (continued)
          4,526   Comverse Technology, Inc.*                         $ 420,918
          6,465   Conexant Systems, Inc.*                              314,361
         76,612   Dell Computer Corp.*                               3,777,929
         13,856   Electronic Data Systems Corp.                        571,560
         64,522   EMC Corp.*                                         4,964,161
         12,266   First Data Corp.                                     608,700
          9,574   Gateway, Inc.*                                       543,324
         26,178   Global Crossing Ltd.*                                688,809
         29,750   Hewlett-Packard Co.                                3,715,031
         99,578   Intel Corp.                                       13,312,334
         52,715   International Business Machines Corp.              5,775,587
          5,521   KLA-Tencor Corp.*                                    323,323
          3,854   Lexmark International Group                          259,181
          9,230   Linear Technology Corp.                              590,143
          9,110   LSI Logic Corp.*                                     493,079
         96,840   Lucent Technologies, Inc.                          5,737,770
          8,431   Maxim Integrated Products, Inc.*                     572,781
          2,700   Mercury Interactive Corp.*                           261,225
         16,486   Micron Technology, Inc.                            1,451,798
        156,498   Microsoft Corp.*                                  12,519,840
          5,809   Molex, Inc.                                          279,558
         63,980   Motorola, Inc.                                     1,859,419
          5,270   National Semiconductor Corp.*                        299,073
          2,852   NCR Corp.*                                           111,050
          9,040   Network Appliance, Inc.*                             727,720
         88,065   Nortel Networks Corp.                              6,010,436
          9,935   Novell, Inc.*                                         91,899
          3,880   Novellus Systems, Inc.*                              219,463
         84,392   Oracle Corp.*                                      7,094,203
          8,220   Parametric Technology, Inc.*                          90,420
          3,367   Parker-Hannifin Corp.                                115,320
          8,202   PeopleSoft, Inc.*                                    137,384
          1,458   PerkinElmer, Inc.                                     96,410
          7,684   Pitney Bowes, Inc.                                   307,360
         22,023   QUALCOMM, Inc.*                                    1,321,380
          5,530   RadioShack Corp.                                     261,984
          3,789   Sabre Holdings Corp.                                 107,987
          4,399   Sanmina Corp.*                                       376,115
          1,757   Sapient Corp.*                                       187,889
          4,749   Scientific-Atlanta, Inc.                             353,801
          6,762   Seagate Technology, Inc.*                            371,910
          5,924   Siebel Systems, Inc.*                                968,944
         17,733   Solectron Corp.*                                     742,569
         47,182   Sun Microsystems, Inc.*                            4,290,613
          1,450   Tektronix, Inc.                                      107,300
         12,177   Tellabs, Inc.*                                       833,363
          5,143   Teradyne, Inc.*                                      378,011

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Technology -- 32.3% (continued)
         48,675   Texas Instruments, Inc.                          $ 3,343,364
          9,273   Unisys Corp.*                                        135,038
         11,637   VERITAS Software Corp.*                            1,315,163
         19,741   Xerox Corp.                                          409,626
          9,557   Xilinx, Inc.*                                        789,050
         16,167   Yahoo! Inc.*                                       2,002,687
------------------------------------------------------------------------------
                                                                   120,305,153
------------------------------------------------------------------------------
Utilities -- 8.9%
          3,043   Adaptec, Inc.*                                        69,228
          9,089   ADC Telecommunications, Inc.*                        762,340
         12,714   The AES Corp.*                                       580,076
          9,371   ALLTEL Corp.                                         580,416
          4,072   Ameren Corp.                                         137,430
          9,609   American Electric Power, Inc.                        284,667
        111,538   AT&T Corp.                                         3,527,394
         45,988   Bell Atlantic Corp.                                2,336,765
         55,974   BellSouth Corp.                                    2,385,892
          4,799   CP&L, Inc.                                           153,268
          4,165   CenturyTel, Inc.                                     119,744
          4,742   Cinergy Corp.                                        120,625
          3,291   CMS Energy Corp.                                      72,813
          6,334   Coastal Corp.                                        385,582
          2,412   Columbia Energy Group                                158,287
          6,297   Consolidated Edison, Inc.                            186,549
          4,409   Constellation Energy Group                           143,568
          7,079   Dominion Resources, Inc.                             303,512
          4,244   DTE Energy Co.                                       129,707
         10,951   Duke Energy Corp.                                    617,363
            835   Eastern Enterprises                                   52,605
          9,844   Edison International                                 201,802
          6,878   El Paso Energy Corp.                                 350,348
         21,766   Enron Corp.                                        1,403,907
          6,775   Entergy Corp.                                        184,195
          6,815   FirstEnergy Corp.                                    159,301
          2,943   Florida Progress Corp.                               137,953
          5,314   FPL Group, Inc.                                      263,043
          3,640   GPU, Inc.                                             98,508
         28,659   GTE Corp.                                          1,784,023
          3,461   New Century Energies Inc.                            103,830
         22,575   Nextel Communications, Inc.*                       1,381,308
          5,235   Niagara Mohawk Holdings, Inc.*                        72,949
          1,350   NICOR, Inc.                                           44,044
          4,611   Northern States Power Co.                             93,085
            810   ONEOK, Inc.                                           21,009
          5,045   PECO Energy Co.                                      203,377
          1,095   Peoples Energy Corp.                                  35,418

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2000
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
==============================================================================
Utilities -- 8.9% (continued)
         11,485   PG&E Corp.                                       $   282,818
          4,312   PPL Corp.                                             94,595
          6,431   Public Service Enterprise Group, Inc.                222,673
          8,755   Reliant Energy, Inc.                                 258,820
        101,196   SBC Communications, Inc.                           4,376,727
          6,088   Sempra Energy                                        103,496
         19,350   Southern Co.                                         451,097
         26,045   Sprint Corp. (FON Group)                           1,328,295
         27,208   Sprint Corp. (PCS Group)*                          1,618,876
          7,805   TXU Corp.                                            230,248
          5,309   Unicom Corp.                                         205,392
         13,120   Williams Cos., Inc.                                  546,940
         85,157   WorldCom, Inc.*                                    3,906,578
------------------------------------------------------------------------------
                                                                    33,272,486
------------------------------------------------------------------------------
                  TOTAL COMMON STOCK
                  (Cost -- $337,564,214)                           371,630,992
==============================================================================

      FACE
     AMOUNT                         SECURITY                             VALUE
==============================================================================
U.S. Treasury Bill -- 0.3%
    $ 1,190,000   U.S. Treasury Bill, due 9/14/00
                  (Cost -- $1,176,030)                               1,176,030
==============================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $338,740,244**)                            $372,807,022
==============================================================================
*     Non-income producing security.
+ A portion of this security has been segregated by the custodian for futures contracts commitments.
**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2000
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $338,740,244)                       $372,807,022
   Receivable for securities sold                                        5,815,557
   Receivable for Fund shares sold                                       2,239,742
   Dividends and interest receivable                                       282,195
   Receivable from broker - variation margin                                12,625
----------------------------------------------------------------------------------
   Total Assets                                                        381,157,141
----------------------------------------------------------------------------------
LIABILITIES:
   Payable to bank                                                       5,443,008
   Payable for securities purchased                                        297,473
   Investment advisory fees payable                                         32,598
   Administration fees payable                                              30,042
   Distribution fees payable                                                27,168
   Accrued expenses                                                         94,342
----------------------------------------------------------------------------------
   Total Liabilities                                                     5,924,631
----------------------------------------------------------------------------------
Total Net Assets                                                      $375,232,510
==================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                         $     25,216
   Capital paid in excess of par value                                 336,721,508
   Undistributed net investment income                                   1,138,289
   Accumulated net realized gain
     on security transactions and futures contracts                      3,269,389
   Net unrealized appreciation of investments and futures contracts     34,078,108
----------------------------------------------------------------------------------
Total Net Assets                                                      $375,232,510
==================================================================================
Shares Outstanding:
   Class A                                                              23,152,190
   -------------------------------------------------------------------------------
   Class D                                                               2,064,005
   -------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                           $14.88
   -------------------------------------------------------------------------------
   Class D (and redemption price)                                           $14.91
==================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               19

--------------------------------------------------------------------------------
Statement of Operations (unaudited)

For the Six Months Ended June 30, 2000

INVESTMENT INCOME:
   Dividends                                                       $  1,813,918
   Interest                                                             242,934
-------------------------------------------------------------------------------
   Total Investment Income                                            2,056,852
-------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 2)                                           295,004
   Investment advisory fees (Note 2)                                    244,561
   Administration fees (Note 2)                                         161,285
   Shareholder and system servicing fees                                 82,743
   Registration fees                                                     79,144
   Custody                                                               34,149
   Shareholder communications                                            13,215
   Audit and legal                                                       12,800
   Trustees' fees                                                         7,027
   Other                                                                    800
-------------------------------------------------------------------------------
   Total Expenses                                                       930,728
   Less: Administration fee waiver (Note 2)                             (12,400)
-------------------------------------------------------------------------------
   Net Expenses                                                         918,328
-------------------------------------------------------------------------------
Net Investment Income                                                 1,138,524
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 6):
   Realized Gain From:
     Security transactions (excluding short-term securities)          1,302,206
     Futures contracts                                                2,339,857
-------------------------------------------------------------------------------
   Net Realized Gain                                                  3,642,063
-------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments
   and Futures Contracts:
     Beginning of period                                             38,051,635
     End of period                                                   34,078,108
-------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                           (3,973,527)
-------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                          (331,464)
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $    807,060
===============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999(a)

                                                                         2000             1999
=================================================================================================
OPERATIONS:
  Net investment income                                            $   1,138,524    $     148,464
  Net realized gain (loss)                                             3,642,063             (679)
  Increase (decrease) in net unrealized appreciation                  (3,973,527)      14,495,829
-------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                 807,060       14,643,614
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                       --       (1,412,669)
  Net realized gains                                                    (572,165)          (6,236)
-------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to Shareholders             (572,165)      (1,418,905)
-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                   170,157,629       30,011,242
  Net asset value of shares issued for reinvestment of dividends         555,711        1,372,121
  Cost of shares reacquired                                          (68,776,246)      (9,402,340)
-------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                101,937,094       21,981,023
-------------------------------------------------------------------------------------------------
Increase in Net Assets                                               102,171,989       35,205,732

NET ASSETS:
  Beginning of period                                                273,060,521      237,854,789
-------------------------------------------------------------------------------------------------
  End of period*                                                   $ 375,232,510    $ 273,060,521
=================================================================================================
* Includes undistributed (overdistributed)
    net investment income of:                                      $   1,138,289    $        (235)
=================================================================================================

(a) For the period from December 1, 1999 to December 31, 1999 which reflects a change in the fiscal year end of the Fund.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and six other funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Blend Fund, Smith Barney U.S. 5000 Index Fund and Smith Barney EAFE Index Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999 reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (j) the Fund intends


--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Travelers Investment Management Company, ("TIMCO"), a wholly owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment advisor to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the average daily net assets. This fee is calculated daily and paid monthly.

SSB Citi Fund Management LLC ("SSBC"), another subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SSBC an administration fee calculated at an annual rate of 0.10% of the average daily net assets. This fee is calculated daily and paid monthly. For the six months ended June 30, 2000, SSBC waived a portion of its administration fees of $12,400.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended June 30, 2000, the Fund paid transfer agent fees of $71,214 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group. For the six months ended June 30, 2000, there were no brokerage commissions paid to SSB.

Pursuant to a Distribution Plan, the Fund pays SSB a service fee calculated at an annual rate of 0.20% of the average daily net assets for Class A shares.

All officers and one Trustee of the Trust are employees of SSB.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Investments

During the six months ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $116,221,209
--------------------------------------------------------------------------------
Sales                                                                  8,594,283
================================================================================

At June 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 61,312,892
Gross unrealized depreciation                                       (27,246,114)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 34,066,778
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At June 30, 2000, the Fund held no purchased call or put options.


--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended June 30, 2000, the Fund did not write any call or put option contracts.

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts). At June 30, 2000, the Fund had the following open futures contracts:


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               25

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                          # of                   Basis      Market  Unrealized
Contracts to Buy       Contracts  Expiration     Value       Value     Gain
================================================================================
S&P 500                    5         9/00    $1,823,795   $1,835,125   $11,330
================================================================================

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2000, the Fund had no securities on loan.

8. Shares of Beneficial Interest

At June 30, 2000, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At June 30, 2000, total paid-in capital amounted to the following for each class:

                                                     Class A         Class D
================================================================================
Total Paid-in Capital                             $307,746,949     $28,999,775
================================================================================


--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of the Fund were as follows:

                                         Six Months Ended                   Period Ended
                                          June 30, 2000                   December 31, 1999*
                                    --------------------------        --------------------------
                                      Shares          Amount            Shares          Amount
================================================================================================
Class A
Shares sold                         9,645,787    $ 140,108,389        1,668,984    $  24,427,204
Shares issued on reinvestment          35,166          496,542           81,950        1,220,245
Shares reacquired                  (3,357,295)     (48,844,334)        (636,484)      (9,359,074)
------------------------------------------------------------------------------------------------
Net Increase                        6,323,658    $  91,760,597        1,114,450    $  16,288,375
================================================================================================
Class D
Shares sold                         2,028,367    $  30,049,240          381,854    $   5,584,038
Shares issued on reinvestment           4,182           59,169           10,193          151,876
Shares reacquired                  (1,342,570)     (19,931,912)          (1,964)         (43,266)
------------------------------------------------------------------------------------------------
Net Increase                          689,979    $  10,176,497          390,083    $   5,692,648
================================================================================================

* For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               27

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class A Shares                                2000(1)(2)       1999(2)(3)          1999(4)         1998(5)
===========================================================================================================
Net Asset Value, Beginning of Period        $     15.00       $     14.24       $     11.98     $     10.00
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(6)                         0.05              0.01              0.12            0.05
  Net realized and unrealized gain (loss)         (0.15)             0.83              2.27            1.93
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (0.10)             0.84              2.39            1.98
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              --             (0.08)            (0.06)             --
  Net realized gains                              (0.02)               --             (0.07)             --
-----------------------------------------------------------------------------------------------------------
Total Distributions                               (0.02)            (0.08)            (0.13)             --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     14.88       $     15.00       $     14.24     $     11.98
-----------------------------------------------------------------------------------------------------------
Total Return                                      (0.63)%++          5.88%++          19.96%          19.80%++
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $   344,462       $   252,435       $   223,787     $    55,187
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(6)(7)                                   0.59%+            0.60%+            0.59%           0.59%+
  Net investment income                            0.68+             0.67+             0.83            1.05+
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               3%                0%                6%              4%
===========================================================================================================

(1)   For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(4)   For the year ended November 30, 1999.
(5)   For the period from January 5, 1998 (inception date) to November 30, 1998.
(6) The administrator agreed to waive all or a portion of its fees for the six months ended June 30, 2000, the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:

                Per Share Decreases to         Expense Ratios Without
                 Net Investment Income       Waiver and/or Reimbursement
                 ---------------------       ---------------------------
     2000               $0.00*                          0.59%+
     1999(2)             0.00*                          0.77+
     1999                0.01                           0.68
     1998                0.04                           1.42+

(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.59%.
*     Amount represent less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
28                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class D Shares                               2000(1)(2)       1999(2)(3)        1999(4)        1998(5)
=======================================================================================================
Net Asset Value, Beginning of Period        $    15.01       $    14.28       $    11.99     $    11.00
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(6)                        0.07             0.01             0.17           0.03
  Net realized and unrealized gain (loss)        (0.15)            0.83             2.26           0.96
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              (0.08)            0.84             2.43           0.99
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                             --            (0.11)           (0.07)            --
  Net realized gains                             (0.02)              --            (0.07)            --
-------------------------------------------------------------------------------------------------------
Total Distributions                              (0.02)           (0.11)           (0.14)            --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    14.91       $    15.01       $    14.28     $    11.99
-------------------------------------------------------------------------------------------------------
Total Return                                     (0.50)%++         5.91%++         20.29%          9.00%++
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $   30,771       $   20,626       $   14,068     $    1,810
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(6)(7)                                  0.35%+           0.36%+           0.34%          0.36%+
  Net investment income                           0.92+            0.90+            1.08           1.33+
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              3%               0%               6%             4%
=======================================================================================================

(1)   For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(4)   For the year ended November 30, 1999.
(5)   For the period from August 4, 1998 (inception date) to November 30, 1998.
(6) The administrator agreed to waive all or a portion of its fees for the six months ended June 30, 2000, the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:

                 Per Share Decreases to         Expense Ratios Without
                  Net Investment Income       Waiver and/or Reimbursement
                  ---------------------       ---------------------------
     2000                 $0.00*                        0.36%+
     1999(2)               0.00*                        0.53+
     1999                  0.01                         0.43
     1998                  0.02                         1.18+

(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.40%.
*     Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               29

                                                            SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Trustees

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

James J. Crisona, Emeritus

Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Sandip A. Bhagat, CFA
Vice President and
Investment Officer

John Lau
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Advisor

Travelers Investment
Management Co.

Administrator

SSB Citi Fund Management LLC

Distributor

Salomon Smith Barney Inc.

Custodian

PFPC Trust Company

Transfer Agent

Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of the shareholders of Smith Barney S&P 500 Index Fund, but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Portfolio. If used as sales material after September 30, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
S&P 500 Index Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

FD01525 8/00